As filed with the Securities and Exchange Commission on April 25, 2008

Securities Act File No. 033-73140

Investment Company Act File No. 811-8220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 35 (Check appropriate box or boxes)	☒

ING VARIABLE PRODUCTS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☒           on April 28, 2008 pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (a)(1)

☐            on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ING VARIABLE PRODUCTS TRUST

(“REGISTRANT”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Supplement to Registrant dated April 28, 2008

•	Registrant’s Adviser Class Prospectus dated April 28, 2008

•	Registrant’s Class I Prospectus dated April 28, 2008

•	Registrant’s Class S Prospectus dated April 28, 2008

•	Registrant’s Class S Prospectus for ING VP Real Estate Portfolio dated April 28, 2008.

•	Registrant’s Adviser Class, Class I and Class S related Statement of Additional Information dated April 28, 2008

•	Part C

•	Signature Page

ING Variable Products Trust

 (“Registrant”)

Supplement dated April 28, 2008, to the Registrant’s Adviser Class Prospectus, Class I
Prospectus and Class S Prospectus each dated April 28, 2008

The Prospectuses for the Registrant are hereby supplemented with the following information relating to “Information Regarding Trading of ING’s U.S. Mutual Funds.”

Information Regarding Trading of ING’s U.S. Mutual Funds

As discussed in earlier supplements, ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products.  Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed.  ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing.  ING further reported that each of these arrangements has been terminated and fully disclosed to regulators.  The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S.  Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters.

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

Prospectus

Prospectus

April 28, 2008

Adviser Class ("ADV Class")

ING Variable Products Trust

Domestic Equity Growth Portfolios

■ ING VP MidCap Opportunities Portfolio

International Equity Portfolio

■ ING VP International Value Portfolio

This Prospectus contains important information about investing in Adviser Class shares of certain Portfolios of ING Variable Products Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT'S INSIDE

  INVESTMENT OBJECTIVE

  PRINCIPAL   INVESTMENT STRATEGIES

  RISKS

  HOW THE PORTFOLIO HAS PERFORMED

  WHAT YOU PAY TO
INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies ("Variable Contracts") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and qualified pension or retirement plans ("Qualified Plans").

Individual Variable Contract holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio's investment objective, principal investment strategies and risks.

You'll also find:

How the Portfolio has performed. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Domestic Equity Growth Portfolios

ING VP MidCap Opportunities Portfolio	4

International Equity Portfolio

ING VP International Value Portfolio	6

What You Pay to Invest	8

Information for Investors	10

Management of the Portfolios	13

More Information About Risks	15

Dividends, Distributions and Taxes	19

Financial Highlights	20

Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY GROWTH PORTFOLIO

ING VP MidCap Opportunities Portfolio seeks long-term capital appreciation.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years; and

•  are willing to accept higher risk in exchange for the potential for long-term capital appreciation.

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Value Portfolio seeks long-term capital appreciation.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years;

•  are looking for exposure to international markets; and

•  are willing to accept higher risk in exchange for the potential for long-term growth.

 If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios
1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE	MAIN INVESTMENTS	MAIN RISKS
Domestic Equity Growth Portfolio	ING VP MidCap Opportunities Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities of mid-sized U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and mid- sized companies.

International Equity Portfolio	ING VP International Value Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities of issuers located in countries outside the United States, believed to have prices below their long-term value.	Price volatility, liquidity and other risks that accompany an investment in value-oriented foreign equities. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities.

Portfolios at a Glance
2

PORTFOLIOS AT A GLANCE

 If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance
3

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2007 ranged from $42 million to $624 billion.

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may also invest in derivative instruments and foreign securities.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social or economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities, depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Market Trends — from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large or small company securities, or may not favor equities at all.

Mid-Sized Companies — the stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style.

Inability to Sell Securities — securities of mid-sized companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Midcap Opportunities Portfolio
4

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's ADV Class shares (2007) and Class I shares (2001-2006) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 2001: 22.97%

Worst: 3rd quarter 2001: (28.13)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV and Class I shares' performance to those of two broad measures of market performance — the Russell Midcap® Growth Index and the Russell Midcap® Index. Class I shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years (or Life of Class)
ADV Class Return %	25.00	24.85	(1)	N/A
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)(2) %	11.43	11.43	(3)	N/A
Russell Midcap® Index (reflects no deduction for fees or expenses)(4) %	5.60	5.60	(3)	N/A
Class I Return (adjusted) %	25.10	17.32		(0.15	)(1)
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)(2) %	11.43	17.90		0.83	(5)
Russell Midcap® Index (reflects no deduction for fees or expenses)(4) %	5.60	18.21		8.62	(5)

(1)  ADV Class shares commenced operations on December 29, 2006. Class I shares commenced operations on May 5, 2000. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that ADV Class and Class I shares have different expenses.

(2)  The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(3)  The index returns for ADV Class shares are for the period beginning January 1, 2007.

(4)  The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

(5)  The index returns for Class I shares are for the period beginning May 1, 2000.

 If you have any questions, please call 1-800-992-0180.

ING VP MidCap Opportunities Portfolio
5

ING VP INTERNATIONAL VALUE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio may invest in derivate instruments including futures, options and swaps.

The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Market Trends — from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the stock market could favor growth-oriented securities or may not favor equities at all.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities — convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP International Value Portfolio
6

ING VP INTERNATIONAL VALUE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's ADV Class shares (2007) and Class I shares (1998-2006) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of ADV Class shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and Worst quarterly performance during this period:

Best: 4th quarter 1999: 23.59%

Worst: 3rd quarter 2002: (18.99)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). Class I shares' performance has been adjusted to reflect the higher expenses of ADV Class shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For period ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
ADV Class Return %	12.63	12.56	(1)	N/A
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3) %	11.17	11.17	(4)	N/A
Class I Return (adjusted) %	12.87	19.04		12.18
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3) %	11.17	21.59		8.66

(1)  ADV Class shares commenced operations December 29, 2006. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns to the ADV Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent ADV Class and Class I shares have different expenses.

(2)  ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997 and the Portfolio has been sub-advised by ING Investment Management Co. since July 1, 2002. Prior to July 1, 2002, the Portfolio was sub-advised by Brandes Investment Partners, L.P.

(3)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(4)  The index return for ADV Class shares is for the period beginning January 1, 2007.

 If you have any questions, please call 1-800-992-0180.

ING VP International Value Portfolio
7

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. ING Variable Products Trust ("Trust") and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) Not Applicable.

Operating Expenses Paid Each Year by the Portfolios(1)
(as a % of average net assets)

Portfolio	Management Fee		Distribution (12b-1) Fees	Shareholder Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)		Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Portfolio Operating Expenses
ING VP MidCap Opportunities	%	0.75	0.25	0.25	0.14	0.00	(5)	1.39		(0.25)	1.14
ING VP International Value	%	0.85	0.25	0.25	0.19	0.01		1.55	(6)	(0.04)	1.51

(1)  This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolios' actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.

(2)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Portfolio's average daily net assets.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Portfolio Operating Expenses.

(4)  ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses proposed to be waived, reimbursed or recouped during the current fiscal year by ING Investments, LLC is shown under the heading Waivers, Reimbursements and Recoupments. For each Portfolio, the expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement. For more information regarding the Portfolios' expense limitation agreement, please see the Statement of Additional Information. Pursuant to a side agreement dated April 28, 2008, the expenses limit for ING VP MidCap Opportunities Portfolio is 1.14% for ADV Class shares through May 1, 2010. If, after May 1, 2010, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING VP MidCap Opportunities Portfolio's expense limitation agreement of 1.40%. There is no guarantee this side agreement will continue after that date. Any fees waived or expenses reimbursed pursuant to the side agreement shall not be eligible for recoupment.

(5)  Amount represents less than one-half of 0.01% and is included in Other Expenses.

(6)  The Total Portfolio Operating Expenses shown may be higher than a Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolios and do not include acquired fund fees and expenses.

What You Pay to Invest
8

WHAT YOU PAY TO INVEST

  Examples

The Examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that a Portfolio earned an average annual return of 5%, and the annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio(1)	1 Year	3 Years	5 Years	10 Years
ING VP MidCap Opportunities	$116	390	712	1,624
ING VP International Value	$154	486	841	1,842

(1)  The Examples reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

 If you have any questions, please call 1-800-992-0180.

What You Pay to Invest
9

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, ("Code") and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, ("ING Funds Distributor" or "Distributor") the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Trust currently does not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans, or it offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios' Board of Trustees ("Board") directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its

Information for Investors
10

INFORMATION FOR INVESTORS

current net asset value ("NAV"), causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the interest of a Portfolio's shareholders.

Classes of Shares

The Portfolios also offer Class I and Class S shares. Class I and Class S shares are not offered in this Prospectus.

Shareholder Service and Distribution Plan Fees

The Trust has adopted a shareholder service and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") ("Shareholder Service and Distribution Plan") for the ADV Class shares of each Portfolio. Under the Shareholder Service and Distribution Plan, the Distributor, the Portfolios' principal underwriter, is paid an annual shareholder services fee equal to 0.25% and an annual distribution fee equal to 0.25% in each case computed as a percentage of average daily net assets of the ADV Class shares of each Portfolio. The shareholder services fee is paid for the shareholder services and account maintenance services provided by the Distributor to the Portfolios, and may be used by the Distributor to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts. The distribution fee is paid for the Distributor's services as distributor of the Portfolios in connection with any activities or expenses primarily intended to result in the sale of ADV Class shares of the Portfolios. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolios paying fees under the Portfolios' Shareholder Service and Distribution Plan (collectively, "ING"), the Portfolios' Adviser or Distributor, out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither of the Portfolios, the Adviser, nor the Distributor are a party to these

 If you have any questions, please call 1-800-992-0180.

Information for Investors
11

INFORMATION FOR INVESTORS

arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company's Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company's Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Information for Investors
12

ADVISER AND SUB-ADVISER  MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for each Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April of 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.

Portfolio	Management Fees
ING VP MidCap Opportunities	0.75%
ING VP International Value	1.00

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2007.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Portfolios. ING Investments delegates to the sub-adviser of the Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolios.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of a Portfolios' Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolios' shareholders. A Portfolio will notify shareholders of any change in the identity of the sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of a Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING Investments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

ING Investment Management Co.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as the Sub-Adviser to each Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio's investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

ING VP MidCap Opportunities Portfolio

The following individuals share responsibility for the day-to-day management of ING VP MidCap Opportunities Portfolio:

The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Portfolio Manager, has over 16 years of investment management experience. Mr. Welsh joined ING IM in 2004, from Columbus Circle Investors, where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has over 13 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for the firm's small-capitalization equity strategies.

 If you have any questions, please call 1-800-992-0180.

Management of the Portfolios
13

MANAGEMENT OF THE PORTFOLIOS  ADVISER AND SUB-ADVISERS

ING VP International Value Portfolio

The following individual is responsible for the day-to-day management of ING VP International Portfolio, since July 2002:

Philip A. Schwartz, CFA, Senior Vice President, has co-managed the Portfolio since July 2002 and has solely managed the Portfolio since December 2006. Mr. Schwartz has been responsible for international investment analysis and has over 16 years of investment experience. He previously served as Senior Vice President and Director of International Equity Strategy at Lexington.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.

Management of the Portfolios
14

MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio's principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategies.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Convertible Securities (ING VP International Value Portfolio). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Corporate Debt Securities (ING VP International Value Portfolio). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (Both Portfolios). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Portfolios invest in these types of derivatives, please check the description of each Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments (ING VP International Value Portfolio). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

 If you have any questions, please call 1-800-992-0180.

More Information About Risks
15

MORE INFORMATION ABOUT RISKS

Foreign Securities (All Portfolios). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

Inability to Sell Securities (Both Portfolios). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Lending Portfolio Securities (Both Portfolios). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 33 1/3%, of Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Other Investment Companies (Both Portfolios). Each Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Portfolio Turnover (Both Portfolios). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A high portfolio turnover rate involves greater expenses to the Portfolios, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Small- and Mid-Capitalization Companies (Both Portfolios). Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

More Information About Risks
16

MORE INFORMATION ABOUT RISKS

Other Risks

Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

High-Yield, Lower Grade Debt Securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interests in Loans. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds. Certain Portfolios' shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by those investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the

 If you have any questions, please call 1-800-992-0180.

More Information About Risks
17

MORE INFORMATION ABOUT RISKS

security at the future date was entered and the Portfolio will experience a loss.

Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

Repurchase Agreements. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, a Portfolio may not be able to sell the collateral at the desired time.

Restricted and Illiquid Securities. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

Short Sales. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve its investment objective.

U.S. Government Securities. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

More Information About Risks
18

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio distributes substantially all of its net investment income and net capital gains to shareholders each year. The Portfolios generally declare and pay dividends quarterly. Each Portfolio distributes capital gains, if any annually.

Tax Matters

Holders of Variable Contracts should refer to the Prospectus for their Contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

Please see the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

 If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes
19

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio's ADV Class shares' financial performance, as applicable for the past five years, or, if shorter, the period of the class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolios' independent registered public accounting firm, along with each Portfolio's financial statements, is included in the Portfolios' annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

Financial Highlights
20

FINANCIAL HIGHLIGHTS  ING VP MIDCAP OPPORTUNITIES PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	ADV Class
	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$8.16		8.16	††
Income (loss) from investment operations:
Net investment loss	$(0.07)		(0.00	)*
Net realized and unrealized gain on investments	$2.11		—
Total from investment operations	$2.04		(0.00	)*
Net asset value, end of period	$10.20		8.16	††
Total Return(2)%	25.00		—
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.39		1.45
Net expenses after expense reimbursement/recoupment(3)(4)%	1.40	†	1.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.79	)†	(1.40)
Portfolio turnover rate %	186		139

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Amount is more than ($0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

††  Amount was previously reported as $8.20 and has been corrected to reflect the actual NAV.

 If you have any questions, please call 1-800-992-0180.

ING VP MidCap Opportunities Portfolio
21

ING VP INTERNATIONAL VALUE PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	ADV Class
	Year Ended December 31, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.26		15.26	††
Income (loss) from investment operations:
Net investment income (loss)	$0.19		(0.00	)*
Net realized and unrealized gain on investments (net of Indian tax)	$1.60		—
Total from investment operations	$1.79		(0.00	)*
Less distributions from:
Net investment income	$0.19		—
Net realized gains on investments	$2.65		—
Total distributions	$2.84		—
Net asset value, end of period	$14.21		15.26	††
Total Return(2)%	12.63		—
Ratios and Supplemental Data:
Net assets, end of period (000s)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.69		1.69
Net expenses after expense reimbursement(3)(4)%	1.50	†	1.50	†
Net investment income (loss) after expense reimbursement(3)(4)%	1.25	†	(1.50	)†
Portfolio turnover rate %	202		146

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of contract insurance charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Amount is more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

††  Amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.

ING VP International Value Portfolio
22

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

ING Variable Products Trust

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, NE
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:

ING Variable Products Trust (811-8220)

ING VP International Value Portfolio

ING VP MidCap Opportunities Portfolio

PRPRO-VPTA  (0408-042807)

Prospectus

Prospectus

April 28, 2008

Class I

ING Variable Products Trust

Domestic Equity and Income Portfolio

■ ING VP Real Estate Portfolio

Domestic Equity Growth Portfolios

■ ING VP MidCap Opportunities Portfolio

■ ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolio

■ ING VP Financial Services Portfolio

Fixed-Income Portfolio

■ ING VP High Yield Bond Portfolio

International Equity Portfolio

■ ING VP International Value Portfolio

This Prospectus contains important information about investing in Class I shares of certain Portfolios of ING Variable Products Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT'S INSIDE

  INVESTMENT OBJECTIVE

  PRINCIPAL
INVESTMENT STRATEGIES

  RISKS

  HOW THE
PORTFOLIO HAS
PERFORMED

  WHAT YOU
PAY TO
INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies ("Variable Contracts") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and qualified pension or retirement plans ("Qualified Plans").

Individual Variable Contract holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio's investment objective, principal investment strategies and risks.

You'll also find:

How the Portfolio has performed. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Domestic Equity and Income Portfolio

ING VP Real Estate Portfolio	4

Domestic Equity Growth Portfolios

ING VP MidCap Opportunities Portfolio	6

ING VP SmallCap Opportunities Portfolio	8

Domestic Equity Value Portfolio

ING VP Financial Services Portfolio	10

Fixed-Income Portfolio

ING VP High Yield Bond Portfolio	12

International Equity Portfolio

ING VP International Value Portfolio	14

What You Pay to Invest	16

Information for Investors	18

Management of the Portfolios	21

More Information About Risks	23

Dividends, Distributions and Taxes	27

Financial Highlights	28

Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY AND INCOME PORTFOLIO

ING VP Real Estate Portfolio seeks total return.

It may be a suitable investment if you:

•  want both regular income and the potential for long-term capital appreciation; and

•  are looking for growth potential.

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING's Domestic Equity Growth Portfolios seek long-term capital appreciation.

They may be suitable investments if you:

•  are investing for the long-term — at least several years; and

•  are willing to accept higher risk in exchange for the potential for long-term capital appreciation.

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP Financial Services Portfolio seeks long-term capital appreciation.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years; and

•  are willing to accept risk in exchange for the potential for long-term capital appreciation.

FIXED-INCOME PORTFOLIO

ING VP High Yield Bond Portfolio seeks high current income and total return.

It may be a suitable investment if you:

•  want both regular income and the potential for capital appreciation;

•  want greater income potential than a money market fund; and

•  are willing to accept more risk than in a money market fund.

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Value Portfolio seeks long-term capital appreciation by investing primarily in foreign equities.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years;

•  are looking for exposure to international markets; and

•  are willing to accept higher risk in exchange for the potential for long-term growth.

 If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios
1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE
Domestic Equity and Income Portfolio	ING VP Real Estate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	Total return.

Domestic Equity Growth Portfolios	ING VP MidCap Opportunities Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.

	ING VP SmallCap Opportunities Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.

Domestic Equity Value Portfolio	ING VP Financial Services Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.

Fixed-Income Portfolio	ING VP High Yield Bond Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	High current income and total return.

International Equity Portfolio	ING VP International Value Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.

Portfolios at a Glance
2

PORTFOLIOS AT A GLANCE

	MAIN INVESTMENTS	MAIN RISKS
Domestic Equity and Income Portfolio	Common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies.	Price volatility and other risks that accompany an investment in real estate equity securities and volatility due to non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real estate.
Domestic Equity Growth Portfolios	Equity securities of mid-sized U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and mid-sized companies.
	Equity securities of smaller, lesser known U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and small-sized companies.
Domestic Equity Value Portfolio	Equity securities and equity equivalent securities of companies principally engaged in providing financial services.	Price volatility and other risks that accompany an investment in equity securities. Susceptible to risks of decline in the price of securities of companies concentrated in the financial services industry.
Fixed-Income Portfolio	A diversified portfolio of high-yield (high risk) bonds, commonly referred to as "junk bonds," that are unrated or rated below investment grade.	Credit, interest rate, prepayment and other risks that accompany an investment in lower-quality debt securities of principal issuers. Particularly sensitive to credit risk during economic downturns.
International Equity Portfolio	Equity securities of issuers located in countries outside the United States, believed to have prices below their long-term value.	Price volatility, liquidity and other risks that accompany an investment in value-oriented foreign equities. May be sensitive to currency exchange rates, international political and economic conditions and other risks that also affect foreign securities.

 If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance
3

ING VP REAL ESTATE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Clarion Real Estate Securities L.P.

INVESTMENT
OBJECTIVE

This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio is non-diversified, which means it may invest a significant portion of assets in a single issuer.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Pending Merger — Subject to shareholder approval, the Portfolio's Board of Trustees has approved the reorganization of the Portfolio with and into ING Global Real Estate Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Global Real Estate Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Concentration — because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Initial Public Offerings ("IPOs") — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Market Trends — from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.

Non-Diversification Status — the Portfolio is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Portfolio invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Portfolio will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in the securities of small- and mid-sized companies, which may be more susceptible to price volatility than the securities of larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Real Estate — investments in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Rule 144A Securities — Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

Inability to Sell Securities — securities of smaller companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Real Estate Portfolio
4

ING VP REAL ESTATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 1st quarter 2006: 15.78%

Worst: 4th quarter 2007: (11.85)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International U.S. REIT® Index ("MSCI U.S. REIT® Index"). It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year		5 Years (or Life of Class)		10 Years
Class I Return	%	(16.16)	17.37	(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses or taxes)(2)%		(16.82)	16.43	(3)	N/A

(1)  Class I shares commenced operations on May 3, 2004.

(2)  The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)  The index return for Class I shares is for the period beginning May 1, 2004.

 If you have any questions, please call 1-800-992-0180.

ING VP Real Estate Portfolio
5

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2007 ranged from $624 million to $42 billion.

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may also invest in derivative instruments and foreign securities.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social or economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities, depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Market Trends — from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large or small company securities, or may not favor equities at all.

Mid-Sized Companies — the stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style.

Inability to Sell Securities — securities of mid-sized companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP MidCap Opportunities Portfolio
6

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 2001: 23.12%

Worst: 3rd quarter 2001: (28.03)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance — the Russell Midcap® Growth Index and the Russell Midcap® Index. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years (or Life of Class)
Class I Return %	25.74	17.91	0.36	(1)
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)(2)%	11.43	17.90	0.83	(3)
Russell Midcap® Index (reflects no deduction for fees or expenses)(4)%	5.60	18.21	8.62	(3)

(1)  Class I shares commenced operations on May 5, 2000.

(2)  The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(3)  The index returns for Class I shares are for the period beginning May 1, 2000.

(4)  The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

 If you have any questions, please call 1-800-992-0180.

ING VP MidCap Opportunities Portfolio
7

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2007, ranged from $47 million to $8.4 billion.

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Market Trends — from time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large company securities, or may not favor equities at all.

The Portfolio's investment in the technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999. There can be no assurance that such performance will be repeated.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style.

Small-Sized Companies — stocks of smaller companies may carry higher risks than stocks of larger companies.

•  Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

•  In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

•  When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

•  Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Inability to Sell Securities — securities of small-sized companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP SmallCap Opportunities Portfolio
8

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 1999: 57.71%

Worst: 3rd quarter 2001: (29.37)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance — the Russell 2000® Growth Index and the Russell 2000® Index. It is not possible to invest directly in the indices.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return %	10.07	15.61	8.95
Russell 2000® Growth Index (reflects no deduction for fees or expenses)(1)%	7.05	16.50	4.32
Russell 2000® Index (reflects no deduction for fees or expenses)(2)%	(1.57)	16.25	7.08

(1)  The Russell 2000® Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(2)  The Russell 2000® Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

 If you have any questions, please call 1-800-992-0180.

ING VP SmallCap Opportunities Portfolio
9

ING VP FINANCIAL SERVICES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and equity-equivalent securities of companies principally engaged in the financial services industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For purposes of the Portfolio's investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. The Portfolio can invest in common stocks of companies of any size.

Financial services companies may include, but are not limited to the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; real estate investment trusts; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; suppliers to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Sub-Adviser emphasizes a value approach, and selects securities that are undervalued relative to the market, and have potential for future growth, including securities of institutions that the Sub-Adviser believes are well positioned to take advantage of investment opportunities in the financial services industry.

The Portfolio may invest in initial public offerings.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Liquidation
On January 31, 2008, the Board of Trustees approved a proposal to liquidate ING VP Financial Services Portfolio. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008. Shareholders will be notified if the liquidation is not approved.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Concentration — because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform portfolios that have greater diversification.

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Illiquid Securities — if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

Initial Public Offerings ("IPOs") — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Interest Rate — because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in response to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.

Market Trends — from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor securities or industries to which the Portfolio is not exposed to, or may not favor equities at all.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than small companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities — convertible securities and securities of smaller companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Financial Services Portfolio
10

ING VP FINANCIAL SERVICES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 3rd quarter 2006: 8.04%

Worst: 4th quarter 2007: (8.32)%

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance — the Standard & Poor's 500 Financials Index ("S&P 500 Financials Index") and the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). It is not possible to invest directly in the indices.

	1 Year	5 Years (or Life of Class)		10 Years
Class I Return %	(12.47)	6.11	(1)	N/A
S&P 500 Financials Index (reflects no deduction for fees, expenses or taxes)(2)%	(18.41)	3.80	(3)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(4)%	5.49	10.03	(3)	N/A

(1)  Class I shares commenced operations on May 3, 2004.

(2)  The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500® Index.

(3)  The index returns for Class I shares are for the period beginning May 1, 2004.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

 If you have any questions, please call 1-800-992-0180.

ING VP Financial Services Portfolio
11

ING VP HIGH YIELD BOND PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks to provide investors with a high level of current income and total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of high-yield (high-risk) bonds, commonly referred to as "junk bonds." The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

High-yield bonds are debt securities that, at the time of purchase, are not rated by a nationally recognized statistical rating organization ("NRSRO") or are rated below investment grade (for example, rated below BBB- by Standard & Poor's Rating Corporation or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a NRSRO. The Portfolio defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Portfolio, the Sub-Adviser does not rely exclusively on ratings assigned by the NRSRO. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Portfolio's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Portfolio or the maturity of any single investment. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The Portfolio may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may invest in derivatives and companies of any size.

In choosing investments for the Portfolio, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high-yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's approach to decision making includes contributions from individual managers responsible for specific industry sectors.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger — Subject to shareholder approval, the Portfolio's Board of Trustees has approved the reorganization of the Portfolio with and into ING Pioneer High Yield Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Pioneer High Yield Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

RISKS

The Portfolio is subject to risks associated with investing in lower-rated securities. You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

Credit — the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. The Portfolio may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. The Portfolio is also subject to credit risk through its investment in floating rate loans.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social or economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities, depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in countries with emerging securities markets.

High-Yield, Lower Grade Debt Securities — when the Portfolio invests in debt securities rated below investment grade, its credit risks are greater than that of funds that buy only investment-grade debt securities. Lower grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations. The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price. These risks can reduce the Portfolio's share price and the income it earns.

Interest Rate — the value of the Portfolio's investments may fall when interest rates rise. The Portfolio may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Debt and equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. The Portfolio may invest in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may invest in securities of small- and mid-sized companies, which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Inability to Sell Securities — high-yield securities may be less liquid than other investments and higher quality investments. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP High Yield Bond Portfolio
12

ING VP HIGH YIELD BOND PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 2001: 5.97%

Worst: 3rd quarter 1998: (7.97)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to those of two broad measures of market performance — the Lehman Brothers® High Yield Bond Index and the Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index. It is not possible to invest directly in the indices.

Average Annual Total Returns

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class I Return %	2.19	7.55	2.13
Lehman Brothers® High Yield Bond Index (reflects no deduction for fees or expenses)(1)%	1.87	10.90	5.51
Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index (reflects no deduction for fees, expenses or taxes)(2)%	2.26	10.75	5.59

(1)  The Lehman Brothers® High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(2)  The Lehman Brothers® High Yield Bond — 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities. The Composite Index more closely tracks the types of securities in which the Portfolio invests than the Lehman Brothers® High Yield Bond Index.

 If you have any questions, please call 1-800-992-0180.

ING VP High Yield Bond Portfolio
13

ING VP INTERNATIONAL VALUE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio may invest in derivate instruments including futures, options and swaps.

The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks among others:

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Market Trends — from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the stock market could favor growth-oriented securities or may not favor equities at all.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities — convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP International Value Portfolio
14

ING VP INTERNATIONAL VALUE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 1999: 23.74%

Worst: 3rd quarter 2002: (18.89)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year		5 Years	10 Years
Class I Return	%	13.44	19.63	12.74
MSCI EAFE® Index (reflects no deduction for fees or expenses)(2)%		11.17	21.59	8.66

(1)  ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997 and the Portfolio has been sub-advised by ING Investment Management Co. since July 1, 2002. Prior to July 1, 2002, the Portfolio was sub-advised by Brandes Investment Partners, L.P.

(2)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

 If you have any questions, please call 1-800-992-0180.

ING VP International Value Portfolio
15

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. ING Variable Products Trust ("Trust") and the Portfolios are not parties to that Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment). Not Applicable.

Operating Expenses Paid Each Year by the Portfolios(1)
(as a % of average net assets)

Portfolio	Management Fees		Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)		Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Portfolio Operating Expenses
ING VP Real Estate	%	0.75	N/A	0.17	N/A		0.92		—	0.92
ING VP MidCap Opportunities	%	0.75	N/A	0.14	0.00	(5)	0.89		(0.25)	0.64
ING VP SmallCap Opportunities	%	0.75	N/A	0.15	0.01		0.91	(6)	—	0.91
ING VP Financial Services	%	0.75	N/A	0.17	0.00	(5)	0.92		(0.12)	0.80
ING VP High Yield Bond	%	0.58	N/A	0.19	0.03		0.80	(6)	(0.05)	0.75
ING VP International Value	%	0.85	N/A	0.19	0.01		1.05	(6)	(0.04)	1.01

(1)  This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.

(2)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Portfolio's average daily net assets.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Portfolio Operating Expenses.

(4)  ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible reimbursement or recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Waivers, Reimbursements and Recoupments. For each Portfolio the expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement. For more information regarding the Portfolios' expense limitation agreement, please see the Statement of Additional Information. Pursuant to a side agreement dated April 28, 2008, the expense limit for ING VP MidCap Opportunities Portfolio is 0.64% for Class I shares through May 1, 2010. If, after May 1, 2010, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING VP MidCap Opportunities Portfolio's expense limitation agreement of 0.90%. There is no guarantee this side agreement will continue after that date. Any fees waived or reimbursed pursuant to the side agreement shall not be eligible for recoupment.

(5)  Amount represents less than 0.01% and is included in Other Expenses.

(6)  The Total Portfolio Operating Expenses shown may be higher than a Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolios and do not include acquired fund fees and expenses.

What You Pay to Invest
16

WHAT YOU PAY TO INVEST

  Examples

The Examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that a Portfolio earned an average annual return of 5%, and that the annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING VP Real Estate	$94	293	509	1,131
ING VP MidCap Opportunities(1)	$65	233	443	1,049
ING VP SmallCap Opportunities(1)	$93	290	504	1,120
ING VP Financial Services(1)	$82	281	498	1,120
ING VP High Yield Bond(1)	$77	250	439	985
ING VP International Value(1)	$103	330	575	1,279

(1)  The Examples reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

 If you have any questions, please call 1-800-992-0180.

What You Pay to Invest
17

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, ("Code") and under the federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, ("ING Funds Distributor" or "Distributor"), the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios' Board of Trustees ("Board") directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current net asset value ("NAV"), causes a change in the price

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INFORMATION FOR INVESTORS

of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

Classes of Shares

Certain Portfolios also offer Adviser Class ("ADV Class") shares and Class S shares. ADV Class and Class S shares are not offered in this Prospectus.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Adviser or Distributor (collectively, "ING"), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither of the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt

If you have any questions, please call 1-800-992-0180.

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INFORMATION FOR INVESTORS

securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company's Variable Contract or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1.) Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

Information for Investors
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ADVISER AND SUB-ADVISERS  MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for each Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.

Portfolio	Management Fees
ING VP Real Estate	0.75%
ING VP MidCap Opportunities	0.75
ING VP SmallCap Opportunities	0.75
ING VP Financial Services	0.75
ING VP High Yield Bond	0.58
ING VP International Value	1.00

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2007.

SUB-ADVISERS

ING Investments has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio's Portfolio. These sub-advisers are affiliates of ING Investments.

ING Investments acts as a "manager-of-managers" for the Portfolios. ING Investments delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of a Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING lnvestments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Portfolios.

ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio and ING VP International Value Portfolio.

ING Investment Management Co.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as the Sub-Adviser to each Portfolio except ING VP Real Estate Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio's investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

ING VP MidCap Opportunities Portfolio

The following individuals share responsibility for the day-to-day management of ING VP MidCap Opportunities Portfolio:

The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Portfolio Manager, has over 16 years of investment management experience. Mr. Welsh joined ING IM in 2004, from Columbus Circle Investors, where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has over 13 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided

If you have any questions, please call 1-800-992-0180.

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MANAGEMENT OF THE PORTFOLIOS  ADVISER AND SUB-ADVISERS

quantitative analysis for the firm's small-capitalization equity strategies.

ING VP SmallCap Opportunities Portfolio

The following individual is responsible for the day-to-day management of ING VP SmallCap Opportunities Portfolio:

The Portfolio has been managed by Steve Salopek since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek had been portfolio manager with Banc One Investment Advisers from 1999-2004.

ING VP Financial Services Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Financial Services Portfolio:

The Portfolio has been managed by Robert M. Kloss, Portfolio Manager, and Steven L. Rayner, Portfolio Manager, since May 2004. Formerly, Mr. Kloss served as an Equity Analyst and Portfolio Manager since 1998. Mr. Rayner had previously served as the primary analyst for the Portfolio from June 1995 until January 2001.

ING VP High Yield Bond Portfolio

The following individual is responsible for the day-to-day management of ING VP High Yield Bond Portfolio:

The Portfolio has been managed by Randall Parrish, CFA, since March 2007. Mr. Parrish has over 14 years of investment experience. For the past 6 years, Mr. Parrish has been a senior analyst on the ING Investment Management High Yield Team focusing on the media and retail/consumer sectors. Prior to joining ING Investment Management Co. in 2001, he was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America.

ING VP International Value Portfolio

The following individual is responsible for the day-to-day management of ING VP International Portfolio:

Philip A. Schwartz, CFA, Senior Vice President, has co-managed the Portfolio since July 2002 and has solely managed the Portfolio since December 2006. Mr. Schwartz has been responsible for international investment analysis and has over 16 years of investment experience. He previously served as Senior Vice President and Director of International Equity Strategy at Lexington.

ING VP Real Estate Portfolio
ING Clarion Real Estate Securities L.P.

Founded in 1969, ING Clarion Real Estate Securities L.P. ("ING CRES" or "Sub-Adviser"), serves as the Sub-Adviser to ING VP Real Estate Portfolio, a Delaware limited partnership, and is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2007, were valued at approximately $17.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING VP Real Estate Portfolio:

T. Ritson Ferguson, Chief Investment Officer ("CIO") & Managing Director leads the portfolio management team for the Portfolio and has co-managed the Portfolio since May 2004. Mr. Ferguson has over 20 years of real estate investment experience. He has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director has been with ING CRES since 1997 and has co-managed the Portfolio since May 2004. Mr. Smith's role as a member of the portfolio management team requires that he focus on specific investments and provide expert knowledge on those companies and industries.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.

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MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio's principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategies.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Concentration (ING VP Financial Services Portfolio and ING VP Real Estate Portfolio). Each Portfolio concentrates (for purposes of the 1940 Act) their assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, each Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Convertible Securities (ING VP Financial Services Portfolio, ING VP International Value Portfolio and ING VP Real Estate Portfolio). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Corporate Debt Securities (ING VP Financial Services Portfolio, ING VP High Yield Bond Portfolio and ING VP International Value Portfolio). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (ING VP High Yield Bond, ING VP International Value Portfolio and ING VP MidCap Opportunities Portfolio). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Portfolios invest in these types of derivatives, please check the description of each Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments (ING VP High Yield Bond Portfolio and ING VP International Value Portfolio). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be

 If you have any questions, please call 1-800-992-0180.

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MORE INFORMATION ABOUT RISKS

intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities (ING VP High Yield Bond Portfolio, ING VP International Value Portfolio and ING VP MidCap Opportunities Portfolio). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

High-Yield, Lower Grade Debt Securities (ING VP High Yield Bond Portfolio).  Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Inability to Sell Securities (All Portfolios). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") (ING VP Financial Services Portfolio and ING VP Real Estate Portfolio). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that a Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the IPOs.

Non-Diversified Investment Company (ING VP Real Estate Portfolio). The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that the Portfolio may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies (All Portfolios). Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual

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MORE INFORMATION ABOUT RISKS

companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Real Estate Securities (ING VP Real Estate Portfolio). Investments in issuers that are primarily engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Restricted and Illiquid Securities (ING VP Financial Services Portfolio). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Rule 144A Securities (ING VP Real Estate Portfolio).  Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Small- and Mid-Capitalization Companies (All Portfolios). Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities (All Portfolios). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 30% or 33 1/3%, depending on the Portfolio, of Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover (ING VP International Value Portfolio, ING VP MidCap Opportunities Portfolio and ING VP Real Estate Portfolio).  Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A high portfolio turnover rate involves greater expenses to the Portfolios, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Other Risks

Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Interests in Loans. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

 If you have any questions, please call 1-800-992-0180.

More Information About Risks
25

MORE INFORMATION ABOUT RISKS

Investment by Funds-of-Funds. Certain Portfolios' shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by those investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Repurchase Agreements. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, a Portfolio might incur a loss. If the seller declares bankruptcy, a Portfolio may not be able to sell the collateral at the desired time.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

Short Sales. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve its investment objective.

Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

More Information About Risks
26

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio distributes substantially all of its net investment income and net capital gains to shareholders. The Portfolios generally declare and pay dividends quarterly, with the exception of ING VP High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly. Each Portfolio distributes capital gains, if any, at least once annually.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

Please see the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

 If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes
27

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio's Class I shares' financial performance, as applicable for the past five years or, if shorter, the period of the class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolios' independent registered public accounting firm, along with each Portfolio's financial statements, is included in the Portfolio's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

Financial Highlights
28

FINANCIAL HIGHLIGHTS  ING VP REAL ESTATE PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,				May 3, 2004(1) to December 31,
	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$19.62	14.96	13.62		10.00
Income (loss) from investment operations:
Net investment income	$0.25 *	0.24	0.21	*	0.34 *
Net realized and unrealized gain (loss) on investments	$(3.36)	5.12	1.47		3.64
Total from investment operations	$(3.11)	5.36	1.68		3.98
Less distributions from:
Net investment income	$0.25	0.40	0.34		0.14
Net realized gains on investments	$0.98	0.30	—		0.15
Return of capital	$—	—	—		0.07
Total distributions	$1.23	0.70	0.34		0.36
Net asset value, end of period	$15.28	19.62	14.96		13.62
Total Return(2)%	(16.16)	36.17	12.49		40.01
Ratios and Supplemental Data:
Net assets, end of period (000's)	$112,840	132,520	57,410		31,355
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.92	0.93	0.96		1.53
Net expenses after expense reimbursement/recoupment(3)(4)%	0.92	0.93	1.04		1.05
Net investment income after expense reimbursement/recoupment(3)(4)%	1.36	1.25	1.49	†	4.79
Portfolio turnover rate %	107	37	48		30

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.26 and increase net realized and unrealized gain on investments by $0.26 and decrease the ratio of net investment to average net assets from 3.38% to 1.49% on Class I.

 If you have any questions, please call 1-800-992-0180.

ING VP Real Estate Portfolio
29

ING VP MIDCAP OPPORTUNITIES PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,
	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$8.16		7.57	6.86	6.15	4.50
Income (loss) from investment operations:
Net investment loss	$(0.03)		(0.03)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain on investments	$2.13		0.62	0.73	0.73	1.67
Total from investment operations	$2.10		0.59	0.71	0.71	1.65
Net asset value, end of year	$10.26		8.16	7.57	6.86	6.15
Total Return(1)%	25.74		7.79	10.35	11.54	36.67
Ratios and Supplemental Data:
Net assets, end of year (000's)	$91,459		71,154	78,760	83,969	13,496
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment %	0.89		0.95	0.97	0.96	1.21
Net expenses after expense reimbursement/recoupment(2)%	0.90	†	0.90	0.90	0.94	0.90
Net investment loss after expense waiver(2)%	(0.39	)†	(0.32)	(0.31)	(0.47)	(0.53)
Portfolio turnover rate %	186		139	90	73	162

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

ING VP MidCap Opportunities Portfolio
30

FINANCIAL HIGHLIGHTS  ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,
	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$19.97		17.74	16.26	14.76	10.64
Income (loss) from investment operations:
Net investment income (loss)	$0.01		(0.07)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain on investments	$2.00		2.30	1.56	1.59	4.19
Total from investment operations	$2.01		2.23	1.48	1.50	4.12
Net asset value, end of year	$21.98		19.97	17.74	16.26	14.76
Total Return(1)%	10.07		12.57	9.10	10.16	38.72
Ratios and Supplemental Data:
Net assets, end of the year (000s)	$83,695		81,210	81,155	86,218	91,031
Ratios to average net assets:
Gross expenses prior to expense reimbursement %	0.90		0.93	0.96	0.94	1.07
Net expenses after expense reimbursement(2)%	0.90	†	0.90	0.90	0.90	0.90
Net investment income (loss) after expense reimbursement(2)%	0.07	†	(0.35)	(0.52)	(0.58)	(0.63)
Portfolio turnover rate %	97		84	83	67	168

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

 If you have any questions, please call 1-800-992-0180.

ING VP SmallCap Opportunities Portfolio
31

ING VP FINANCIAL SERVICES PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,				May 3, 2004(1) to December 31,
	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.36	11.56	11.06		10.00
Income (loss) from investment operations:
Net investment income	$0.21	0.18	0.14	*	0.06 *
Net realized and unrealized gain (loss) on investments	$(1.83)	1.83	0.70		1.15
Total from investment operations	$(1.62)	2.01	0.84		1.21
Less distributions from:
Net investment income	$0.22	0.18	0.11		0.04
Net realized gains on investments	$0.74	0.03	0.23		0.11
Total distributions	$0.96	0.21	0.34		0.15
Net asset value, end of period	$10.78	13.36	11.56		11.06
Total Return(2)%	(12.47)	17.47	7.74		12.18
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,580	4,883	1,040		5,493
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.92	0.91	1.00		1.71
Net expenses after expense reimbursement(3)(4)%	0.80 †	0.80	0.80		0.80
Net investment income after expense reimbursement(3)(4)%	1.62 †	1.58	1.29		0.87
Portfolio turnover rate %	43	48	100		95

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisor fee for the Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

VP Financial Services Portfolio
32

FINANCIAL HIGHLIGHTS  ING VP HIGH YIELD BOND PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,
	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$3.05		2.98		3.13		3.09	2.83
Income (loss) from investment operations:
Net investment income	$0.24		0.22	*	0.19	*	0.20	0.16
Net realized and unrealized gain (loss) on investments	$(0.17)		0.06		(0.15)		0.04	0.27
Total from investment operations	$0.07		0.28		0.04		0.24	0.43
Less distributions from:
Net investment income	$0.24		0.21		0.19		0.20	0.17
Total distributions	$0.24		0.21		0.19		0.20	0.17
Net asset value, end of year	$2.88		3.05		2.98		3.13	3.09
Total Return(1)%	2.19		9.78		1.45		7.89	15.37
Ratios and Supplemental Data:
Net assets, end of the year (000s)	$89,659		104,384		27,419		21,783	23,260
Ratios to average net assets:
Gross expenses prior to expense reimbursement %	0.77		0.80		0.85		1.00	1.24
Net expenses after expense reimbursement(2)%	0.72	†	0.72		0.75		0.81	0.81
Net investment income after expense reimbursement(2)%	8.01	†	7.31		6.39		6.31	6.90
Portfolio turnover rate %	96		141		133		158	243

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the year.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

 If you have any questions, please call 1-800-992-0180.

ING VP High Yield Bond Portfolio
33

ING VP INTERNATIONAL VALUE PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class I
	Year Ended December 31,
	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$15.26		12.73		12.76		11.01	8.60
Income from investment operations:
Net investment income	$0.28		0.34		0.18	*	0.16	0.14
Net realized and unrealized gain on investments (net of Indian tax)	$1.62		3.36		0.89		1.74	2.40
Total from investment operations	$1.90		3.70		1.07		1.90	2.54
Less distributions from:
Net investment income	$0.27		0.35		0.30		0.15	0.13
Net realized gains on investments	$2.65		0.82		0.80		—	—
Total distributions	$2.92		1.17		1.10		0.15	0.13
Net asset value, end of year	$14.24		15.26		12.73		12.76	11.01
Total Return(1)%	13.44		29.44		9.43		17.41	29.92
Ratios and Supplemental Data:
Net assets, end of the year (000s)	$515,883		460,381		348,326		262,694	162,602
Ratios to average net assets:
Gross expenses prior to expense reimbursement %	1.19		1.19		1.22		1.22	1.45
Net expenses after expense reimbursement(2)%	1.00	†	1.00	†	1.00		1.00	1.00
Net investment income after expense reimbursement(2)%	1.77	†	2.40	†	1.50		1.48	1.51
Portfolio turnover rate %	202		146		125		98	89

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the year.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

ING VP International Value Portfolio
34

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

ING Variable Products Trust

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, NE
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:

ING Variable Products Trust (811-8220)
ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

PRPRO-VPI  (0408-042808)

Prospectus

Prospectus

April 28, 2008

Class S

ING Variable Products Trust

Domestic Equity and Income Portfolio

■ ING VP Real Estate Portfolio

Domestic Equity Growth Portfolios

■ ING VP MidCap Opportunities Portfolio

■ ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolio

■ ING VP Financial Services Portfolio

International Equity Portfolio

■ ING VP International Value Portfolio

This Prospectus contains important information about investing in Class S shares of certain Portfolios of ING Variable Products Trust. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their respective investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT'S INSIDE

  INVESTMENT OBJECTIVE

  PRINCIPAL   INVESTMENT STRATEGIES

  RISKS

  HOW THE PORTFOLIO HAS PERFORMED

  WHAT YOU PAY TO INVEST

Each Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies ("Variable Contracts") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and qualified pension or retirement plans ("Qualified Plans").

Individual Variable Contract holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolios are not offered directly to the general public.

These pages contain a description of each of our Portfolios included in this Prospectus, including each Portfolio's investment objective, principal investment strategies and risks.

You'll also find:

How the Portfolio has performed. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Introduction to the Portfolios	1

Portfolios at a Glance	2

Domestic Equity and Income Portfolio

ING VP Real Estate Portfolio	4

Domestic Equity Growth Portfolios

ING VP MidCap Opportunities Portfolio	6

ING VP SmallCap Opportunities Portfolio	8

Domestic Equity Value Portfolio

ING VP Financial Services Portfolio	10

International Equity Portfolio

ING VP International Value Portfolio	12

What You Pay to Invest	14

Information for Investors	16

Management of the Portfolios	19

More Information About Risks	21

Dividends, Distributions and Taxes	25

Financial Highlights	26

Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE PORTFOLIOS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with each of our Portfolios. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

If you have any questions about the Portfolios, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

DOMESTIC EQUITY AND INCOME PORTFOLIO

ING VP Real Estate Portfolio seeks total return.

It may be a suitable investment if you:

•  want both regular income and the potential for long-term capital appreciation; and

•  are looking for growth potential.

DOMESTIC EQUITY GROWTH PORTFOLIOS

ING's Domestic Equity Growth Portfolios seek long-term capital appreciation.

They may be suitable investments if you:

•  are investing for the long-term — at least several years; and

•  are willing to accept higher risk in exchange for the potential for long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

ING VP Financial Services Portfolio seeks long-term capital appreciation.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years; and

•  are willing to accept risk in exchange for the potential for long-term capital appreciation.

INTERNATIONAL EQUITY PORTFOLIO

ING VP International Value Portfolio seeks long-term capital appreciation.

It may be a suitable investment if you:

•  are investing for the long-term — at least several years;

•  are looking for exposure to international markets; and

•  are willing to accept higher risk in exchange for the potential for long-term growth.

 If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios
1

PORTFOLIOS AT A GLANCE

This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 4.

	PORTFOLIO	INVESTMENT OBJECTIVE	MAIN INVESTMENTS	MAIN RISKS
Domestic Equity and Income Portfolio	ING VP Real Estate Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Clarion Real Estate Securities L.P.	Total return.	Common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies.	Price volatility and other risks that accompany an investment in real estate equity securities and volatility due to non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real estate.

Domestic Equity Growth Portfolios	ING VP MidCap Opportunities Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities of mid-sized U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and mid-sized companies.

	ING VP SmallCap Opportunities Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities of smaller, lesser-known U.S. companies believed to have growth potential.	Price volatility and other risks that accompany an investment in equity securities of growth-oriented and small-sized companies. Particularly sensitive to price swings during periods of economic uncertainty.

Domestic Equity Value Portfolio	ING VP Financial Services Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities and equity equivalent securities of companies principally engaged in providing financial services.	Price volatility and other risks that accompany an investment in equity securities. Susceptible to risks of decline in the price of securities of companies concentrated in the financial services industry.

International Equity Portfolio	ING VP International Value Portfolio Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Long-term capital appreciation.	Equity securities of issuers located in countries outside the United States, believed to have prices below their long-term value.	Price volatility, liquidity and other risks that accompany an investment in value-oriented foreign equities. May be sensitive to currency exchange rates, international, political and economic conditions and other risks that also affect foreign securities.

Portfolios at a Glance
2

PORTFOLIOS AT A GLANCE

 If you have any questions, please call 1-800-992-0180.

Portfolios at a Glance
3

ING VP REAL ESTATE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Clarion Real Estate Securities L.P.

INVESTMENT
OBJECTIVE

This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio is non-diversified, which means it may invest a significant portion of assets in a single issuer.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Pending Merger — Subject to shareholder approval, the Portfolio's Board of Trustees has approved the reorganization of the Portfolio with and into ING Global Real Estate Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Global Real Estate Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Concentration — because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Initial Public Offerings ("IPOs") — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Market Trends — from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.

Non-Diversification Status — the Portfolio is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Portfolio invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Portfolio will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Real Estate — investments in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Rule 144A Securities — Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

Inability to Sell Securities — securities of smaller companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Real Estate Portfolio
4

ING VP REAL ESTATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2006 and 2007) and Class I shares (2005) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 1st quarter 2006: 15.72%

Worst: 4th quarter 2007: (11.87)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International U.S. REIT® Index ("MSCI U.S. REIT® Index"). Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %	(16.34)	11.18	(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses or taxes)(2)%	(16.82)	10.11	(3)	N/A
Class I Return (adjusted)%	(16.37)	17.10	(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses or taxes)(2)%	(16.82)	16.43	(4)	N/A

(1)  Class S shares commenced operations May 13, 2005 and Class I shares commenced operations on May 3, 2004. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)  The index return for Class S shares is for the period beginning May 1, 2005.

(4)  The index return for Class I shares is for the period beginning May 1, 2004.

 If you have any questions, please call 1-800-992-0180.

ING VP Real Estate Portfolio
5

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stocks of mid-sized U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. Capitalization of companies in the Russell Midcap® Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap® Growth Index as of December 31, 2007 ranged from $624 million to $42 billion.

In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company's revenue and earnings growth and validate the Sub-Adviser's expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may also invest in derivative instruments and foreign securities.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social or economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities, depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Market Trends — from time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large or small company securities, or may not favor equities at all.

Mid-Sized Companies — the stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers. They tend to be more volatile and less liquid than stocks of larger companies.

Other Investment
Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style.

Inability to Sell Securities — securities of mid-size companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP MidCap Opportunities Portfolio
6

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2002-2007) and Class I shares (2001) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 2001: 23.05%

Worst: 3rd quarter 2001: (28.08)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to those of two broad measures of market performance — the Russell Midcap® Growth Index and the Russell Midcap® Index. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return %	25.47	17.70	5.44	(1)
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)(2)%	11.43	17.90	6.38	(3)
Russell Midcap® Index (reflects no deduction for fees or expenses)(4)%	5.60	18.21	9.93	(3)
Class I Return (adjusted)%	25.41	17.61	0.10	(1)
Russell Midcap® Growth Index (reflects no deduction for fees or expenses)(2)%	11.43	17.90	0.83	(5)
Russell Midcap® Index (reflects no deduction for fees or expenses)(4)%	5.60	18.21	8.62	(5)

(1)  Class I shares commenced operations on May 5, 2000 and Class S shares commenced operations on May 7, 2001. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(3)  The index returns for Class S shares are for the period beginning May 1, 2001.

(4)  The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

(5)  The index returns for Class I shares are for the period beginning May 1, 2000.

 If you have any questions, please call 1-800-992-0180.

ING VP MidCap Opportunities Portfolio
7

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stock of smaller, lesser-known U.S. companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of December 31, 2007 ranged from $47 million to $8.4 billion.

The Sub-Adviser uses a disciplined combination of quantitative screens and bottom-up fundamental security analysis to build a broadly diversified portfolio of companies that the Sub-Adviser believes will have improving bottom lines, with reasonable valuation, and whose stocks demonstrate relative strength. The focus of company analysis is upon the prospects for continuing bottom-line growth, balance sheet strength, and cash flow characteristics. A proprietary measure is used to determine relative stock price strength. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Market Trends — from time to time, the stock market may not favor the small-sized growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large company securities, or may not favor equities at all.

The Portfolio's investment in technology sectors of the stock market and in initial public offerings had a significant impact on performance in 1999. There can be no assurance that such performance will be repeated.

Other Investment
Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have above average prospects for growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles, such as a value-oriented style.

Small-Sized Companies — stocks of smaller companies may carry higher risks than stocks of larger companies.

•  Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

•  In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

•  When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

•  Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Inability to Sell Securities — securities of small-sized companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP SmallCap Opportunities Portfolio
8

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2002-2007) and Class I shares (1998-2001) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 1999: 57.62%

Worst: 3rd quarter 2001: (29.41)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to those of two broad measures of market performance — the Russell 2000® Growth Index and the Russell 2000® Index. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return %	9.83	15.35	(0.15	)(1)
Russell 2000® Growth Index (reflects no deduction for fees or expenses)(2)%	7.05	16.50	5.48	(3)
Russell 2000® Index (reflects no deduction for fees or expenses)(4)%	(1.57)	16.25	8.44	(3)
Class I Return (adjusted)%	9.81	15.33	8.68
Russell 2000® Growth Index (reflects no deduction for fees or expenses)(2)%	7.05	16.50	4.32
Russell 2000® Index (reflects no deduction for fees or expenses)(4)%	(1.57)	16.25	7.08

(1)  Class S shares commenced operations on May 3, 2001. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Russell 2000® Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(3)  The index returns for Class S shares are for the period beginning May 1, 2001.

(4)  The Russell 2000® Index is an unmanaged index that measures the performance of securities of small U.S. companies.

 If you have any questions, please call 1-800-992-0180.

ING VP SmallCap Opportunities Portfolio
9

ING VP FINANCIAL SERVICES PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and equity equivalent securities of companies principally engaged in the financial services industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For purposes of the Portfolio's investment strategy, financial services companies are companies that derive at least 50% of their total revenues or earnings from business operations in or directly related to financial services. The equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks, warrants, and convertible securities. The Portfolio can invest in common stocks of companies of any size.

Financial services companies may include, but are not limited to the following: banks; bank holding companies; investment banks; trust companies; insurance companies; insurance brokers; finance companies; securities broker-dealers; electronic trading networks; investment management firms; custodians of financial assets; companies engaged in trading, dealing or managing commodities; companies that invest significantly in or deal in financial instruments; government-sponsored financial enterprises; real estate investment trusts; thrifts and savings banks; mortgage companies; title companies; conglomerates with significant interests in financial services companies; foreign financial services companies; companies that process financial transactions; administrators of financial products or services; companies that render services primarily to other financial services companies; companies that produce, sell, or market software or hardware related to financial services or products or directed to financial services companies; suppliers to financial services companies; and other companies whose assets or earnings can be significantly affected by financial instruments or services.

The Sub-Adviser emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the Sub-Adviser believes are well positioned to take advantage of investment opportunities in the financial services industry.

The Portfolio may invest in initial public offerings.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend Portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Liquidation
On January 31, 2008, the Board of Trustees approved a proposal to liquidate ING VP Financial Services Portfolio. The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008. Shareholders will be notified if the liquidation is not approved.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Concentration — because the Portfolio's investments are concentrated in the financial services industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of financial services companies as a group fall out of favor, the Portfolio could underperform portfolios that have greater diversification.

Convertible and Debt Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Illiquid Securities — if a security is illiquid, the Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition.

Initial Public Offerings ("IPOs") — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Interest Rate — because the profitability of financial services companies may be largely dependent on the availability and cost of capital, which fluctuates significantly in response to changes in interest rates and general economic conditions, the value of the Portfolio's securities may fall when interest rates rise.

Market Trends — from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor securities or industries to which the Portfolio is not exposed, or may not favor equities at all.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small-and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities — convertible securities and securities of smaller companies usually trade in lower volume and may usually be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Financial Services Portfolio
10

ING VP FINANCIAL SERVICES PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of two broad measures of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses we\re included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year to year.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 3rd quarter 2006: 7.98%

Worst: 4th quarter 2007: (8.37)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance — the Standard & Poor's 500 Financials Index ("S&P 500 Financials Index") and the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"). It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %	(12.64)	5.88	(1)	N/A
S&P 500 Financials Index (reflects no deduction for fees, expenses or taxes)(2)%	18.41	3.80	(3)	N/A
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(4)%	5.49	10.03	(3)	N/A

(1)  Class S shares commenced operations on May 3, 2004.

(2)  The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500® Index.

(3)  The index returns for Class S shares are for the period beginning May 1, 2004.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

 If you have any questions, please call 1-800-992-0180.

ING VP Financial Services Portfolio
11

ING VP INTERNATIONAL VALUE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Investment Management Co.

INVESTMENT
OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Portfolio may invest in derivative instruments including futures, options and swaps.

The Portfolio may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio's investments may be affected by the following risks, among others:

Convertible and Debt
Securities — the value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Derivatives — derivatives are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

Foreign Investing — foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks, securities depositories or exchanges than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments. To the extent the Portfolio invests in countries with emerging securities markets, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries. It also may be more difficult to buy and sell securities in countries with emerging securities markets.

Market Trends — from time to time, the stock market may not favor the value-oriented securities in which the Portfolio invests. Rather, the stock market could favor growth-oriented securities or may not favor equities at all.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Value Investing — securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities — convertible securities, securities of small- and mid-sized companies and some foreign companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies or U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP International Value Portfolio
12

ING VP INTERNATIONAL VALUE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2003-2007) and Class I shares (1998-2002) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)(2)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 4th quarter 1999: 23.67%

Worst: 3rd quarter 2002: (18.94)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International — Europe, Australasia and Far East® Index ("MSCI EAFE® Index"). Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)(2)

(For period ended December 31, 2007)

	1 Year	5 Years	10 Years (or Life of Class)
Class S Return %	13.06	19.25	12.26	(1)
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%	11.17	21.59	14.90	(4)
Class I Return (adjusted)%	13.15	19.33	12.46
MSCI EAFE® Index (reflects no deduction for fees or expenses)(3)%	11.17	21.59	8.66

(1)  Class S shares commenced operations on March 19, 2002. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  ING Investments, LLC has been the Portfolio's investment adviser since August 8, 1997 and the Portfolio has been sub-advised by ING Investment Management Co. since July 1, 2002. Prior to July 1, 2002, the Portfolio was sub-advised by Brandes Investment Partners, L.P.

(3)  The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.

(4)  The index return for Class S shares is for the period beginning April 1, 2002.

 If you have any questions, please call 1-800-992-0180.

ING VP International Value Portfolio
13

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2007. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. ING Variable Products Trust ("Trust") and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) Not Applicable.

Operating Expenses Paid Each Year by the Portfolios(1)
(as a % of average net assets)

Portfolio	Management Fees		Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)		Total Portfolio Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Portfolio Operating Expenses
ING VP Real Estate	%	0.75	0.25	0.17	N/A		1.17		—	1.17
ING VP MidCap Opportunities	%	0.75	0.25	0.14	0.00	(5)	1.14		(0.25)	0.89
ING VP SmallCap Opportunities	%	0.75	0.25	0.15	0.01		1.16	(6)	(0.05)	1.11
ING VP Financial Services	%	0.75	0.25	0.17	0.00	(5)	1.17		(0.12)	1.05
ING VP International Value	%	0.85	0.25	0.19	0.01		1.30	(6)	(0.09)	1.21

(1)  This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed.

(2)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Portfolio's average daily net assets.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolios directly. These fees and expenses include each Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolios invest. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Portfolio Operating Expenses.

(4)  ING Investments, LLC has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Waivers, Reimbursements and Recoupments. For each Portfolio, the expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement. For more information regarding the Portfolios' expense limitation agreement, please see the Statement of Additional Information. Pursuant to a side agreement dated April 28, 2008, the expenses limit for ING VP MidCap Opportunities Portfolio is 0.89% for Class S shares through May 1, 2010. If, after May 1, 2010, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING VP MidCap Opportunities Portfolio's expense limitation agreement of 1.10%. There is no guarantee that this side agreement will continue after that date. Any fees waived or expenses reimbursed pursuant to this side agreement shall not be eligible for recoupment.

(5)  Amount represents less than 0.01% and is included in Other Expenses.

(6)  The Total Portfolio Operating Expenses shown may be higher than a Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolios and do not include acquired fund fees and expenses.

What You Pay to Invest
14

WHAT YOU PAY TO INVEST

  Examples

The Examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples assume that you invested $10,000, that you reinvested all your dividends, that a Portfolio earned an average annual return of 5%, and that the annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio	1 Year	3 Years	5 Years	10 Years
ING VP Real Estate	$119	372	644	1,420
ING VP MidCap Opportunities(1)	$91	311	578	1,340
ING VP SmallCap Opportunities(1)	$113	364	633	1,405
ING VP Financial Services(1)	$107	360	632	1,410
ING VP International Value(1)	$123	403	704	1,560

(1)  The Examples reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

 If you have any questions, please call 1-800-992-0180.

What You Pay to Invest
15

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolios are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, ("Code") and under the federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolios assume no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, ("ING Funds Distributor" or "Distributor") the distributor for the Portfolios, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolios serve as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolios' Board of Trustees ("Board") directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, a pension plan, investment company or other permitted investor, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolios' administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolios.

The Portfolios rely on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolios may make a determination that certain trading activity would be harmful to the Portfolios and their shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolios may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current net asset value ("NAV"), causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often

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INFORMATION FOR INVESTORS

referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the interest of a Portfolio's shareholders.

Classes of Shares

Certain Portfolios also offer Adviser Class ("ADV Class") shares and Class I shares. ADV Class and Class I shares are not offered in this Prospectus.

Service Fees

The Trust has adopted a Shareholder Services Plan ("Plan") for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Our Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolios paying fees under the Portfolios' Plan, the Portfolios' Adviser or Distributor (collectively, "ING"), out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for the Portfolios is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither of the Portfolios, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per

 If you have any questions, please call 1-800-992-0180.

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INFORMATION FOR INVESTORS

share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolios will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, a Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company's Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company's Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until a Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.

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ADVISER AND SUB-ADVISERS  MANAGEMENT OF THE PORTFOLIOS

ADVISER

ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments oversees all investment advisory and portfolio management services for each Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fees paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets.

Portfolio	Management Fees
ING VP Real Estate	0.75%
ING VP MidCap Opportunities	0.75
ING VP SmallCap Opportunities	0.75
ING VP Financial Services	0.75
ING VP International Value	1.00

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2007.

SUB-ADVISERS

ING Investments has engaged one or more sub-advisers to provide the day-to-day management of each Portfolio's portfolio. These sub-advisers are affiliates of ING Investments.

ING Investments acts as a "manager-of-managers" for the Portfolios. ING Investments delegates to the sub-advisers of the Portfolios the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-advisers of the Portfolios.

From time to time, ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to the Portfolios' Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolios and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolios' Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolios' shareholders. A Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the names of the Portfolios and their principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING lnvestments or the Portfolios' Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Portfolios.

ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Financial Services Portfolio and ING VP International Value Portfolio.

ING Investment Management Co.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as the Sub-Adviser to ING VP MidCap Opportunities Portfolio, ING VP SmallCap Opportunities Portfolio, ING VP Financial Services Portfolio and ING VP International Value Portfolio. ING IM is responsible for managing the assets of the Portfolios in accordance with each Portfolio's investment objective and policies, subject to oversight by ING Investments and the Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2007, ING IM managed approximately $73.5 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

 If you have any questions, please call 1-800-992-0180.

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MANAGEMENT OF THE PORTFOLIOS  ADVISER AND SUB-ADVISERS

ING VP MidCap Opportunities Portfolio

The following individuals share responsibility for the day-to-day management of ING VP MidCap Opportunities Portfolio:

The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Portfolio Manager, has over 16 years of investment management experience. Mr. Welsh joined ING IM in 2004, from Columbus Circle Investors, where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has over 13 years of investment management experience. Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for the firm's small-capitalization equity strategies.

ING VP SmallCap Opportunities Portfolio

The following individual is responsible for the day-to-day management of ING VP SmallCap Opportunities Portfolio:

The Portfolio has been managed by Steve Salopek since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek had been a portfolio manager with Banc One Investment Advisers from 1999-2004.

ING VP Financial Services Portfolio

The following individuals share responsibility for the day-to-day management of ING VP Financial Services Portfolio:

The Portfolio has been managed by Robert M. Kloss, Portfolio Manager, and Steven L. Rayner, Portfolio Manager, since May 2004. Formerly, Mr. Kloss served as an Equity Analyst and Portfolio Manager since 1998. Mr. Rayner had previously served as the primary analyst for the Portfolio from June 1995 until January 2001.

ING VP International Value Portfolio

The following individual is responsible for the day-to-day management of ING VP International Portfolio, since July 2002:

Philip A. Schwartz, CFA, Senior Vice President, has co-managed the Portfolio since July 2002 and has solely managed the Portfolio since December 2006. Mr. Schwartz has been responsible for international investment analysis and has over 16 years of investment experience. He previously served as Senior Vice President and Director of International Equity Strategy at Lexington.

ING VP Real Estate Portfolio

ING Clarion Real Estate Securities L.P.

Founded in 1969, ING Clarion Real Estate Securities L.P. ("ING CRES" or "Sub-Adviser"), a Delaware limited partnership and is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2007, were valued at approximately $17.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING VP Real Estate Portfolio:

T. Ritson Ferguson, Chief Investment Officer ("CIO") & Managing Director leads the portfolio management team for the Portfolio and has co-managed the Portfolio since May, 2004. Mr. Ferguson has over 20 years of real estate investment experience. He has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director has been with ING CRES since 1997 and has co-managed the Portfolio since May, 2004. Mr. Smith's role as a member of the portfolio management team requires that he focus on specific investments and provide expert knowledge on those companies and industries.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolios.

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MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolios named below may invest in these securities or use these techniques as part of a Portfolio's principal investment strategies. However, the Adviser or Sub-Adviser of any Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategies.

Principal Risks

The discussions below identify the Portfolios that engage in the described strategy as a principal strategy. For these Portfolios, the risk associated with the strategy is a principal risk. Other Portfolios may engage, to a lesser extent, in these strategies, and when so engaged are subject to the attendant risks. Please see the SAI for a further discussion of the principal and other investment strategies employed by each Portfolio.

Concentration (ING VP Financial Services Portfolio and ING VP Real Estate Portfolio). Each Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, each Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Convertible Securities (ING VP Financial Services Portfolio, ING VP International Value Portfolio and ING VP Real Estate Portfolio). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Corporate Debt Securities (ING VP Financial Services Portfolio and ING VP International Value Portfolio). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7.00% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7.00% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

Derivatives (ING VP International Value Portfolio and ING VP MidCap Opportunities Portfolio). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Not all of the Portfolios invest in these types of derivatives, please check the description of each Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

Emerging Markets Investments (ING VP International Value Portfolio). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in

 If you have any questions, please call 1-800-992-0180.

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MORE INFORMATION ABOUT RISKS

issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Foreign Securities (ING VP International Value Portfolio and ING VP MidCap Opportunities Portfolio). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

Inability to Sell Securities (All Portfolios). Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs") (ING VP Financial Services Portfolio and ING VP Real Estate Portfolio). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for a Portfolio. However, there is no assurance that a Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the IPOs.

Non-Diversified Investment Company (ING VP Real Estate Portfolio). The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that the Portfolio may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies (All Portfolios). Certain Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/ or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a

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MORE INFORMATION ABOUT RISKS

proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Real Estate Securities (ING VP Real Estate Portfolio). Investments in issuers that are primarily engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Restricted and Illiquid Securities (ING VP Financial Services Portfolio). If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Rule 144A Securities (ING VP Real Estate Portfolio). Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Small- and Mid-Capitalization Companies (All Portfolios). Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities (All Portfolios). In order to generate additional income, each Portfolio may lend portfolio securities in an amount up to 30% or 33 1/3%, depending on the Portfolio, of Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover (ING VP International Value Portfolio, ING VP MidCap Opportunities Portfolio and ING VP Real Estate Portfolio). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A high portfolio turnover rate involves greater expenses to the Portfolios, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolios.

Other Risks

Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

High-Yield, Lower Grade Debt Securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interests in Loans. Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds. Certain Portfolios' shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, a Portfolio may serve as a primary or

 If you have any questions, please call 1-800-992-0180.

More Information About Risks
23

MORE INFORMATION ABOUT RISKS

significant investment vehicle for a fund-of-funds. From time to time, a Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or a Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on a Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by those other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management. Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Repurchase Agreements. Repurchase agreements involve the purchase by a Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, a Portfolio might incur a loss. If the seller declares bankruptcy, a Portfolio may not be able to sell the collateral at the desired time.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, a Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

Short Sales. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it may not achieve its investment objective.

Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

More Information About Risks
24

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

Each Portfolio distributes substantially all of its net investment income and net capital gains to shareholders. The Portfolios generally declare and pay dividends quarterly. Each Portfolio distributes capital gains, if any, at least once annually.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Each Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, a Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolios will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

Please see the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

 If you have any questions, please call 1-800-992-0180.

Dividends, Distributions and Taxes
25

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Portfolio's Class S shares' financial performance for the past five years, or, if shorter, the period of the class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolios' independent registered public accounting firm, along with each Portfolio's financial statements, is included in the Trust's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

Financial Highlights
26

FINANCIAL HIGHLIGHTS  ING VP REAL ESTATE PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,		May 13, 2005(1) to December 31,
	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.21	0.22	0.28	*
Net realized and unrealized gain (loss) on investments	$(3.35)	5.09	1.86
Total from investment operations	$(3.14)	5.31	2.14
Less distributions from:
Net investment income	$0.21	0.36	0.30
Net realized gains on investments	$0.98	0.30	—
Total distributions	$1.19	0.66	0.30
Net asset value, end of period	$15.27	19.60	14.95
Total Return(2)%	(16.34)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$37,852	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.17	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.17	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	1.16	1.05	2.97	†
Portfolio turnover rate %	107	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.17 and increase net realized and unrealized gain on investments by $0.17 and decrease the ratio of net investment to average net assets from 4.78% to 2.97% on Class S.

 If you have any questions, please call 1-800-992-0180.

ING VP Real Estate Portfolio
27

ING VP MIDCAP OPPORTUNITIES PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,
	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$8.05		7.48	6.79	6.11	4.47
Income (loss) from investment operations:
Net investment loss	$(0.06)		(0.05)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain on investments	$2.11		0.62	0.73	0.71	1.67
Total from investment operations	$2.05		0.57	0.69	0.68	1.64
Net asset value, end of year	$10.10		8.05	7.48	6.79	6.11
Total Return(1)%	25.47		7.62	10.16	11.13	36.69
Ratios and Supplemental Data:
Net assets, end of year (000s)	$33,491		33,810	41,989	42,808	7,089
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment %	1.14		1.20	1.22	1.21	1.45
Net expenses after expense reimbursement/recoupment(2)%	1.10	†	1.10	1.10	1.14	1.10
Net investment loss after expense reimbursement/recoupment(2)%	(0.59	)†	(0.53)	(0.51)	(0.68)	(0.73)
Portfolio turnover rate %	186		139	90	73	162

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†  Impact of waiving advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

ING VP MidCap Opportunities Portfolio
28

FINANCIAL HIGHLIGHTS  ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,
	2007		2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$19.74		17.57	16.14	14.68	10.61
Income (loss) from investment operations:
Net investment loss	$(0.03)		(0.11)	(0.12)	(0.11)	(0.10	)*
Net realized and unrealized gain on investments	$1.97		2.28	1.55	1.57	4.17
Total from investment operations	$1.94		2.17	1.43	1.46	4.07
Net asset value, end of year	$21.68		19.74	17.57	16.14	14.68
Total Return(1)%	9.83		12.35	8.86	9.95	38.36
Ratios and Supplemental Data:
Net assets, end of year (000s)	$105,212		122,526	118,854	109,246	95,039
Ratios to average net assets:
Gross expenses prior to expense reimbursement %	1.15		1.18	1.21	1.19	1.32
Net expenses after expense reimbursement(2)%	1.10	†	1.10	1.10	1.10	1.10
Net investment loss after expense reimbursement(2)%	(0.14	)†	(0.55)	(0.72)	(0.78)	(0.82)
Portfolio turnover rate %	97		84	83	67	168

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using weighted average number of shares outstanding throughout the year.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

 If you have any questions, please call 1-800-992-0180.

ING VP SmallCap Opportunities Portfolio
29

ING VP FINANCIAL SERVICES PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,				May 3, 2004(1) to December 31,
	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.34	11.55	11.05		10.00
Income (loss) from investment operations:
Net investment income	$0.18	0.15	0.13	*	0.05 *
Net realized and unrealized gain (loss) on investments	$(1.83)	1.82	0.69		1.15
Total from investment operations	$(1.65)	1.97	0.82		1.20
Less distributions from:
Net investment income	$0.18	0.15	0.09		0.04
Net realized gains on investments	$0.74	0.03	0.23		0.11
Total distributions	$0.92	0.18	0.32		0.15
Net asset value, end of period	$10.77	13.34	11.55		11.05
Total Return(2)%	(12.64)	17.11	7.55		12.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$71,846	93,896	76,397		14,205
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.17	1.16	1.25		1.96
Net expenses after expense reimbursement(3)(4)%	1.05 †	1.05	1.05		1.05
Net investment income after expense reimbursement(3)(4)%	1.38 †	1.24	1.17		0.73
Portfolio turnover rate %	43	48	100		95

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

ING VP Financial Services Portfolio
30

FINANCIAL HIGHLIGHTS  ING VP INTERNATIONAL VALUE PORTFOLIO

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,
	2007		2006		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of year	$15.41		12.88		12.92		11.16	8.68
Income from investment operations:
Net investment income	$0.23		0.28		0.13	*	0.13	0.11
Net realized and unrealized gain on investments (net of Indian Tax)	$1.64		3.39		0.92		1.76	2.45
Total from investment operations	$1.87		3.67		1.05		1.89	2.56
Less distributions from:
Net investment income	$0.24		0.32		0.29		0.13	0.08
Net realized gains on investments	$2.65		0.82		0.80		—	—
Total distributions	$2.89		1.14		1.09		0.13	0.08
Net asset value, end of year	$14.39		15.41		12.88		12.92	11.16
Total Return(1)%	13.06		28.81		9.04		17.03	29.79
Ratios and Supplemental Data:
Net assets, end of year (000's)	$13,668		7,007		2,847		1,225	534
Ratios to average net assets:
Gross expenses prior to expense reimbursement %	1.44		1.44		1.47		1.47	1.38
Net expenses after expense reimbursement(2)%	1.20	†	1.20	†	1.20		1.20	1.20
Net investment income after expense reimbursement(2)%	1.44	†	2.00	†	1.05		1.14	1.31
Portfolio turnover rate %	202		146		125		98	89

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*   Calculated using average number of shares outstanding throughout the year.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio.

 If you have any questions, please call 1-800-992-0180.

ING VP International Value Portfolio
31

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WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Portfolios in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolios' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolios' performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

ING Variable Products Trust

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, NE
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:

ING Variable Products Trust (811-8220)
ING VP Financial Services Portfolio
ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

PRPRO-VPS  (0408-042808)

Prospectus

Prospectus

April 28, 2008

Class S

ING Variable Products Trust

■ ING VP Real Estate Portfolio

This Prospectus contains important information about investing in Class S shares of ING VP Real Estate Portfolio. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolio will achieve its investment objective. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

WHAT'S INSIDE

  INVESTMENT OBJECTIVE

  PRINCIPAL   INVESTMENT STRATEGIES

  RISKS

  HOW THE PORTFOLIO HAS PERFORMED

  WHAT YOU PAY TO INVEST

The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies ("Variable Contracts") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and qualified pension or retirement plans ("Qualified Plans").

Individual Variable Contract holders are not "shareholders" of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their Variable Contract holders. Shares of the Portfolio are not offered directly to the general public.

These pages contain a description of ING VP Real Estate Portfolio, including the Portfolio's investment objective, principal investment strategies and risks.

You'll also find:

How the Portfolio has performed. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).

What you pay to invest. Information about the management fees and expenses the Portfolio pays. You'll find further details about the fees associated with your Variable Contract in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.

Introduction to the Portfolio	1

ING VP Real Estate Portfolio	2

What You Pay to Invest	4

Information for Investors	6

Management of the Portfolio	9

More Information About Risks	11

Dividends, Distributions and Taxes	14

Financial Highlights	15

Where To Go For More Information	Back Cover

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE PORTFOLIO

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Portfolio. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.

If you have any questions about the Portfolio, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

ING VP Real Estate Portfolio seeks total return.

It may be a suitable investment if you:

•  want both regular income and the potential for long-term capital appreciation; and

•  are looking for growth potential.

 If you have any questions, please call 1-800-992-0180.

Introduction to the Portfolios
1

ING VP REAL ESTATE PORTFOLIO

Adviser

ING Investments, LLC

Sub-Adviser

ING Clarion Real Estate Securities L.P.

INVESTMENT
OBJECTIVE

This Portfolio seeks total return. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL
INVESTMENT
STRATEGIES

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. A company shall be considered to be "principally engaged" in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate; or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies principally engaged in the real estate industry may include REITs, master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers and companies with substantial real estate holdings.

The Sub-Adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation. The Sub-Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Sub-Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Sub-Adviser will sell a security when it no longer meets these criteria.

The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

The Sub-Adviser may invest in companies with any market capitalization; however, the Sub-Adviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

The Portfolio may also invest in convertible securities, initial public offerings and Rule 144A securities.

The Portfolio is non-diversified, which means it may invest a significant portion of assets in a single issuer.

The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Pending Merger — Subject to shareholder approval, the Portfolio's Board of Trustees has approved the reorganization of the Portfolio with and into ING Global Real Estate Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Global Real Estate Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

RISKS

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

Concentration — because the Portfolio's investments are concentrated in the real estate industry, the value of the Portfolio may be subject to greater volatility than a fund with a portfolio that is less concentrated. If real estate securities as a group fall out of favor, the Portfolio could underperform funds that focus on other types of companies.

Convertible Securities — the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Initial Public Offerings ("IPOs") — IPOs and companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs or that IPOs in which the Portfolio invests will rise in value. Furthermore, stocks of newly-public companies may decline shortly after the IPO. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is likely that the effect of the Portfolio's investment in IPOs on the Portfolio's return will decline.

Market Trends — from time to time, the stock market may not favor the securities in which the Portfolio invests. Rather, the market could favor stocks or industries to which the Portfolio is not exposed, or may not favor equities at all.

Non-Diversification Status — the Portfolio is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended. If the Portfolio invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Portfolio will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies — the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Price Volatility — the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in securities of larger companies which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

Real Estate — investments in issuers that are principally engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Rule 144A Securities — Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

Inability to Sell Securities — securities of smaller companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Securities Lending — there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Portfolio Turnover — a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

A more detailed discussion of the risks associated with investing in the Portfolio is available in the "More Information About Risks" section.

ING VP Real Estate Portfolio
2

ING VP REAL ESTATE PORTFOLIO

HOW THE PORTFOLIO HAS PERFORMED	The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad measure of performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares (2006 and 2007) and Class I shares (2005) from year to year. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares.

Year-by-Year Total Returns (%)(1)

(For the periods ended December 31 of each year)

Best and worst quarterly performance during this period:

Best: 1st quarter 2006: 15.72%

Worst: 4th quarter 2007: (11.87)%

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S and Class I shares' performance to that of a broad measure of market performance — the Morgan Stanley Capital International U.S. REIT® Index ("MSCI U.S. REIT® Index"). Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. It is not possible to invest directly in the index.

Average Annual Total Returns(1)

(For the periods ended December 31, 2007)

	1 Year	5 Years (or Life of Class)		10 Years
Class S Return %	(16.34)	11.18	(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses or taxes)(2)%	(16.82)	10.11	(3)	N/A
Class I Return (adjusted)%	(16.37)	17.10	(1)	N/A
MSCI U.S. REIT® Index (reflects no deduction for fees, expenses or taxes)(2)%	(16.82)	16.43	(4)	N/A

(1)  Class S shares commenced operations May 13, 2005 and Class I shares commenced operations on May 3, 2004. Class I shares are not offered in this Prospectus. Class I shares would have substantially similar returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The MSCI U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

(3)  The index return for Class S shares is for the period beginning May 1, 2005.

(4)  The index return for Class I shares is for the period beginning May 1, 2004.

 If you have any questions, please call 1-800-992-0180.

ING VP Real Estate Portfolio
3

WHAT YOU PAY TO INVEST

The table that follows shows the estimated operating expenses paid each year by the Portfolio. These estimated expenses are based on the expenses paid by the Portfolio in the year 2007. Actual expenses paid by the Portfolio may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. ING Variable Products Trust ("Trust") and the Portfolio are not parties to your Variable Contract or Qualified Plan, but the Portfolio is merely an investment option made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges or expenses, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you hold shares of the Portfolio that were purchased through an investment in a Qualified Plan, you should consult your administrator for more information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract or Qualified Plan.

Shareholder Transaction Expenses (fees you pay directly from your investment) Not Applicable.

Operating Expenses Paid Each Year by the Portfolio(1)
(as a % of average net assets)

Portfolio		Management Fees	Service Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Portfolio Operating Expenses	Waivers, Reimbursements and Recoupments(4)	Net Portfolio Operating Expenses
ING VP Real Estate	%	0.75	0.25	0.17	N/A	1.17	—	1.17

(1)  This table shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. These estimated expenses are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed.

(2)  ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Portfolio's average daily net assets.

(3)  The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Portfolio directly. These fees and expenses include the Portfolio's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Portfolio invests. The fees and expenses will vary based on the Portfolio's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in Net Portfolio Operating Expenses.

(4)  ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Waivers, Reimbursements and Recoupments. The expense limit will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the then-current term or upon termination of the investment management agreement. For more information regarding the Portfolio's expense limitation agreement, please see the Statement of Additional Information.

What You Pay to Invest
4

WHAT YOU PAY TO INVEST

  Example

The Example that follows is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable portfolios. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example assumes that you invested $10,000, that you reinvested all your dividends, that the Portfolio earned an average annual return of 5%, and that the annual operating expenses remained at the current level. Keep in mind that this is only an estimate — actual expenses and performance may vary.

Portfolio		1 Year	3 Years	5 Years	10 Years
ING VP Real Estate	$	119	372	644	1,420

 If you have any questions, please call 1-800-992-0180.

What You Pay to Invest
5

INFORMATION FOR INVESTORS

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as an investment option under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, ("Code") and under the federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, ("ING Funds Distributor" or "Distributor") the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as an investment option, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations. The Portfolio's Board of Trustees ("Board") directed ING Investments, LLC to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Frequent Trading — Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for Variable Contracts issued by insurance companies, and as an investment option for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current net asset value ("NAV"), causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing

Information for Investors
6

INFORMATION FOR INVESTORS

discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a portfolio which does not invest in foreign securities. For example, if trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures, can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the interest of the Portfolio's shareholders.

Classes of Shares

The Portfolio also offers Adviser Class ("ADV Class") shares and Class I shares. ADV Class and Class I shares are not offered in this Prospectus.

Service Fees

The Trust has adopted a Shareholder Services Plan ("Plan") for the Class S shares of the Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to pay for services including, but not limited to, providing information about the Portfolio and delivering Portfolio documents. Under the Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

How ING Compensates Entities Offering Our Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio's Plan, the Portfolio's Adviser or Distributor (collectively, "ING"), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, because the Portfolio is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in the Portfolio meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither of the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Net Asset Value

The NAV per share for each class of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced

 If you have any questions, please call 1-800-992-0180.

Information for Investors
7

INFORMATION FOR INVESTORS

on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•  Securities of an issuer that has entered into a restructuring;

•  Securities whose trading has been halted or suspended;

•  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company's Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company's Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

Portfolio Holdings Disclosure Policy

A description of the policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

Information for Investors
8

ADVISER AND SUB-ADVISER  MANAGEMENT OF THE PORTFOLIO

ADVISER

ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments oversees all investment advisory and portfolio management services for the Portfolio.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

The following table shows the aggregate annual management fees paid by the Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets.

Portfolio	Management Fees
ING VP Real Estate	0.75%

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio's annual shareholder report dated December 31, 2007.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio's portfolio. This sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Portfolio. ING Investments delegates to the sub-adviser of the Portfolio the responsibility for investment management, subject to ING Investments' oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Portfolio.

From time to time, ING Investments may also recommend the appointment of additional or replacement of non-affiliated sub-advisers to the Portfolio's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Portfolio and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Portfolio's Board, to appoint an additional non-affiliated sub-adviser or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote, of the Portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of a sub-adviser of the Portfolio or the addition of a sub-adviser to the Portfolio. In this event, the name of the Portfolio and its principal investment strategies may also change.

Under the terms of a sub-advisory agreement, an agreement can be terminated by either ING lnvestments or the Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING lnvestments may assume day-to-day investment management of the Portfolio.

 If you have any questions, please call 1-800-992-0180.

Management of the Portfolios
9

MANAGEMENT OF THE PORTFOLIO  ADVISER AND SUB-ADVISER

ING Clarion Real Estate Securities L.P.

Founded in 1969, ING Clarion Real Estate Securities L.P. ("ING CRES" or "Sub-Adviser"), a Delaware limited partnership, is registered with the SEC as an investment adviser. ING CRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. The principal address of ING CRES is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. ING CRES is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2007, were valued at approximately $17.7 billion.

The following individuals are jointly responsible for the day-to-day management of ING VP Real Estate Portfolio:

T. Ritson Ferguson, Chief Investment Officer ("CIO") & Managing Director leads the portfolio management team for the Portfolio and has co-managed the Portfolio since May, 2004. Mr. Ferguson has over 20 years of real estate investment experience. He has served as Co-CIO and more recently CIO of ING CRES since 1991.

Joseph P. Smith, Managing Director has been with ING CRES since 1997 and has co-managed the Portfolio since May, 2004. Mr. Smith's role as a member of the portfolio management team requires that he focus on specific investments and provide expert knowledge on those companies and industries.

Additional Information Regarding Portfolio Managers

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

Management of the Portfolios
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MORE INFORMATION ABOUT RISKS

All variable portfolios involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategies. However, the Adviser or Sub-Adviser of the Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategies.

Principal Risks

The principal risks of the Portfolio are highlighted below. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.

Concentration. The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose to do so.

Inability to Sell Securities. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Initial Public Offerings ("IPOs"). IPOs and offerings by companies that have recently gone public have the potential to produce substantial gains for the Portfolio. However, there is no assurance that the Portfolio will have access to profitable IPOs. Stocks of some newly-public companies may decline shortly after the IPOs.

Non-Diversified Investment Company. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that the Portfolio may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Other Investment Companies. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, the Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/ or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a

 If you have any questions, please call 1-800-992-0180.

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MORE INFORMATION ABOUT RISKS

proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

Real Estate Securities. Investments in issuers that are primarily engaged in real estate, including REITs, may subject the Portfolio to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Rule 144A Securities. Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors. The Portfolio may consider Rule 144A securities to be "liquid" although the market for such securities typically is less active than public securities markets and may lead to less ability to sell these securities.

Small- and Mid-Capitalization Companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Lending Portfolio Securities. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33 1/3% of Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Portfolio Turnover. The Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.

Other Risks

Borrowing. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

High-Yield, Lower Grade Debt Securities. Investments in high-yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High-yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high-yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High-yield debt securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high-yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high-yield debt securities.

Interests in Loans. The Portfolio may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

Investment by Funds-of-Funds. The Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as the Portfolio accepts investments by those other investment companies, it will not purchase securities of other

More Information About Risks
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MORE INFORMATION ABOUT RISKS

investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Management. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Mortgage-Related Securities. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus are subject to risk of default.

Pairing-Off Transactions. A pairing-off transaction occurs when the Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

Repurchase Agreements. Repurchase agreements involve the purchase by the Portfolio of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

Reverse Repurchase Agreements and Dollar Rolls. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for the Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Portfolio's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Portfolio's yield; however, such transactions also increase the Portfolio's risk to capital and may result in a shareholder's loss of principal.

Short Sales. A short sale is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

U.S. Government Securities. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

Temporary Defensive Strategies. When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Portfolio invests defensively, it may not achieve its investment objective.

Percentage and Rating Limitations. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

 If you have any questions, please call 1-800-992-0180.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Portfolio distributes substantially all of its net investment income and net capital gains to shareholders. The Portfolio generally declare and pay dividends quarterly. The Portfolio distributes capital gains, if any, at least once annually.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

The Portfolio intends to qualify as a regulated investment company ("RIC") for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains. The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.

Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

Please see the SAI for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

Dividends, Distributions and Taxes
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FINANCIAL HIGHLIGHTS

The financial highlights table on the following page is intended to help you understand the Portfolio's Class S shares' financial performance for the past five years, or, if shorter, the period of the class' operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolio's independent registered public accounting firm, along with the Portfolio's financial statements, is included in the Trust's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

 If you have any questions, please call 1-800-992-0180.

Financial Highlights
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ING VP REAL ESTATE PORTFOLIO  FINANCIAL HIGHLIGHTS

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

	Class S
	Year Ended December 31,		May 13, 2005(1) to December 31,
	2007	2006	2005
Per Share Operating Performance:
Net asset value, beginning of period	$19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.21	0.22	0.28	*
Net realized and unrealized gain (loss) on investments	$(3.35)	5.09	1.86
Total from investment operations	$(3.14)	5.31	2.14
Less distributions from:
Net investment income	$0.21	0.36	0.30
Net realized gains on investments	$0.98	0.30	—
Total distributions	$1.19	0.66	0.30
Net asset value, end of period	$15.27	19.60	14.95
Total Return(2)%	(16.34)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of period (000's)	$37,852	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.17	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.17	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	1.16	1.05	2.97	†
Portfolio turnover rate %	107	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.17 and increase net realized and unrealized gain on investments by $0.17 and decrease the ratio of net investment to average net assets from 4.78% to 2.97% on Class S.

ING VP Real Estate Portfolio
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WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Portfolio in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Portfolio's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio's performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/ semi-annual shareholder reports, the SAI or other Portfolio information.

To make shareholder inquiries contact:

ING Variable Products Trust

7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission

Public Reference Section
100 F Street, NE
Washington, D.C. 20549

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Portfolios' SEC file number. The file number is as follows:

ING Variable Products Trust (811-8220)
ING VP Real Estate Portfolio

PRPRO-VPS  (0408-042808)

STATEMENT OF ADDITIONAL INFORMATION

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258-2034

(800) 992-0180

April 28, 2008

ING VARIABLE PRODUCTS TRUST

ING VP Financial Services Portfolio (1)

ING VP High Yield Bond Portfolio (2)

ING VP International Value Portfolio

ING VP MidCap Opportunities Portfolio

ING VP Real Estate Portfolio (3)

ING VP SmallCap Opportunities Portfolio

ADV Class, Class I and Class S shares

This Statement of Additional Information (“SAI”) relates to the series listed above (each a “Portfolio” and collectively the “Portfolios”) of ING Variable Products Trust (“Trust”).  A prospectus or prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the Portfolios dated April 28, 2008, which provide the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios’ principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above.  This SAI is not a Prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectuses each, dated April 28, 2008, which have been filed with the U.S. Securities and Exchange Commission (“SEC”). Capitalized  terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios’ financial statements and the independent registered public accounting firm’s report thereon, included in the annual shareholder report dated December 31, 2007, are incorporated herein by reference.  Copies of the Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address and phone number written above.

Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies (“Variable Contracts”).  The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any adviser to the Portfolios (but only in connection with the creation or management of the Portfolios). Shares of the Portfolios are currently offered to separate accounts (“Variable Accounts”) of insurance companies. Shares of the Portfolios also may be made available to certain affiliated investment companies under fund-of-funds arrangements consistent with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (“1940 Act”) and Treasury Regulation Section 1.817-5. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your Variable Contract.

(1)           Pending Liquidation: On January 28, 2008, the Board of Trustees approved a proposal to liquidate ING VP Financial Services Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the third quarter of 2008.

(2)           Pending Merger:  Subject to shareholder approval, the Portfolio’s Board of Trustees has approved the reorganization of the Portfolio with and into ING Pioneer High Yield Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Pioneer High Yield Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

(3)           Pending Merger:  Subject to shareholder approval, the Portfolio’s Board of Trustees has approved the reorganization of the Portfolio with and into ING Global Real Estate Portfolio. If approved by shareholders, the reorganization is expected to take place during the third quarter of 2008. Therefore, you could ultimately hold shares of that Portfolio. For more information regarding ING Global Real Estate Portfolio, contact a Shareholder Services Representative at 1-800-992-0180.

TABLE OF CONTENTS

ORGANIZATION OF THE REGISTRANT	2
FUNDAMENTAL INVESTMENT RESTRICTIONS	2
SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS	7
INVESTMENT TECHNIQUES	44
PORTFOLIO TRANSACTIONS	51
PORTFOLIO TURNOVER	56
ADVISER	57
EXPENSE LIMITATION AGREEMENT	59
SUB-ADVISERS	60
ADMINISTRATOR	66
SHAREHOLDER SERVICES PLAN	67
SHAREHOLDER SERVICE AND DISTRIBUTION PLAN	69
DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES	70
PROXY VOTING PROCEDURES	71
NET ASSET VALUE	71
PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS	73
DIVIDENDS AND DISTRIBUTIONS	74
FEDERAL INCOME TAX STATUS	74
MANAGEMENT OF THE TRUST	77
BOARD	85
TRUSTEEE OWNERSHIP OF SECURITIES	89
COMPENSATION OF TRUSTEES	91
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	96
PERFORMANCE INFORMATION	97
OTHER INFORMATION	99
APPENDIX A	A-1
APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES	B-1

ORGANIZATION OF THE REGISTRANT

The Trust is an open-end management investment company organized as a Massachusetts business trust on the 17th day of December 1993.  The Trust currently consists of six Portfolios, each of which represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Each Portfolio is managed separately by ING Investments, LLC (“ING Investments” or the “Adviser”).

The Portfolios include ING VP Financial Services Portfolio (“Financial Services Portfolio”); ING VP High Yield Bond Portfolio (“High Yield Bond Portfolio”); ING VP International Value Portfolio (“International Value Portfolio”); ING VP MidCap Opportunities Portfolio (“MidCap Opportunities Portfolio”); ING VP Real Estate Portfolio (“Real Estate Portfolio”) and ING VP SmallCap Opportunities Portfolio (“SmallCap Opportunities Portfolio”).

The Trust changed its name on April 30, 2000, from the “Northstar Galaxy Trust” to the “Pilgrim Variable Products Trust.”  Effective May 1, 2002, the Trust changed its name from “Pilgrim Variable Products Trust” to “ING Variable Products Trust,” and the names of each of the following Portfolios were changed as follows:

Old Name	New Name

Pilgrim VP MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio
Pilgrim VP SmallCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
Pilgrim VP International Value Portfolio	ING VP International Value Portfolio
Pilgrim VP High Yield Bond Portfolio	ING VP High Yield Bond Portfolio
Pilgrim VP Financial Services Portfolio	ING VP Financial Services Portfolio

On November 11, 2003, Real Estate Portfolio was organized as a series of the Trust.  Real Estate Portfolio is classified as a non-diversified investment company under the 1940 Act.

Effective February 25, 2004, Class R shares of the Trust were renamed as Class I shares in order to avoid confusion and provide consistency within the share class structure across the ING family of funds.  The current Class R fee structure is identical to that of other Class I shares within the ING Funds complex having no upfront sales load, contingent deferred sales charge, or service or distribution fees.

Effective April 29, 2005, Adviser Class (“ADV Class”) shares were added to the Trust.

ING Investments has engaged ING Investment Management Co., (“ING IM”), an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) and an affiliate of ING Investments, to serve as Sub-Adviser to Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio, subject to the supervision of ING Investments.    ING Investments has engaged ING Clarion Real Estate Securities, L.P. (“INGCRES”), an indirect, wholly-owned subsidiary of ING Groep and an affiliate of ING Investments, to serve as Sub-Adviser to Real Estate Portfolio, subject to the supervision of ING Investments.  Collectively, ING IM and INGCRES will be referred to as the “Sub-Advisers.”

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental, which means they may be changed only with the approval of the holders of a majority of each Portfolio’s outstanding voting securities, defined in the 1940 Act as the lesser of (1) 67% or more of each Portfolio’s shares present at a shareholders’ meeting which the holders of more than 50% of each Portfolio’s outstanding shares are present in person or by proxy or (2) more than 50% of each Portfolio’s outstanding voting securities are in present in person or by proxy.  All other investment policies or practices are considered by the Portfolios to be non-fundamental and accordingly may be changed without shareholder approval.  If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from this policy. The investment objective of each Portfolio is a non-fundamental policy.

Shareholders will be provided at least 60 days’ prior written notice of any change to a Portfolio’s non-fundamental investment objective.

SmallCap Opportunities Portfolio and High Yield Bond Portfolio. As a matter of fundamental policy, a Portfolio may not:

1.             borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may (i) borrow from banks, but only if immediately after such borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, and options on futures as described in a Portfolio’s Prospectus and this SAI (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed-delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio’s assets);

2.             underwrite the securities of others;

3.             purchase or sell real property, including real estate limited partnerships (but each Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts;

4.             deal in commodities or commodity contracts except in the manner described in the current Prospectus and this SAI;

5.             make loans to other persons (but each Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser) (See “Risk Factors and Special Considerations: Securities Lending”), and may purchase or hold participations in loans in accordance with the investment objectives and policies of the Portfolio as described in the current Prospectus and this SAI;

6.             participate in any joint trading accounts;

7.             purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

8.             sell short, except that each Portfolio may enter into short sales against the box in the manner described in the current Prospectus and this Statement of Additional Information;

9.             invest more than 25% of its assets in any one industry or related group of industries;

10.           with respect to 75% of a Portfolio’s assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; and

11.           with respect to 75% of a Portfolio’s assets, purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

The following policies are non-fundamental and may be changed without shareholder approval.  A Portfolio:

1.             may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder; and

2.             may not invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those Rule 144A securities for which the trustees, pursuant to procedures adopted by a Portfolio, have determined there is no liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Portfolio has purchased, securities being used to cover options a Portfolio has written, securities for which market quotations  are not readily available, or other securities which legally or in the Adviser’s or Trustees’ opinion may be deemed illiquid.

As a fundamental policy, the Portfolios may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, the Portfolios do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes.  In addition, to avoid the potential leveraging of assets, the Portfolios will not make additional investments when its borrowings are in excess of 5% of total assets.  If a Portfolio should determine to expand its ability to borrow beyond the current operating policy, the Portfolio’s Prospectus(es) would be amended and shareholders would be notified.

SmallCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stock of smaller, lesser-known U.S. companies.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

High Yield Bond Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of high yield (high risk) bonds.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

International Value Portfolio.  As a matter of fundamental policy, the Portfolio may not:

1.             issue senior securities, except to the extent permitted under the 1940 Act, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.             act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.             invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Portfolio reserves the right to invest all of its assets in shares of another investment company;

4.             purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

5.             purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Portfolio may engage in foreign exchange forward contracts; and

6.             make loans of cash (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements).

The following policies are non-fundamental and may be changed without shareholder approval.  The Portfolio:

1.     may not purchase any security if as a result the Portfolio would hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of another investment company;

2.     may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder; and

3.     may not invest more than 15% of its net assets in illiquid securities.

MidCap Opportunities Portfolio.  A a matter of fundamental policy, the Portfolio may not:

1.             borrow money except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings;

2.             underwrite the securities of others;

3.             purchase or sell real property, including real estate limited partnerships (the Portfolio may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

4.             deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Portfolio;

5.             make loans to other persons (but the Portfolio may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Portfolio or the Adviser, subject to conditions established by the Adviser), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Portfolio, as described in the current Prospectus and this SAI;

6.             purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

7.             sell short, except that the Portfolio may enter into short sales against the box;

8.             invest more than 25% of its assets in any one industry or related group of industries;

9.             with respect to 75% of the Portfolio’s assets, purchase a security (other than U.S. government obligations) if, as a result, more than 5% of the value of total assets of the Portfolio would be invested in securities of a single issuer; or

10.           purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Portfolio.

The following policies are non-fundamental and may be changed without shareholder approval.  The Portfolio:

1.     may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder; and

2.               may not invest more than 15% of its net assets in illiquid securities.

MidCap Opportunities Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the common stocks of mid-sized U.S. companies.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Financial Services Portfolio.  As a matter of fundamental policy, the Portfolio may not:

1.             invest in a security if, with respect to 75% of the total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or  instrumentalities;

2.             invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities;

3.             invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of companies primarily engaged in any one industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities (or repurchase agreements with respect thereto) and except that the Financial Services Portfolio will normally invest more than 25% of its assets in financial services industries;

4.             purchase real estate, except that the Portfolio may (i) purchase securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships;

5.             make loans, except that, to the extent appropriate under its investment program, a Portfolio may: (i) purchase bonds, debentures or other debt securities, including short-term obligations, (ii) enter into repurchase transactions, (iii) lend portfolio securities and may purchase or hold participations or other interests in loans in accordance with the investment objectives and policies of the Portfolio;

6.             issue senior securities or borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered senior securities or borrowings (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of the Portfolio’s assets);

7.             engage in the business of underwriting securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter; and

8.             purchase or sell commodities or commodity contracts except for futures contracts, index futures contracts, and foreign currency futures contracts and options thereon, in accordance with the applicable restrictions under the 1940 Act.

Financial Services Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity equivalent securities of companies principally engaged in the financial services industry.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

Real Estate Portfolio.  The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer.  However, the Portfolio intends to conduct its operations so as to qualify as a Regulated Investment Company (“RIC”) for purposes of Internal Revenue Code of 1986, as amended (the “Code”), which will relieve the Portfolio of any liability for federal income tax to the extent its earnings are distributed at least annually to shareholders.  As a matter of fundamental policy, the Portfolio may not:

1.             purchase or sell real estate, except that the Portfolio may purchase securities issued by companies primarily engaged in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities of companies principally engaged in the real estate business;

2.             make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions;

3.             acquire more than 10% of the voting securities of any one issuer;

4.             invest in companies for the purpose of exercising control;

5.             issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after such borrowing, there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio’s total assets, all borrowings shall be repaid before the Portfolio makes additional investments.  The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio’s total assets at the time the Portfolio makes such temporary borrowing.  In addition, the investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowing or senior securities.  This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders;

6.             make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans;

7.             purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts;

8.             act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security;

9.             purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder; and

Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. real estate investment trusts.  The Portfolio has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy.  If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

With respect to each Portfolio’s concentration policy, industry classifications are in accordance with Global Industrial Classification  Standards (“GCIS”) and Standard Industrial Classification (“SIC”) Codes. Industry classifications may be changed at any time to reflect changes in the market place.

SUPPLEMENTAL DESCRIPTION OF PORTFOLIO INVESTMENTS AND RISKS

Diversification

Each Portfolio (except, Real Estate Portfolio) is “diversified” within the meaning of the 1940 Act.  In order to qualify as diversified, a Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

Concentration

Financial Services Portfolio and Real Estate Portfolio “concentrates” (for purposes of the 1940 Act) theirassets in securities related to a particular sector or industry, which means that at least 25% of their respective assets will be invested in these assets at all times.  As a result, each Portfolio may be subject to greater market fluctuation than a Portfolio which has securities representing a broader range of investment alternatives.

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by ING Investments and the sub-advisers, in managing the Portfolios.  The table has been marked to indicate those securities and investment techniques that ING Investments and the sub-advisers may use to manage a Portfolio.  A Portfolio may use any or all of these techniques at any one time, and the fact that a Portfolio may use a technique does not mean that the technique will be used.  The securities and investment techniques are sujbectA Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Portfolio’s investment objective, policies and restrictions described in that Portfolio’s Prospectus and/or this SAI, as well as federal securities laws.  There can be no assurance that any of the Portfolios will achieve their investment objectives. The Portfolios’ policies, strategies and practices are non-fundamental unless otherwise indicated.  A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques, that the Portfolios utilize, follows the table.  The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Portfolio’s Prospectus.  Where a particular type of security or investment technique is not discussed in a Portfolio’s Prospectus, that security or investment technique is not a principal investment strategy.

Key:

MidCap Opptny = VP MidCap Opportunities Portfolio	High Yield Bond = VP High Yield Bond Portfolio
SmCap Opptny = VP SmallCap Opportunities Portfolio	Finacl Servcs = VP Financial Services Portfolio
Int’l Value = VP International Value Portfolio	Real Est.= VP Real Estate Portfolio

Asset Class (1)	MidCap Opptny	SmCap Opptny	Int’l Value	High Yield Bond	Finacl Servcs	Real Est.
EQUITY INVESTMENTS
Common Stock, Preferred Stock & Convertible Securities	X	X	X	X	X	X
IPOs	X	X	X	X	X	X
Synthetic Convertible Securities	X	X	X	X	X	X
FOREIGN INVESTMENTS
ADRs / EDRs	X	X	X	X	X
Emerging Market Securities (2)	X	X	X	X	X
Eurodollar Convertible Securities(3)	X	X	X	X	X
Eurodollar & Yankee Dollar Instruments	X	X	X	X	X
Foreign Bank Obligations	X	X	X	X	X
Foreign Currency Exchange Transactions	X	X	X	X	X
Foreign Issuers	X	X	X	X	X	X
Foreign Mortgage Related Securities	X	X	X	X	X
International Debt Securities	X	X	X	X	X	X
Sovereign Debt Securities	X	X	X	X	X
Supranational Agencies (10% max)	X	X	X	X	X
FIXED INCOME INVESTMENTS
ARMs			X	X
Corporate Debt Securities (4)	X	X	X	X	X	X
Floating or Variable Rate Instruments	X	X	X	X	X	X
GICs	X	X	X	X
GNMA Certificates	X	X	X	X	X	X

(1)     Each Portfolio may invest in the following investment vehicles according to its investment strategy contained in the Prospectus.  That investment strategy may be modified by a Portfolios’s fundamental investment restrictions.  The fundamental investment restrictions for each Portfolio precede this supplemented “Description of Portfolio Investments and Risks.”

(2)     International Value Portfolio may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets.

(3)     The Portfolios indicated may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the NYSE or AMEX or convertible into publicly traded common stock of U.S. companies, and may invest up to 15% of its total assets in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

(4)     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.

Asset Class (1)	MidCap Opptny	SmCap Opptny	Int’l Value	High Yield Bond	Finacl Servcs	Real Est.
Government Trust Certificates	X	X	X	X
High Yield Securities				X		X
Mortgage Related Securities (5)	X	X	X	X	X	X
Municipals (6)	X	X	X	X	X
Municipal Lease Obligations	X	X	X	X
Savings Association Obligations	X	X	X	X
Short-Term Investments	X	X	X	X	X	X
Subordinated Mortgage Securities			X	X
Tax Exempt Industrial Development Bonds & Pollution Control Bonds	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X
OTHER INVESTMENTS
Asset-Backed Securities	X	X	X	X	X	X
Banking Industry Obligations	X	X	X	X	X	X
Credit Linked Notes	X	X	X	X
Derivatives (7)	X	X	X	X	X	X
Financial Futures Contracts & Related Options(8)	X	X	X	X	X	X
Foreign Currency Options(9)	X	X	X	X	X	X
Forward Currency Contracts	X	X	X	X	X	X
Index-, Currency-, and Equity-Linked Debt Securities			X	X	X
OTC Options(10)	X	X	X	X	X	X
Purchasing Options	X	X	X	X	X	X
Stock Index Options	X	X	X	X	X	X

Straddles	X	X	X	X	X	X

(5)     MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, High Yield Bond Portfolio, and International Value Portfolio may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Bank Obligations (“CMOs”), Interest Obligations (“IOs”) and Private Obligations “(POs”). All Portfolios (except, Financial Services Portfolio) may invest in parallel-pay CMOs and Planned Amortization Class CMOs (PAC Bonds).  MidCap Opportunities Portfolio may invest in privately issued CMOs.

(6)     The Portfolios indicated may purchase insured municipal debt in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

(7)     Financial Services Portfolio may invest in derivative instruments.  International Value Portfolio may invest in derivative instruments for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.  Derivatives may provide a cheaper, quicker or more specifically focused way for International Value Portfolio to invest than “traditional” securities would.

(8)     International Value Portfolio will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the Portfolio.  As a general rule, International Value Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.  In addition, International Value Portfolio will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the Portfolio’s existing futures positions and premiums paid for such options would exceed 5% of the fair market value of the Portfolio’s net assets.  International Value Portfolio will not enter into futures contracts if as a result the aggregate of the initial margin deposits in the Portfolio’s existing futures exceeds 5% of the fair market value of the Portfolio’s assets.

(9)     Use of currency hedging techniques may be limited by management’s need to protect the status of the Portfolios as a RIC under the Internal Revenue Code.  The Portfolios may purchase or sell options on currency only when the Adviser or Sub-Adviser believes that a liquid secondary market exists for these options; however, no assurance can be given that a liquid secondary market will exist for a particular option at any time.

(10)   MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, International Value Portfolio,  Financial Services Portfolio and High Yield Bond Portfolio may invest in OTC Options on U.S. government securities.

Asset Class (1)	MidCap Opptny	SmCap Opptny	Int’l Value	High Yield Bond	Finacl Servcs	Real Est.
Warrants	X	X	X	X	X	X
Writing Options(11)	X	X	X	X	X	X
Loan Participation	X	X	X	X	X
Other Investment Companies (12)	X	X	X	X	X	X
Private Funds	X	X	X	X
Real Estate Securities (13)	X	X	X	X	X	X
Restricted & Illiquid Securities (14)	X	X	X	X	X	X
Securities of Companies with Limited Histories	X	X	X	X	X	X
TBA Sale Commitments	X	X	X	X	X
Zero-Coupon and Pay-In-Kind Securities	X	X	X	X	X	X
INVESTMENT TECHNIQUES
Borrowing (15)	X	X	X	X	X	X
Concentration (16)					X	X
Lending of Portfolio Securities (17)	X	X	X	X	X	X
Portfolio Hedging	X	X	X	X	X	X

(11)   SmallCap Opportunities Portfolio, High Yield Bond Portfolio, International Value Portfolio, and MidCap Opportunities Portfolio will not write call options on when-issued securities.  In addition, SmallCap Opportunities Portfolio, High Yield Bond Portfolio and MicCap Opportunities Portfolio will not sell a covered call option if, as a result, the aggregate market value of all portfolio securities of the Portfolio covering call options or subject to put options exceeds 10% of the market value of the Portfolio’s net assets.  Financial Services Portfolio may write covered call options.

(12)   The Portfolios may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder. Real Estate Portfolio currently intends to limit its investments in shares of other investment companies to less than 5% of its net assets.

(13)   MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, International Value Portfolio and High Yield Bond Portfolio may purchase marketable securities of companies which deal in real estate or interests therein, including real estate investment trusts.  Financial Services Portfolio may (i) purchase securities secured by real estate or interests therin or securities issued by companies that invest in real estate or interests therein, (ii) make or purchase real estate mortgage loans, and (iii) purchase interests in real estate limited partnerships.

(14)   Each Portfolio indicated above may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment.

(15)   SmallCap Opportunities Portfolio, High Yield Bond Portfolio, and International Value Portfolio may each borrow in accordance with the provisions provided under their respective “Investment Restrictions” section and as set forth in the 1940 Act; not withstanding the foregoing, short-term credits necessary for settlements of securities transactions are not considered borrowings.  For temporary emergency purposes. Financial Services Portfolio may borrow, only in an amount up to 15% of its total assets.  Financial Services Portfolio may borrow only in an amount up to 15% of its total assets to obtain such short-term credits as are necessary for the clearance of securities transactions.  Real Estate Portfolio has an operating policy which limits its borrowings as follows: (i) the Portfolio may not borrow money except from banks for temporary or emergency purposes; (ii) the Portfolio will not borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed), measured at the time of borrowing; (iii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowing.  The Portfolio will not borrow for the purpose of leveraging its investment portfolio.  The Portfolio may not purchase additional securities while its outstanding borrowings exceed 5% of total assets.

(16)   Financial Services Portfolio and Real Estate Portfolio “concentrate” (for purposes of the 1940 Act) theirassets in securities related to a particular sector or industry, which means that at least 25% of their respective assets will be invested in those securities at all times.

(17)   International Value Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Adviser.  No lending may be made with any companies affiliated with the Adviser.  MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, and High Yield Bond Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets; however, the Board must first approve a securities lending agreement.  Financial Services Portfolio may lend portfolio securities as a fundamental policy; however, the Board must first approve lending as an investment technique and a securities lending agreement.

Asset Class (1)	MidCap Opptny	SmCap Opptny	Int’l Value	High Yield Bond	Finacl Servcs	Real Est.
Repurchase Agreements (18)	X	X	X	X	X	X
Reverse Repurchase Agreements & Dollar Roll Transactions (19)	X	X	X	X	X	X
Equity, Interest Rate and Currency Swaps & Swap Options(20)	X	X	X	X	X	X
Short Sales (21)	X	X	X	X
Temporary Defensive and Other Short-Term Positions	X	X	X	X	X	X
When Issued Securities & Delayed-Delivery Transactions (22)	X	X	X	X	X	X

Equity Investments

Common Stock, Preferred Stock, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company.  This ownership interest generally gives a Portfolio the right to vote on issues affecting the company’s organization and operations.  Except for the Portfolios noted in the chart above as non-diversified or concentrated, such investments may be diversified over a cross-section of industries and individual companies.  Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group.  Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value.  The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock.  Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be

(18)

Each Portfolio indicated above may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.

(19)	International Value Portfolio may not enter dollar roll agreements.
(20)

A Portfolio will not enter into any of the derivative transactions unless the unsecured senior debt on the claims paying ability of the other party is rated at least “high quality” at the time of purchase by at least one of the established rating agencies (i.e., AAA or AA by Standard & Poors Rating Corporation).

(21)

Real Estate Portfolio may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

(22)

In order to secure prices or yields deemed advantageous at the time, the Portfolios indicated may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 – 45 days after the commitment is made. The Portfolios may not purchase when-issued securities or enter into firm commitments if, as a result, more than 15% of the Portfolio’s net assets would be segregated to cover such securities.

“participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed-rate of return than is available on common stocks.  The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock).  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security.  If a convertible security held by a Portfolio is called for redemption, the Portfolio must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.  Rating requirements do not apply to convertible debt securities purchased by the Portfolios because the Portfolios purchase such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities.  For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index.  Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions.  Upon conversion, a Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security.  Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.  Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.  For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.  The Portfolios may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Services (“Moody’s”) or “A” or higher by Standard & Poor’s Corporation (“S&P”) and will not invest more than 15% of their respective net assets in such synthetic securities and other illiquid securities.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when a company first offers its securities to the public.  Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information.  As a result of this or other factors, a Portfolio’s Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios.  Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to a Portfolio’s shareholders.  In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Portfolio’s performance when the Portfolio’s asset base is small.  Consequently, IPOs may constitute a significant portion of the Portfolios’ returns particularly when the Portfolios are small.  Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Portfolio’s assets as it increases in size and therefore have a more limited effect on the Portfolio’s performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase.  The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear.  In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

Foreign and Emerging Market Investments

American Depositary Receipts,European Depositary Receipts and Global Depositary Receipts

American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) European Depositary Receipts (“EDRs”) or other similar securities represent securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities.  ADRs are typically designed for U.S. investors and held either in physicl form or in book entry form.  EDRs are receipts issued by a European financial institution evidencing a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are similar to EDRs although they may be held through foreign clearing agents such as Eurodear and other foreign depostaries.

Emerging Market Securities

The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States.  The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.  The Portfolios may also invest up to 15% of their respective total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe.  Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.  Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks.  In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.  In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

Because the Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies.  A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won at a future date.  Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives.  Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of a Portfolio’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Portfolio as a RIC under the Code.  VP High Yield Bond Portfolio may also buy and sell foreign currencies and options denominated in such currencies.

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country.  These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited).  The mechanics of these mortgage-related securities are generally the same as those issued in the United States.  However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the size of loan pools, pre-payment experience, and maturities of loans.

Foreign Securities

Securities of foreign issuers traded outside of the United States have certain common characteristics and risks.  Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon.  The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities.  Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quated in currencies other than the U.S. dollar and the realized appreciation or depreciation of investments so far a U.S. investors are concerned.   Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets.  Securities of foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers.  Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.   In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Portfolios will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the Adviser or a Sub-Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Portfolios on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a Portfolio with an investment objective of long-term capital appreciation because any income earned by the Portfolio should be considered incidental.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs.  These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar.  These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.  Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders.  A Portfolio’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.  Although a portion of the Portfolios’ investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.  Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers.  For example, foreign issuers are not required to use generally accepted accounting principles.  If foreign securities are not registered under the , Securities Act of 1933 (“1933 Act”), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”).  The values of foreign securities investments will be affected by incomplete or inaccurate information available to the Adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy.  In addition, it is generally more difficult to obtain court judgments outside the United States.

Sovereign Debt Securities

Sovereign debt securities issued by governments of foreign countries.  The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.  Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Supranational Agencies

Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a  27 nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

Restrictions on Foreign Investments

Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Portfolio. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Portfolio that invests in such countries.  For example, a Portfolio may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of a Portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which a Portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving a Portfolio of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to a Portfolio’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Portfolio of any restrictions on investments. No more than 15% of a Portfolio’s net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio.  In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the Portfolio’s investments in certain foreign banks and other financial institutions.

Foreign Currency Risks.  Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of a Portfolio’s shares.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Market Characteristics.  Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Portfolio assets may be released prior to receipt of payment or securities, may expose the Portfolios to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.  Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees.  The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States.  The value of a Portfolio’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes.  The interest payable on certain of the Portfolios’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio’s shareholders.  A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by a Portfolio.

Costs.  The expense ratios of a Portfolio that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.  In considering whether to invest in the securities of a foreign company, ING Investments or a

Sub-Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Portfolio will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectuses, depending on the Adviser’s or Sub-Adviser’s assessment of prevailing market, economic and other conditions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.  Generally, ARMS have a specified maturity date and amortize principal over their life.  In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal.  However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.  Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates.  Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates.  Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.  Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.  The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High Yield Securities” below.

Debt obligations that are deemed investment grade carry a rating of at least Baa3 from Moody’s or BBB- from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the Adviser to be of comparable quality. Bonds rated Baa3 or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Floating or Variable Rate Instruments

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest.  Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks.  Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.).  A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds.  Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio.  These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since a Portfolio may retain the bond if interest rates decline.  By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

Guaranteed Investment Contracts

Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index.  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund.  In addition, because the Portfolios may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed 15% of a Portfolio’s net assets.  The term of a GIC will be one year or less.  In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government National Mortgage Association Certificates

Certificates issued by the Government National Mortgage Association (“GNMA”) (“GNMA Certificates”) evidence an undivided interest in a pool of mortgage loans.  GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity.  The GNMA Certificates that the Portfolios may purchase are the “modified pass-through” type.

GNMA Guarantee.  The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”).  GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

Life of GNMA Certificates.  The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities.  Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool.  Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure.  As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.  However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years.  Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

Yield Characteristics of GNMA Certificates.  The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer.  The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates.  First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount.  Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned.  Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it.  For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Portfolio would be reduced.

Government Trust Certificates

Certain Portfolios may invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s.

High-Yield Securities

High-yield securities are debt securities that are rated lower than Baa3 by Moody’s or BBB- by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.  Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in a Portfolio’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies.  The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories.  The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories.  The indicators show relative standing within the major rating categories.

Certain securities held by a Portfolio may permit the issuer at its option to call, or redeem, its securities.  If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High Yield Securities

The medium- to lower-rated and unrated securities in which the Portfolios may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them.  These risks include:

High-Yield Bond Market.  A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies.  An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

Sensitivity to interest rate and economic changes.  High-yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds.  Conversely when interest rates fall, high-yield bonds tend to underperform Treasury and investment grade corporate bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors.  If the issuer of a high-yield security owned by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolios’ net asset value.  Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

Payment Expectations.  High-yield securities present risks based on payment expectations.  For example, high-yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Also, the value of high-yield securities may decrease in a rising interest rate market.  In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment grade bonds.

Liquidity and Valuation Risks.  Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market.  Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market.  To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as Treasury and investment grade bonds.  The ability of a Portfolio’s Board of Trustees (“Board”) to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market.  To the extent a Portfolio owns illiquid or restricted high-yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.  At times of less liquidity, it may be more difficult to value high-yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or pay-in-kind securities.  The Portfolios report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings.  The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment.  Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities.  In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value.  Although the ratings of recognized rating services such as Moody’s and S&P are considered, the Adviser and a Portfolio’s Sub-Adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  Thus, the achievement of a Portfolio’s investment objective may be more dependent on the Adviser’s or Sub-Adviser’s own credit analysis than might be the case for a Portfolio, which invests in higher quality bonds.  The Adviser or a Sub-Adviser continually monitors the investments in each Portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed.  The Portfolios may retain a security whose rating has been changed.

Mortgage-Related Securities

Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Association (“FHLMC”).  These instruments might be considered derivatives.  The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk.  See, “United States Government Securities”

One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations.  These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a “pass-through” of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

“Pass-through” certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.  A major governmental guarantor of pass-through certificates is GNMA.  GNMA guarantees, with the full faith and credit of the United States government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers).  Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages.  Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the United States government).  FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

Certain Portfolios may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans.  Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates.  Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools.  However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.  The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above.  As new types of pass-through securities are developed and offered to investors, the Adviser or a Sub-Adviser may, consistent with the Portfolios’ investment objectives, policies and restrictions, consider making investments in such new types of securities.

Other types of mortgage-related securities in which the Portfolios indicated above may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.  Securities in this investment category include, among others, standard mortgage-backed bonds and newer (CMOs).  Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages.  The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.  CMOs have characteristics of both pass-through securities and mortgage-backed bonds.  CMOs are secured by pools of mortgages, typically in the form of “guaranteed” pass-through certificates such as GNMA, FNMA, or FHLMC securities.  The payments on the collateral securities determine the payments to bondholders, but there is not a direct “pass-through” of payments.  CMOs are structured into multiple classes, each bearing a different date of maturity.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act.  Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Portfolios) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act.  However, in reliance on SEC staff interpretations, certain Portfolios may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act.  In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (d) are not registered or regulated under the 1940 Act as investment companies.

An additional class of mortgage-related securities includes parallel-pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”).  Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.  PAC Bonds generally call for payments of a specified amount of principal on each payment date.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline and liquidity is available to borrowers, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.  Many mortgage-related securities are designed to allocate risk from pools of their underlying assets.  However, such risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of mortgage-related securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value the mortgage-related securities because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.

Privately Issued CMOs

Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets.  Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features.  They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer.  Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

Interest/Principal Only Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest (the Interest-Only or “IO” class), while the other class will receive all of the principal (the Principal-Only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities.  The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the Adviser or a Sub-Adviser under guidelines and standards established by a Portfolio’s Board.  Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Risks of Investing in Mortgage-Related Securiies

Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise.  However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates.  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.  In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio.  Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.  For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.  Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.  Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities.  The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets.  Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made.  A Portfolio could fail to fully recover its initial investment in a CMO residual or a SMBS.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities (“municipal securities”).  Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works.  Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities.  General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.  Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments.  Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax.  Revenue bonds are issued to finance a wide variety of capital projects including:  electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects.  Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company.  The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978.  In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities.   Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities.  A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation.  If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

Industrial Development and Pollution Control Bonds.   Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer.  They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control.  Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations.  Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities.  Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.  They may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year.  Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.  In addition, these securities  represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

The Portfolios will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria:  (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the Adviser or  a Sub-Adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the Adviser or a Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations.  These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.  They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.  They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects.  After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Short-Term Investments

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Certificates of deposit, bankers’ acceptances and time deposits may be acquired.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Portfolios will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. government.

A Portfolio holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Portfolio may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectuses, the Portfolios may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Portfolios may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Portfolios may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Portfolios may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S & P’s, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser or a Sub-Adviser to be of comparable quality.  These rating symbols are described in the Appendix.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks.  In general, the subordinated mortgage securities in which the Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date.  One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates.  The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated.  Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates.  Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount.  All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders.  Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated.  The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.  Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted.  For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security.  The primary credit risk to the Portfolios by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages.  The Portfolios would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities.  The Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities.  Each pool purchase is reviewed against the guidelines.  The Portfolios seek opportunities to acquire subordinated residential mortgage securities where, in the view of the Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.  The Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds.  These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States.  They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.  In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States.  Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC.  While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.  Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or a Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United  States.

OTHER INVESTMENTS

Asset-Backed Securities (non-mortgage)

Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables.  The payments from the collateral are generally passed through to the security holder.  As noted below with respect to Collaterized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity.  Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator.  The originator or other party may guarantee interest and principal payments.  These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

 The collateral behind certain types of collateral tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level.  Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it.  Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor.  Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities.  Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates.  During such periods, reinvestment of the prepayment proceeds by a Portfolio will generally be at lower rates of return than the return on the assets which were prepaid.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  A Portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.  Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection.  While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market.  It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid.  Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Banking Industry Obligations

Banking industry obligations include certificates of deposit, bankers’ acceptances, and fixed time deposits.  The Portfolios will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the Federal Deposit Insurance Corporation (“FDIC”) and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Portfolio’s investment is limited to the FDIC-insured amount of $100,000.

Derivatives

Generally, derivatives can be characterized as financial instruments whose value is derived, at least in part, from the value of an underlying asset or assets.  Types of derivatives include options, futures contracts, options on futures and forward contracts.  Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities.  Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole.  Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives.  This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk.  As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange.  By contrast, no clearing agency guarantees over-the-counter derivatives.  Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default.  Accordingly, the Portfolios will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by a Portfolio.  Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Financial Futures Contracts And Related Options.

Financial futures contracts and related options may be used to hedge against changes in the market value of portfolio securities or securities that it intends to purchase.  A Portfolio could purchase a financial futures contract (such as an interest rate futures contract or securities index futures contract) to protect against a decline in the value of its portfolio or to gain exposure to securities which the Portfolio otherwise wishes to purchase.  Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position.  There are two types of hedges — long (or buying) and short (or selling) hedges.  Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market.  Thus, a decline in the market value of securities in the Portfolio’s portfolio may be protected against to a considerable extent by gains realized on futures contracts sales.  Similarly, it is possible to protect against an increase in the market price of securities that the Portfolio may wish to purchase in the future by purchasing futures contracts.  Upon entering into a futures contract, a Portfolio will be required to deposit with a broker an amount of cash or cash equivalents equal to approximately 1% to 5% of the contract price, which amount is subject to change by the exchange on which the contract is traded or by the broker.

Financial futures contracts, which are traded on a recognized exchange or board of trade, may be used.  Financial futures contracts consist of interest rate futures contracts and securities index futures contracts.  A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates.  Securities index futures contracts are currently traded with respect to the S&P 500® Composite Stock Price Index® and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index.  A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options on interest rate futures involve the purchase of a put option on an interest rate futures contract to hedge against a decline in the value of its portfolio securities as a result of rising interest rates.  The purchase of a call option on an interest rate futures contract is to hedge against the risk of an increase in the price of securities it intends to purchase resulting from declining interest rates.  The selling of put and call options on interest rates futures contracts is utilized as part of a closing sale transaction to terminate its option positions.

In contrast to the situation when a Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract.  Initially, a Portfolio will be required to segregate with its custodian bank an amount of cash and/or liquid assets.  This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5.00% of the contract amount.  Brokers may establish deposit requirements higher than this minimum.  Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates.  This process is known as marking to market.  At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U. S. government securities or other appropriate high-grade securities equal to the market value of the futures contract minus a Portfolio’s initial margin deposit with respect thereto will be segregated with the Portfolio’s custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.  The extent to which the Portfolio may enter into financial futures contracts and related options may also be limited by the requirements of the Code for qualification as a RIC.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts.  Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account.  This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out is accomplished by effecting an offsetting transaction.  A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain.  If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss.  Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date.  If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

A Portfolio will pay commissions on financial futures contracts and related options transactions.  These commissions may be higher than those that would apply to purchases and sales of securities directly.

Limitations and Risks on Futures Contracts and Related Options

The purchase of options involves certain risks. If a put option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position.  Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options.  A Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time.  Thus, it may not be possible to close out a futures or related option position.  In the case of a futures position, in the event of adverse price movements a Portfolio would continue to be required to make daily margin payments.  In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so.  In addition, a Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds.  The inability to close out futures positions also could have an adverse impact on a Portfolio’s ability to hedge its portfolio effectively.

There are several risks in connection with the use of futures contracts as a hedging device.  While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement.  In addition, investing in futures contracts and options on futures contracts will cause the Portfolios to incur additional brokerage commissions and may cause an increase in a Portfolio’s portfolio turnover rate.  The successful use of futures contracts and related options also depends on the ability of the Adviser or a Sub-Adviser to forecast correctly the direction and extent of market movements within a given time frame.  To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, a Portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities.  As a result, the return of the Portfolio for the period may be less than if it had not engaged in the hedging transaction.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged.  If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss that will not be completely offset by movements in the price of the securities.  It is possible that, where a Portfolio has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Portfolio’s portfolio may decline.  If this occurred, a Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities.  Where futures are purchased to hedge against a possible increase in the prices of securities before a Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements.  In such a case, distortions in the normal relationship between the cash and futures markets could result.  Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market.  In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions.  Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.

Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs.  However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

Foreign Currency Futures Contracts.  Foreign currency future contracts may be used for hedging purposes.  A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.  A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Euro.  Other foreign currency futures contracts are likely to be developed and traded in the future.  The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

Foreign Currency Options

A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires.  The Portfolios use foreign currency options separately or in combination to control currency volatility.  Among the strategies employed to control currency volatility is an option collar.  An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or “strike”) prices.  Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price.  Foreign currency options are derivative securities.  Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received.  The Portfolios could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Forward Currency Contracts

Forward currency contracts are entered into in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Index-, Currency-, and Equity-Linked Securities.

“Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas.  They may also invest in “equity linked” and “currency-linked” debt securities.  At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies.  Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index- and currency-linked securities are derivative instruments, which may entail substantial risks.  Such instruments may be subject to significant price volatility.  The company issuing the instrument may fail to pay the amount due on maturity.  The underlying investment or security may not perform as expected by the Adviser or a Sub-Adviser.  Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser or a Sub-Adviser.  Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad.  Certain derivative instruments may be illiquid.  See “Illiquid Securities.”

Over- the - Counter Options

Over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. The Portfolios intend to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the Adviser or a Sub-Adviser.  Under these special arrangements, the Portfolio will enter into contracts with dealers that provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract.  Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is “in-the-money.”  The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.”  “Strike price” refers to the price at which an option will be exercised.  “Cover assets” refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Portfolio.  Under such circumstances, the Portfolio will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”).  Although each agreement will provide that the Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written.  Therefore, the Portfolio might pay more to repurchase the OTC Option contract than the Portfolio would pay to close out a similar exchange traded option.

Purchasing Options

Purchasing Put and Call Options.  Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange.  The Portfolios will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.

If a put option is purchased, the Portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Adviser or a Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If the Portfolio holds a stock which the Adviser or a Sub-Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Portfolio may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Portfolio will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Portfolio exercises the put, less transaction costs, is the amount by which the Portfolio hedges against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Portfolio realizes on the sale of the securities.

If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option.  The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Portfolio has a short position in the underlying security and the security thereafter increases in price.  The Portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise.  If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs.  If a Portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Portfolio realizes on the cover of the short position in the security.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased.  The Portfolios generally will purchase only those options for which the Adviser or a Sub-Adviser believes there is an active secondary market to facilitate closing transactions.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® and other stock indices.  These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Portfolio.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock.  Accordingly, successful use by a Portfolio of options on a stock index depends on the Adviser’s or Sub-Adviser’s ability to predict correctly movements in the direction of the stock market generally.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index.  If this happens, the Portfolio could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio.  The Portfolios purchase put or call options only with respect to an index which the Adviser or a Sub-Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio’s overall position.  A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend.  Additionally, warrants do not have any voting rights.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolio’s entire investment therein).

Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices (“Index Warrants”).  Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise.  In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index.  The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index.  If a Portfolio were not to exercise an Index Warrant prior to its expiration, then the Portfolio would lose the amount of the purchase price paid by it for the warrant.  Certain Portfolios will normally use Index Warrants in a manner similar to their use of options on securities indices.  The risks of using Index Warrants are generally similar to those relating to its use of index options.  Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant.  Also, Index Warrants generally have longer terms than index options.    Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency.  In addition, the terms of Index Warrants may limit a Portfolio’s ability to exercise the warrants at such time, or in such quantities, as the Portfolio would otherwise wish to do.

Writing Options

Covered call options are considered “covered” if a Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the custodian).  The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price.  The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period.  If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.”  This is accomplished by buying an option of the same series as the option previously written.  A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both.  Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio.  If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.  A Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option.  A Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices

There are several risks associated with transactions in options on securities and indices.  Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.  There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.  In addition, a liquid secondary market for particular options may be absent for reasons which include the following:  there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Portfolio may enter into options transactions may be limited by the Code requirements for qualification of the Portfolio as a RIC.  See “Dividends, Distributions and Taxes.”

In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges.  For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  Moreover, a Portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing.  See below.

Securities of Banks and Thrifts. Financial Services Portfolio may concentrate its investments in equity securities of companies principally engaged in financial services, including banks and thriftsA “money center bank” is a bank or bank holding company that is typically located in an international financial center and has a strong international business with a significant percentage of its assets outside the United States.  “Regional banks” are banks and bank holding companies which provide full service banking, often operating in two or more states in the same geographic area, and whose assets are primarily related to domestic business.  Regional banks are smaller than money center banks and also may include banks conducting business in a single state or city and banks operating in a limited number of states in one or more geographic regions.  The third category which constitutes the majority in number of banking organizations are typically smaller institutions that are more geographically restricted and less well-known than money center banks or regional banks and are commonly described as “community banks.”

Financial Services Portfolio may invest in the securities of banks or thrifts that are relatively small, engaged in business mostly within their geographic region, and are less well-known to the general investment community than money center and larger regional banks.  The shares of depository institutions in which that Portfolio may invest may not be listed or traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”); as a result, there may be limitations on the Portfolio’s ability to dispose of them at times and at prices that are most advantageous to the Portfolio.The profitability of banks and thrifts is largely dependent upon interest rates and the resulting availability and cost of capital funds over which these concerns have limited control, and, in the past, such profitability has shown significant fluctuation as a result of volatile interest rate levels.  In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from financial difficulties of borrowers.

Changes in state and Federal law are producing significant changes in the banking and financial services industries.  Deregulation has resulted in the diversification of certain financial products and services offered by banks and financial services companies, creating increased competition between them. In addition, state and Federal legislation authorizing interstate acquisitions as well as interstate branching has facilitated the increasing consolidation of the banking and thrift industries.  Although regional banks involved in intrastate and interstate mergers and acquisitions may benefit from such regulatory changes, those which do not participate in such consolidation may find that it is increasingly difficult to compete effectively against larger banking combinations. Proposals to change the laws and regulations governing banks and companies that control banks are frequently introduced at the state and Federal levels and before various bank regulatory agencies.  The likelihood of any changes and the impact such changes might have are impossible to determine The last few years have seen a significant amount of regulatory and legislative activity focused on the expansion of bank powers and diversification of services that banks may offer.  These expanded powers have exposed banks to well-established competitors and have eroded the distinctions between regional banks, community banks, thrifts and other financial institutions.

Investments in thrifts generally are subject to the same risks as banks discussed above. Such risks include interest rate changes, credit risks, and regulatory risks.  Because thrifts differ in certain respects from banks, however, thrifts may be affected by such risks in a different manner than banks.  Traditionally, thrifts have different and less diversified products than banks, have a greater concentration of real estate in their lending portfolio, and are more concentrated geographically than banks.  Thrifts and their holding companies are subject to extensive government regulation and supervision including regular examinations of thrift holding companies by the Office of Thrift Supervision (“OTS”).  Such regulations have undergone substantial change since the 1980’s and will probably change in the next few years.

Loan Participation and Assignments

A Portfolio’s investment in loan participations typically will result in the Portfolio having a contractual relationship only with the lender and not with the borrower.  The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with purchasing a participation, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a Portfolio purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan.  Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.  Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors.  The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of Portfolio shares, to meet the Portfolio’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.  The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Portfolio to value these securities for purposes of calculating its net asset value.

Other Investment Companies

An Investment Company is a company engaged in the business of pooling investors’ money and trading in securities for them.  Examples include face-amount certificate companies, unit investment trusts and management companies.  When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies fees and expenses.

The Portfolio may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder. A Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies of that Portfolio. No Portfolio will invest in other investment companies in reliance of Section 12(d)(1)(F) or (G) of the 1940 Act.

Exchange-Traded Funds (“ETFs”) – An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies.  ETFs also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at Net Asset Value (“NAV”). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Portfolio invests in ETF’s, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) – HOLDRs  are trust-issued receipts that represent a Portfolio’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

There are some potential disadvantages associated with investing in other investment companies.  In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses.  When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fee, and custodial fees in addition to the expenses of a Portfolio.

Senior Loans

Certain Portfolios may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans in most circumstances are fully collateralized by assets of a corporation, partnership, limited liability company or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower.  Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.  The value of a Portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower.  Senior Loans, unlike certain bonds, usually do not have call protection.  This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower.  Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

Credit Risk.  Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service.  Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments.  Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade.  However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends.  In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral.  Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets.  In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates.  The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan.  In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

Limited Secondary Market.  Although it is growing, the secondary market for Senior Loans is currently limited.  There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market.  Accordingly, Senior Loans may be illiquid.  In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment.  These consent requirements may delay or impede a Portfolio’s ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans.  Market quotations may not be available and valuation may require more research than for liquid securities.  In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

Hybrid Loans.  The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a Portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan.  Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios.  As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield.  Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished.  As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan.  In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

Subordinated and Unsecured Loans.  Certain investment companies may invest in subordinated and unsecured loans.  The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans.  Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.  Unsecured loans are not secured by any specific collateral of the borrower.  They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

Private Funds

Private Funds include U.S. or foreign private limited partnerships or other investment funds (“Private Funds”). Investments in Private Funds may be highly speculative and volatile.  Because Private Funds generally are investment companies for purposes of the 1940 Act, the Portfolio’s ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio’s entire investment in the Private Fund.

Private investment funds include a variety of pooled investments.  Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act.  As an investor, the Portfolio owns a proportionate share of the trust.  Typically, the trust does not employ a professional investment manager.  Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index.  The Portfolio receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold.  However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized.  In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities.  Because the trust holds securities of many issuers, the default of a few issuers would not impact the Portfolio significantly.  However, the Portfolio bears any expenses incurred by the trust.  In addition, the Portfolio assumes the liquidity risks generally associated with the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships.  The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests.  Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another.  Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

The Portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private investment funds also include investments in certain structured securities.  Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.  The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.  Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

The Portfolios’ investments in real estate securities are primarily in Real Estate Investment Trusts (“REITs”) and other real estate operating companies (“REOCs”).  A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

A REIT is a corporation or business trust that meets the definitional requirements of the Code.  The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes.  To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs.  An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans.  The Real Estate Portfolio invests primarily in Equity REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Although a Portfolio will not invest directly in real estate, a Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry.  Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage Portfolios; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence.  To the extent that assets underlying the REITs’ investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially Mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Restricted and Illiquid Securities

Generally, a security is considered illiquid if it cannot be disposed of within seven days.  Its illiquidity might prevent the sale of such a security at a time when the Adviser or a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity.  Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.  Because of the nature of these securities, a considerable period of time may elapse between the Portfolios’ decision to dispose of these securities and the time when the Portfolios are able to dispose of them, during which time the value of the securities could decline.  The expenses of registering restricted securities (excluding securities that may be resold by the Portfolios pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Portfolios.  When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Portfolios would be permitted to sell them.  Thus, the Portfolios may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.  The Portfolios may also acquire securities through private placements.  Such securities may have contractual restrictions on their resale, which might prevent their resale by the Portfolios at a time when such resale would be desirable.  Securities that are not readily marketable will be valued by the Portfolios in good faith pursuant to procedures adopted by the Trust’s Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale.  They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Portfolios’ procedures, restricted securities could be treated as liquid.  However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.  The Portfolios may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. Each Portfolio will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Portfolios are registered for sale.

Securities of Companies with Limited Operating Histories

The Portfolios consider securities of companies with limited operating histories to be securities of companies with a record of less than three years’ continuous operation, even including the operations of any predecessors and parents.  (These are sometimes referred to as “unseasoned issuers.”)  These companies by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects.  As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

Securities of Small- and Mid-Capitalization Companies

Securities of small- and/or mid-capitalization companies may also be purchased.  Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange.  Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.  The trading volume of securities of mid-cap and small-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

To Be Announced Sale Commitments

To Be Announced (“TBA”) sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate.  A Portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price.  Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value.  The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches.  The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.  Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero- coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

Pay-in-kind securities are securities that pay interest or dividends through the issuance of additional securities.  A Portfolio will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Portfolio until the cash payment date or the securities mature.  Under certain circumstances, the Portfolios could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

The risks associated with lower rated debt securities apply to these securities.  Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, a Portfolio may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

Borrowing

The Portfolios may borrow from banks.  The Portfolios may borrow money from banks only if immediately after such borrowing, the value of the Portfolio’s assets, including the amount borrowed less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.  If the Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.  If the Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.  Under the 1940 Act, each Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Portfolio Securities

In order to generate additional income, certain Portfolios may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities.  No lending may be made with any companies affiliated with the Adviser.  These loans earn income for the Portfolios and are collateralized by cash, securities or letters of credit.  The Portfolios might experience a loss if the financial institution defaults on the loan.

The borrower at all times during the loan must maintain with the Portfolio cash or cash equivalent collateral or provide to the Portfolios an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  During the time portfolio securities are on loan, the borrower pays the Portfolios any interest paid on such securities, and the Portfolios may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  Loans are subject to termination at the option of the Portfolios or the borrower at any time.  The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Portfolio Hedging

Hedging against changes in financial markets, currency rates and interest rates may be utilized.  One form of hedging is with “derivatives.”  Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity.  Hedging transactions involve certain risks.  There can be no assurances that a Portfolio will be employing a hedging transaction at any given time, or that any hedging transaction actually used will be successful.  Although a Portfolio may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Portfolio than if it did not hedge. If the Portfolio does not correctly predict a hedge, it may lose money. In addition, each Portfolio pays commissions and other costs in connection with hedging transactions.

Risks Associated With Hedging Transactions.

Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Portfolio to hold a security it might otherwise sell.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, the Portfolio pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce the Portfolio’s net asset value, and possibly income, and the losses can be greater than if hedging transactions had not been used.

Risks of Hedging Transactions Outside the United States.

When conducted outside the U.S., hedging transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the U.S.; (3) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S.; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S.; and (5) lower trading volume and liquidity.

One form of hedging that may be utilized by the Portfolios is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities are typically offered to investors, such as the Portfolios, on that basis.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  This risk is in addition to the risk of decline in the value of the Portfolios’ other assets.  Although the Portfolios will enter into such contracts with the intention of acquiring securities, the Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so.  The Portfolios may realize short-term profits or losses upon the sale of forward commitments.

Repurchase Agreements

Repurchase agreements may be utilized, with respect to portfolio securities.  Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act.  Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times.  Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon date and price.  The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser or a Sub-Adviser will monitor the value of the collateral.  Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio’s rights with respect to such securities to be delayed or limited.  To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions  involve the sale of U.S. government securities held by the Portfolio, with an agreement that the Portfolio will repurchase such securities at an agreed upon price and date.  The Portfolio may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions.  At the time it enters into a reverse repurchase agreement, the Portfolio will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Portfolio’s total assets.  Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio’s holdings may be disadvantageous from an investment standpoint.  Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the

Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, certain Portfolios may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC.  In a dollar roll transaction, a Portfolio sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price.  The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.  During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Portfolio exceeding the yield on the sold security.  When a Portfolio enters into a dollar roll transaction, cash and/or liquid assets of the Portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date.  These securities are marked daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for a Portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security.  If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then a Portfolio’s net asset value will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, net asset value will decline faster than otherwise would be the case.  Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase a Portfolio’s yield in the manner described above; however, such transactions also increase a Portfolio’s risk to capital and may result in a shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Securities Swaps.  Securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system.  The Portfolio deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security.  Thereafter, the Portfolio pays or receives cash from the broker equal to the change in the value of the underlying security.

Interest and Currency Swaps.  Interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors may be used, as well as entering into currency swap cap transactions.  An interest rate or currency swap involves an agreement between a Portfolio and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other).  An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.  A Portfolio usually enters into such transactions on a “net” basis, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payment streams.  The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust’s custodian.  If a Portfolio enters into a swap on other than a net basis, or sells caps or floors, the Portfolio maintains a segregated account in the full amount accrued on a daily basis of the Portfolio’s obligations with respect to the transaction.  Such segregated accounts are maintained in accordance with applicable regulations of the SEC.

A Portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Adviser or a Sub-Adviser has determined that the swap market has become relatively liquid.  Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Portfolio is contractually obligated to make or receive.  Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps.  Caps and floors purchased by a Portfolio are considered to be illiquid assets.

Interest Rate Swaps.  As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties.  In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed-rate payments to the first counterparty.  Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.”  In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks.  As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

Cross-Currency Swaps.  A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies.  A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional.  An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk).  An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk).  The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity.  The economic difference is realized through the coupon exchanges over the life of the swap.  In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

Swap options.  A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms.  It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates.  A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period).  The right pursuant to a swap option must be exercised by the right holder.  The buyer of the right to a swap option is said to own a call.

Caps and Floors.  Interest rate caps and floors and currency swap cap transactions.  An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level.  The cap buyer purchases protection for a floating rate move above the strike.  An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level.  The floor buyer purchases protection for a floating rate move below the strike.  The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly.  Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money.  Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

Risks Associated with Swaps, Caps and Floors

The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options.  In connection with such transactions, a Portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement.  If there were a default by the other party to the transaction, the Portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit.  In the event of insolvency of the other party, the Portfolio might be unable to obtain its expected benefit.  In addition, while each Portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Portfolio, there can be no assurance that a Portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement.  This may impair a Portfolio’s ability to enter into other transactions at a time when doing so might be advantageous.

Short Sales

Short sales of securities are securities already owned or have the right to be acquired at no added cost through conversion or exchange of other securities they own (referred to as short sales “against the box”).

In a short sale that is not “against the box,” a Portfolio sells a security which it does not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Portfolio must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement.  The Portfolio is said to have a “short position” in the securities sold until it delivers them to the broker.  The period during which the Portfolio has a short position can range from one day to more than a year.  Until the Portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the Portfolio must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  To meet current margin requirements, the Portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by a Portfolio that are not made “against the box” create opportunities to increase the Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio’s net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with the short sale.  Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly.  Under adverse market conditions the Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a Portfolio makes a short sale “against the box,” the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale.  The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.  To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities.  The Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser or a Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security.  In such case, any future losses in the Portfolio’s long position would be reduced by a gain in the short position.  The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which  difference is adjusted daily for changes in the value of the securities sold short.  The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.  Each Portfolio will comply with these requirements.  In addition, as a matter of policy, the Portfolios’ Board has determined that no Portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Portfolio’s total assets, taken at market value.

The extent to which a Portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the Portfolio as a RIC.  See “Dividends, Distributions and Taxes.”

Temporary Defensive and Other Short-Term Positions

Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Adviser’s or a Sub-Adviser’s ability to invest cash inflows; (iii) to permit the Portfolio to meet redemption requests; and (iv) for temporary defensive purposes.  A Portfolio for which the investment objective is capital appreciation may also invest in such securities if the Portfolio’s assets are insufficient for effective investment in equities.

Although it is expected that each Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which a Portfolio may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements.  The Portfolios will normally invest in short-term instruments that do not have a maturity of greater than one year.  To the extent a Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time certain Portfolios may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made.  The Portfolios will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolio prior to the actual delivery or payment by the other party to the transaction.  Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.  Each Portfolio will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily.  Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.  In these cases, a Portfolio may realize a taxable capital gain or loss.  When a Portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.  As an operating policy, the Real Estate Portfolio intents to limit its commitments to purchase when-issued and delayed delivery securities to less than 10% of its net assets.

When the time comes to pay for the securities acquired on a delayed delivery basis, a Portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation).  Depending on market conditions, the Portfolios could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

PORTFOLIO TRANSACTIONS

The Adviser or a Sub-Adviser for each Portfolio places orders for the purchase and sale of investment securities for a Portfolio, pursuant to authority granted in the Advisory Agreement or Sub-Advisory Agreements.  Subject to policies and procedures approved by the Portfolios’ Board, the Adviser or each Sub-Adviser has discretion to make decisions relating to placing these orders, including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where a Sub-Adviser resigns or the Adviser  otherwise assumes day to day management of a Portfolio pursuant to its Advisory Agreement with a Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services.  In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed.  Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.  Transactions in certain over-the counter securities also may be effected on an agency basis, when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker.  In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.  The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker Dealers

The Adviser or a Sub-Adviser  has a duty to seek to obtain best execution of a Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances.  In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers.  This consideration often involves qualitative as well as quantitative judgments.  Factors relevant to the nature of the trade may include, among others, price  (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution.  Factors relevant to the  range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit  capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Adviser or a Sub-Adviser, as demonstrated in the particular transaction or other transactions.  Subject to its duty to seek best execution of a Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of a Portfolio. Under these programs, the participating broker-dealers will return to a Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by a Portfolio.  Theses credits are used to pay certain expenses of a Portfolio.  These commission recapture payments benefit the Portfolios, and not the Adviser or a Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for a Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances.  As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to a Portfolio and its other investment advisory clients.  The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a  Sub-Adviser is sometimes referred to as “soft dollars.”  Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser’s or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business  and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives.  Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, and software related to order routing, market access, algorithmic  trading, and other trading activities.   On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities).  In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.

Benefits to the Adviser or a Sub-Adviser - Research products and services provided to the Adviser or a Sub-Adviser by broker dealers that effect securities transactions for a Portfolio may be used by the Adviser or a Sub-Adviser in servicing all of its accounts.  Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with that Portfolio or any of the Portfolios.  Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value.  The research received does not reduce the advisory fees paid to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to the Portfolios.  the Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or a Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

Broker Dealers that are Affiliated with ING Investments or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep or the Adviser or the Sub-Advisers, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and the Financial Industry Regulatory Authority.  Under these rules, a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker dealer for portfolio transactions, and neither a Portfolio  nor a Sub-Adviser may enter into an agreement under which a Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Portfolio shares.  Each Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for a Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolios will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about  trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Portfolios to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in Sub-Advisers and investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities.  This type of change will increase trading costs and the portfolio turnover for the affected Portfolio.  The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser or a reorganization or other changes.

Allocation of Trades

Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Sub-Adviser.  If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Portfolio and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures.  Sub-Advisers may use different methods of allocating the results aggregated trades.  Each Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board.  To the extent any of the Portfolios seek to acquire (or dispose of) the same security at the same time, one or more of the Portfolios may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolios are concerned.  However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

During the fiscal years ended December 31, 2007, 2006, and 2005, respectively, each of the Portfolios listed below paid total brokerage commissions as indicated.

Brokerage Commissions Paid During Most Recent Fiscal Years

Portfolio	2007		2006		2005
Financial Services(1)	$76,113	(1)	$60,927	(1)	$35,566
High Yield Bond (2)	$3,285	(3)	$26,087		N/A
International Value	$3,544,419	(1)	$2,345,788	(1)	$1,663,570
MidCap Opportunities	$325,095	(3)	$380,717	(1)	$314,264
Real Estate (1)	$345,261	(1)	$141,887	(1)	$80,097
SmallCap Opportunities	$534,973	(1)	$434,111	(3)	$536,939

(1)          The increase in the brokerage commissions paid by the Portfolio is due to an increase in the trading activity of the Portfolio

(2)          There were no brokerage commissions paid to the Portfolio for the fiscal year ending 2005.

(3)          The decrease in the brokerage commissions paid by the Portfolio is due to a decrease in trading activity of the Portfolio.

Of the total commissions paid during the fiscal years ended December 31, 2007, 2006 and 2005, the Portfolios received $ 277,976, $135,863, and $109,442, respectively by firms which provided research, statistical or other services to ING Investments.  ING Investments has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

During the fiscal years ended December 31, 2007, 2006 and 2005,  none of the Portfolios used affiliated brokers to execute portfolio transactions.

During the fiscal year ended December 31, 2007, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.  The holdings of securities of such brokers and dealers were as follows as of December 31, 2007:

Portfolio	Security Description	Market Value
Real Estate	None
Mid Cap Opportunities	Investment Technology Group, Inc.	$61,854,251
Small Cap Opportunities	Investment Technology Group, Inc.	$1,851,251
	Morgan Stanley	$384,000
Financial Services	Bank of America, Corp.	$3,389,426
	Bank of New York Mellon Corp.	$1,554,810
	Deutsche Boerse AG	$1,432,800
	Goldman Sachs Group, Inc.	$1,460,190
	JPMorgan Chase & Co.	$4,219, 471
	Lehman Brothers Holdings, Inc.	$1,174,779
	Merrill Lynch & Co., Inc.	$1,192,555
	Morgan Stanley	$630,150
High Yield Bond	JPMorgan Chase & Co.	$381,081
	Goldman Sachs Group, Inc.	$213,000
International Value	Morgan Stanley	$1,087,000
	Credit Suisse First Boston	$10,755,000

PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as “portfolio turnover” and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities.  Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less.  A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.  A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.  Each Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectus.

The first half of 2007 was characterized by a significant number of acquisitions of REITs and other companies in the real estate sector, which contributed to turnover as we exited those positions.  During the second half of 2007, the firm’s economic outlook caused a repositioning of the Portfolio into more defensive sectors within the overall real estate securities universe. The increase in the portfolio turnover rate in 2006 for Financial Services Portfolio was due to the fact that investor fund flows into the Portfolio are deployed pro rata into existing holdings of the fund.  In 2005, the Portfolio was much smaller in size when the Sub-Adviser deployed investor inflows; these purchases were more significant relative to the overall assets of the Portfolio in 2006, resulting in a higher turnover rate.

ADVISER

The investment adviser for each Portfolio is ING Investments which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Board, has the overall responsibility for the management of each of the Portfolios, subject to delegation of certain responsibilities to other investment advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”):  ING IM as Sub-Adviser to Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio; and INGCRES as Sub-Adviser to Real Estate Portfolio.   ING Investments, ING IM and INGCRES are indirect, wholly-owned subsidiaries of ING Groep (NYSE:  ING).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam , P.O. Box 810, 1000 AV Amsterdam, The Netherlands.

On March 1, 2002, the name of the Adviser changed from “ING Pilgrim Investments, LLC” to “ING Investments, LLC.”  On February 26, 2001, the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC”.

ING Investments serves pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between ING Investments and the Trust, on behalf of the Portfolios.  The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each of the Portfolios.  Pursuant to sub-advisory agreements between ING Investments and the Sub-Advisers (each a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”), ING Investments has delegated management responsibilities to certain Sub-Advisers for each of the Portfolios.  ING Investments oversees the investment management of the Sub-Advisers for the Portfolios.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio’s assets and the purchase or sale of its portfolio securities.  ING Investments also provides investment research and analysis.  The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

Prior to August 1, 2003, Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio were directly managed by ING Investments. ING Investments undertaken an internal reorganization that, among other things, integrated its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING IM.  On August 1, 2003, ING IM became the Sub-Adviser to Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio and SmallCap Opportunities Portfolio.  One of the primary purposes of the integration plan was to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions of the Portfolios.  As a result of this integration plan, the operational and supervisory functions of each Portfolio’s Investment Advisory Agreement was separated from the portfolio management functions related to the Portfolios, with the former continuing to be provided by ING Investments and the latter provided by ING IM. The portfolio management personnel for this Fund did not change as a result of this internal reorganization.

After an initial two year period, for each fund added to the Investment Advisory Agreement and Sub-Advisory Agreements continues in effect from year to year for each Portfolio so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement is terminable without penalty with not less than sixty (60) days’ notice by the Board of Trustees or by a vote of the holders of a majority of a Portfolio’s outstanding shares voting as a single class, or upon not less than sixty (60) days’ notice by ING Investments.  The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships for each Portfolio, please refer to the annual shareholder report dated December 31, 2007.

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Advisers.  For its services, each Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio(1)	Annual Advisory Fee
Financial Services	0.75% on the first $500 million of the Portfolio’s average daily net assets; and
0.70% of the Portfolio’s average daily net assets in excess of $500 million
High Yield Bond	0.58% on the first $200 million of the Portfolio’s average daily net assets;
0.55% on the next $300 million of the Portfolio’s average daily net assets;
0.50% on the next $500 million of the Portfolio’s average daily net assets; and
0.45% of the Portfolio’s average daily net assets in excess of $1 billion.
International Value	0.85% of the Portfolio’s average daily net assets
MidCap Opportunities	0.75% on the first $250 million of the Portfolio’s average daily net assets;
0.70% on the next $400 million of the Portfolio’s average daily net assets;
0.65% on the next $450 million of the Portfolio’s average daily net assets;
0.60% of the Portfolio’s average daily net assets in excess of $1.5 billion.
Real Estate	0.80% on the first $100 million of the Portfolio’s average daily net assets; and
0.70% of the Portfolio’s average daily net assets in excess of $100 million
SmallCap Opportunities	0.75% on the first $250 million of the Portfolio’s average daily net assets;
0.70% on the next $250 million of the Portfolio’s average daily net assets;
0.65% on the next $250 million of the Portfolio’s average daily net assets;
0.60% on the next $250 million of the Portfolio’s average daily net assets; and
0.55% on the Portfolio’s average daily net assets in excess of $1 billion.

(1)                To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. Each Portfolio’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Total Advisory Fees Paid

During the fiscal years ended December 31, 2007, 2006, and 2005, the Portfolios paid ING Investments the following investment advisory fees:

	Advisory Fees
Portfolio	2007	2006	2005
Financial Services (1)	$652,126	$606,567	$285,694
High Yield Bond (2)	$559,310	$608,725	$325,217
International Value (3)	$5,155,227	$4,203,472	$3,006,351
MidCap Opportunities (4)	$798,978	$873,220	$909,076
Real Estate (5)	$1,463,965	$921,461	$401,180
SmallCap Opportunities (6)	$1,520,206	$1,570,669	$1,424,467

(1)	Does not reflect expense waivers reimbursement respectively, of $105,657, $88,652, and $76,005, respectively.
(2)	Does not reflect expense waivers reimbursements of $51,154, $65,769, and $38,994, respectively.
(3)	Does not reflect expense waivers reimbursements of $1,009,826, $810,242, and $657,866, respectively.
(4)	Does not reflect expense waivers reimbursements of $500, $79,148, and $104,681, respectively.
(5)	Does not reflect expense waivers reimbursements or recoupments, of N/A, N/A, and $(37,994), respectively.
(6)	Does not reflect expense waivers reimbursements of $61,740, $126,992, and $160,589, respectively.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Trust on behalf of each Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees.  In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio’s business, and expenses of any counsel or other persons or services retained by the Trust’s Trustees who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed:

Portfolio	ADV Class	Class I	Class S
Financial Services	N/A	0.80%	1.05%
High Yield Bond	1.21%	0.71%	0.91%
International Value	1.50%	1.00%	1.20%
MidCap Opportunities(1)	1.40%	0.90%	1.10%
Real Estate	N/A	1.05%	1.30%
SmallCap Opportunities	N/A	0.90%	1.10%

(1)     Pursuant to a side agreement, dated April 28, 2008, ING Investments has lowered the expense limits for VP MidCap Opportunities  Portfolio through at least May 1, 2010.  The expense limits for VP MidCap Opporunities Portfolio are 1.14%, 0.64% and 0.89% for ADV Class, Class I, and Class S shares, respectively.  If, after May 1, 2010, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above.  There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

Each Portfolio will at a later date reimburse ING Investments for management fees waived or reduced and other expenses assumed by ING Investments during the previous thirty-six (36) months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above.  ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

The expense limitation agreement provides that these expense limitations shall continue until May 1, 2009 for all Portfolios.  The expense limitations are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice to the Trust of the termination of the agreement to the Independent Chairman of the Board within ninety (90) days of the end of the then-current term or upon termination of the Investment Advisory Agreement.  The expense limitation agreement also may be terminated by the Trust, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

SUB-ADVISERS

The Investment Advisory Agreement for each of the Portfolios provides that ING Investments, with the approval of the Trust’s Board, may select and employ investment advisers to serve as Sub-Advisers for any of the Portfolios, and shall monitor the Sub-Advisers’ investment programs and results, and coordinate the investment activities of the Sub-Advisers to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the Sub-Advisers and executive salaries and expenses of the Trustees and officers of the Trust who are employees of ING Investments or its affiliates.  Each Sub-Adviser pays all of its expenses arising from the performance of its obligations under the relevant Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Portfolios are borne by the Portfolios, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Portfolio’s NAV; taxes, if any, and the preparation of each Portfolio’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Portfolio’s under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the ING Investments or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

Pursuant to a Sub-Advisory Agreement between ING Investments and ING IM dated August 7, 2001, as amended July 1, 2003 and September 1, 2003, ING IM acts as Sub-Adviser to Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Trustees, on behalf of the Portfolios, manages the Portfolios’ investments consistently with the Portfolios’ investment objectives, and executes any of the Portfolios’ investment policies that it deems appropriate to utilize from time to time.  Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments.  ING IM’s address is 230 Park Avenue, New York, NY  10169.  ING IM is an indirect, wholly owned subsidiary of ING Groep and an affiliate of ING Investments.  The Sub-Advisory Agreement was last approved by the Trustees of the Portfolios’, on behalf of the Portfolios’ in November 2007. The Sub-Advisory Agreement may be terminated without payment of any penalty by ING Investments, the Trustees, or the shareholders on 60 days’ prior written notice.  The Sub-Advisory Agreement may be terminated by ING IM upon three (3) months’ written notice unless each Portfolio or ING Investments requests additional time to find a replacement for ING IM, in which case ING IM shall allow the additional time requested by each Portfolio or ING Investments not to exceed three (3) additional months beyond the initial three-month notice period.  Otherwise, the Sub-Advisory Agreement will remain in effect for two years and will thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of each Portfolio, or the vote of a majority of the outstanding voting securities of each Portfolio, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of each Portfolio who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party.

Pursuant to a Sub-Advisory Agreement between ING Investments and INGCRES dated May 3, 2004, INGCRES acts as Sub-Adviser to Real Estate Portfolio.  In this capacity, INGCRES, subject to the supervision and control of ING Investments and the Trustees of the Portfolio, manages the Portfolio’s portfolio of investments in a manner consistent with the Portfolio’s investment objective and executes any of the Portfolio’s investment policies that it deems appropriate to utilize from time to time.  Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments.  INGCRES’s principal address is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual clients.  INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments.  The Sub-Advisory Agreement may be terminated by: (1) ING Investments upon sixty (60) days’ written notice to the Trust and INGCRES; (2) at any time, without payment of a penalty by the Trust, by the Board or a majority of the outstanding voting securities of the Fund upon sixty (60) days’ written notice to ING Investments and INGCRES; or (3) by INGCRES, upon three (3) months written notice, unless the Portfolio or ING Investments requests additional time to find a replacement for INGCRES, in which case INGCRES shall allow additional time, not to exceed three (3) additional months beyond the initial three (3) month notice period; provided, however, that INGCRES may terminate the contract at any time, effective upon written notice to ING Investments and the Portfolio, if INGCRES or ING Investments is legally incapable of providing services under the contract or ceases to be a registered investment adviser or INGCRES did not receive compensation for performance of its services. The Sub-Advisory Agreement will terminate automatically in the event of an “assignment,” as defined in the 1940 Act.

The Portfolios and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory agreements with a non-affiliated sub-adviser and to materially amend the Sub-Advisory agreements with the approval of a Portfolio’s Board, but without shareholder approval.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within 90 days of the change.  The Adviser remains responsible for providing general management services to each Portfolio, including overall supervisory responsibility for the general management services to each Portfolio, including overall supervisory responsibility for the general management and investment of each Portfolio’s assets, and, subject to the review and approval of the Board, will among other things: (i) set a Portfolio’s overall investment strategies; (ii) evaluate, select and recommend a sub-adviser to manage all or part of a Portfolio’s assets; (iii) when appropriate, allocate and reallocate a Portfolio’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of the sub-advisers and (v) implement procedures reasonably designed to ensure that the sub-adviser complies with a Portfolio’s investment objectives, policies and restrictions.

Sub-Advisory Fees (1)

As compensation to each Sub-Adviser for its services, ING Investments pays each Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets managed during the month:

Portfolio	Sub-Advisory Fee
Financial Services	0.3375% on the first $500 million of the Portfolio’s average daily net assets; and
0.3150% of the Portfolio’s average daily net assets in excess of $500 million.
High Yield Bond	0.2610% on the first $200 million of the Portfolio’s average daily net assets;
0.2475% on the next $300 million of the Portfolio’s average daily net assets;
0.2250% on the next $500 million of the Portfolio’s average daily net assets; and 0.2025% on the Portfolio’s average daily net assets in excess of $1 billion.
International Value	0.3825% of the Portfolio’s average daily net assets.
MidCap Opportunities	0.3375% on the first $250 million of the Portfolio’s average daily net assets;
0.3150% on the next $400 million of the Portfolio’s average daily net assets;
0.2925% on the next $450 million of the Portfolio’s average daily net assets; and
0.2700% on the Portfolio’s average daily net assets in excess of $1.1 billion.
Real Estate	0.40% on the first $100 million of the Portfolio’s average daily net assets; and
0.35% of the Portfolio’s average daily net assets in excess of $100 million
SmallCap Opportunities	0.3375% on the first $250 million of the Portfolio’s average daily net assets;
0.3150% on the next $250 million of the Portfolio’s average daily net assets;
0.2925% on the next $250 million of the Portfolio’s average daily net assets;
0.2700% on the next $250 million of the Portfolio’s average daily net assets; and 0.2475% of the Portfolio’s average daily net assets in excess of $1 billion

(1)

The Portfolios may seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”).  A Portfolio’s purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund.  The Portfolio’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the sub-adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio’s investment into the ING Money Market Fund.

Sub-Advisory Fees Paid

During the fiscal years ended December 31, 2007, 2006, and 2005, ING Investments paid the Sub-Advisers the following Sub-Advisory fees respectively:

	Sub-Advisory Fees
Portfolio	2007	2006	2005
Financial Services (1)	$293,457	$272,956	$128,562
High Yield Bond (1)	$251,690	$273,980	$146,465
International Value (2)	$2,319,849	$1,891,560	$1,352,858
MidCap Opportunities (1)	$359,541	$392,950	$409,084
SmallCap Opportunities (1)	$684,094	$706,803	$641,010
Real Estate	$731,983	$460,750	$200,590

(1)                 Effective August 1, 2003, ING IM began sub-advising the Portfolio, prior to this date the Portfolio was directly managed by ING Investments.

(2)           Effective August 1, 2003, ING IM began sub-advising the Portfolio.  From July 2002 through August 2002, the Portfolio was directly managed by ING Investments.  Prior to July 2002, the Portfolio was sub-advised by Brandes Investment Partners, L.P.

Portfolio Managers

Financial Services Portfolio, High Yield Bond Portfolio, International Value Portfolio, MidCap Opportunities Portfolio, and SmallCap Opportunities Portfolio

Sub-Adviser

ING IM

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts *	Total Assets
Jeff Bianchi	3	$574,844,163	4	$192,785,533	40	$2,521,453,341
Robert M. Kloss	2	$300,422,313	0	$0	0	$0
Randall Parrish	2	$221,241,834	3	$2,536,931,844	0	$0
Steven L. Rayner	2	$300,422,313	0	$0	0	$0

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts *	Total Assets
Steve Salopek	4	$1,031,899,593	4	$108,245,596	5	$453,578,463
Philip A. Schwartz	1	$532,754,029	0	$0	11	$24,841,504
Richard Welsh	3	$574,844,163	4	$192,785,533	40	$2,521,453,341

* There were no accounts for which an advisory fee is based on performance

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of a Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for a Portfolio.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio, maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.  As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Portfolios.

Compensation

Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, 3- and 5- year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual incentive plan.  The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent.  As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.  ING IM has defined indices such as, Russell Midcap® Growth,

Lehman Brothers High Yield Bond, S&P 500 Financials, Lehman Brothers High Yield Bond, S&P 500 Financials, MSCI EAFE®, Russell 2000® Growth, MSCI EAFE® and Russell Midcap® Growth (for Jeff Bianchi, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Randall Rarrish, Steven L. Rayner, Steve Salopek, Philip A. Schwartz and Richard Welsh, respectively) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of all accounts’ investments) for all accounts managed by the team.  The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan.  Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan.  The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Managers Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Jeff Bianchi	None
Robert M. Kloss	None
Randall Parrish	None
Steven L. Rayner	None
Steve Salopek	None
Philip A. Schwartz	None
Richard Welsh	None

Real Estate Portfolio

Sub-Adviser
ING CRES

Other Accounts Managed

The following shows the number of other accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
portfolio manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
T. Ritson Ferguson	20	$14,454.1	11	$871.7	61	$2376.4
Joseph P. Smith	17	$13,803	11	$871.7	56	$2291.5

* There are no accounts for which an advisory fee is based on performance

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

Compensation

There are three pieces of compensation for portfolio managers — fixed-based salary, bonus and deferred compensation.  Fixed-based salary is set and market competitive.  Bonus and deferred compensation is based upon a variety of factors, one of which is performance across all accounts.

Portfolio Managers Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each Portfolio Manager as of December 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
T. Ritson Ferguson	None
Joseph P. Smith	None

ADMINISTRATOR

ING Funds Services, LLC (“ING Funds Services” or “Administrator”) serves as administrator for each of the Portfolios pursuant to an Administrative Services Agreement.  The Administrator is an affiliate of ING Investments.  The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Portfolios’ business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Advisers under the applicable Sub-Advisory Agreements, the custodian under the Custodian Agreement, the transfer agent for the Portfolios under the Transfer Agency Agreement and such other service providers as may be retained by the Portfolios from time to time. The Administrator acts as liaison among these service providers to the Portfolios.  The Administrator is also responsible for monitoring the Portfolios in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolios.

The Administrative Services Agreement may be cancelled by the Board of the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon ninety (90) days’ written notice to the Trust.

Administrative Fees

The Administrator’s fee is accrued daily against the value of each Portfolio’s net assets and is payable by each Portfolio monthly.  The fee is computed daily and payable monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets

Administrative Fees Paid

During the fiscal years ended December 31, 2007, 2006, and 2005, the Portfolios paid ING Investments and the Administrator the following administrative fees:

	Administrative Fees
Portfolio	2007	2006	2005
Financial Services	$86,949	$80,875	$38,092
High Yield Bond	$96,432	$102,744	$51,040
International Value	$515,517	$420,343	$300,632
MidCap Opportunities	$106,530	$116,429	$121,209
Real Estate	$194,852	$117,993	$50,147
SmallCap Opportunities	$202,693	$209,421	$189,928

SHAREHOLDER SERVICES PLAN

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the “Plan”).  Under the Plan, the Administrator is entitled to use proceeds from the Plan.  To pay for services including, but not limited to: teleservicing support in connection with the Portfolios; delivery and responding to inquiries respecting Trust prospectuses, reports, notices, proxies and proxy statements and other information respecting the Portfolios; facilitation of the tabulation of Variable Contract Owners’ votes in the event of a meeting of Trust shareholders; the conveyance of information relating to shares purchased and redeemed and share balances to the Trust, its transfer agent, or the Administrator as may be reasonably requested; provision of support services including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting Variable Contract Owners’ interests in one or more Portfolios; provision and administration of Variable Contract features for the benefit of Variable Contract Owners participating in the Trust, including fund transfers, dollar cost averaging, asset allocation, Portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

Under the terms of the Plan, each Portfolio makes payments to the Administrator at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class S shares.  The expense of the Plan is borne solely by the Class S shares of each Portfolio.

The Plan has been approved by the Board, including all of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan (“Independent Trustees”), cast in person at a meeting called for that purpose.  The Plan must be renewed annually by the Board, including the Independent Trustees.  The Plan may be terminated as to a Portfolio at any time, without any penalty, by such Trustees on sixty (60) days’ written notice.

Any material amendments to the Plan must be approved by the Independent Trustees.

Shareholder Services Fees Paid

From the fiscal years ended December 31, 2007, 2006 and 2005, the following fees were paid under the Plan:

	Shareholder Services Plan
Portfolio	2007	2006	2005
Financial Services	$207,232	$196,416	$80,975
High Yield Bond (1)	$4	$59,801	$81,960	(2)
International Value	$26,197	$10,417	$4,881
MidCap Opportunities	$84,078	$96,797	$106,381
Real Estate (3)	$109,566	$68,292	$10,957	(4)
SmallCap Opportunities	$296,608	$313,782	$275,493

(1)          Class S shares of High Yield Bond Portfolio commenced operations on April 29, 2005.

(2)          Reflects the eight-month period from April 29, 2005 – December 31, 2005.

(3)          Class S shares of Real Estate Portfolio commenced operations on May 13, 2005.

(4)          Reflects the seven-month period from May 13, 2005 – December 31, 2005.

Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the following Portfolios paid to the Distributor for the fiscal year ended December 31, 2007 were as follows:

Distribution Expenses	ADV Class	Class I	Class S

Financial Services
Advertising	$—	$24	$292
Printing	$—	$451	5,549
Salaries/Commissions	$—	$2,744	$29,745
Broker servicing	$—	$899	$215,791
Miscellaneous	$—	$297	$3,641
Total	$—	$4,415	$255,018

High Yield Bond
Advertising	$—	$316	$—
Printing	$—	$6,011	$—
Salaries/Commissions	$—	$43,968	$—
Broker servicing	$—	$11,943	$—
Miscellaneous	$—	$3,945	$—
Total	$—	$66,183	$—

International Value
Advertising	$—	$302	$20
Printing	$—	$5,738	$382
Salaries/Commissions	$—	$47,978	$4,383
Broker servicing	$—	$11,348	$778
Miscellaneous	$—	$3,770	$241
Total	$—	$69,136	$5,804

MidCap Opportunities
Advertising	$—	$252	$64
Printing	$—	$4,786	$1,225
Salaries/Commissions	$—	$21,012	$4,954
Broker servicing	$—	$9,513	$2,430
Miscellaneous	$—	$3,138	$806
Total	$—	$38,701	$9,479

Real Estate
Advertising	$241	$76	$316
Printing	$4,572	$1,438	$6,011
Salaries/Commissions	$62,942	$13,830	$76,772
Broker servicing	$9,034	$23,545	$32,579
Miscellaneous	$3,010	$936	$3,946
Total	$79,799	$39,825	$119,624

SmallCap Opportunities
Advertising	$187	$129	$316
Printing	$3,557	$2,454	$6,011
Salaries/Commissions	$18,546	$10,886	$29,432
Broker servicing	$7,213	$4,730	$11,943
Miscellaneous	$2,299	$1,647	$3,946
Total	$31,802	$19,846	$51,648

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

ADV Class shares are distributed by ING Funds Distributor, LLC.  ADV Class shares of the Portfolios are subject to a Shareholder Service and Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.  Under the Shareholder Service and Distribution Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25%, on an annualized basis, of the average daily net assets regardless of expenses of the ADV Class shares of each Portfolio.  The shareholder service fee may be used to compensate securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for servicing shareholder accounts.  The distribution fee may be used to cover expenses incurred in promoting the sale of ADV Class shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee.  The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued.  The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

The Shareholder Service and Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of Independent Trustees.  The Shareholder Service and Distribution Plan may not be amended to increase the amount to be spent for the shareholder services provided by the Distributor without shareholder approval.  All amendments to the Shareholder Service and Distribution Plan must be approved by the Board in the manner described above.  The Shareholder Service and Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees upon not more than thirty (30) days notice to any other party to the Shareholder Service and Distribution Plan.  All persons who are under common control of the Portfolios could be deemed to have a financial interest in the Shareholder Service and Distribution Plan.  No other interested person of the Portfolios has a financial interest in the Shareholder Service and Distribution Plan.

In approving the Shareholder Service and Distribution Plan, the Board considered all the features of the distribution system, including (1) the advantages to the shareholders of economies of scale resulting from growth in the Portfolios’ assets and potential continued growth, (2) the services provided to the Portfolios and its shareholders by the Distributor, and (3) the Distributor’s shareholder distribution-related expenses and costs.

The ADV Class of shares of the Portfolios paid the following fees under the Shareholder and Distribution Plan for the fiscal year ended December 31, 2007:

Portfolio	Fees
High Yield Bond	$8
International Value	$8
MidCap Opportunities	$8

DISCLOSURE OF THE PORTFOLIOS’ PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios’ annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING’s website on a calendar-quarter basis and is available on the first day of the second month of the next quarter.  The portfolio holdings schedule is as of the preceding quarter-end (i.e., the Portfolio will post the quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings. (“Top Ten”).  This information is produced monthly, and is made available on ING’s website, on the tenth day of each month.  The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios’ shares and most third parties may receive the Portfolios’ annual or semi-annual reports, or view on ING’s website, the Portfolios’ portfolio holdings schedule.  The Top Ten lists also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Portfolios may provide their portfolio holdings to certain unaffiliated third-parties and affiliates when the Portfolio has a legitimate business purpose for doing so.  Unless otherwise noted below, a Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:

•             To the Trust’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•             To financial printers for the purpose of preparing Portfolio regulatory filings;

•             For the purpose of due diligence regarding a merger or acquisition;

•             To a new investment adviser or sub-adviser prior to the commencement of its management of the Portfolios;

•             To rating agencies and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor’s, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios’ website;

•             To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios;

•             To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

•             To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios’ shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Portfolios’ portfolio securities is in the best interests of Portfolios’ shareholders, including procedures to address conflicts between the interests of the Portfolios’ shareholders, on the one hand, and those of the Portfolios’ Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolios, their Adviser, or principal underwriter, on the other.  Such Policies authorize the Portfolios’ Administrator to implement the Board’s policies and direct the Administrator to document the expected benefit to shareholders.  Among other considerations, the Administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolios’ shareholders.  Similarly, the Administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates.  The Board has authorized the senior officers of the Portfolios’ Administrator to authorize the release of the Portfolios’

portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies.  The Portfolios’ administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios’ portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None
Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders.  The Board must approve any material change to the Policies.  The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department.  All waivers and exceptions involving any of the Portfolios will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.  No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures to govern the voting of proxies relating to the Portfolios’ portfolio securities.  The procedures delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest.  In delegating voting authority to ING Investments, the Board has also approved the Adviser’s proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios’ proxy voting procedures and guidelines.  An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.    In addition, the Board established the Compliance Committee to oversee the implementation of the Portfolios’ proxy voting procedures.  A copy of the proxy voting procedures of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B.  No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC’s EDGAR database (www.sec.gov).

NET ASSET VALUE

As noted in the Prospectuses, the NAV and offering price of each class of each Portfolio’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official

Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See “Net Asset Value” in the “Information for Investors” section of the Prospectus. The long-term debt obligations held in a Portfolio’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself.  Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures.  Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.  Among other elements of analysis in determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.  There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of such behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine the closing prices for one or more securities do not represent readily available reliable market quotations at the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio’s total assets. The Portfolio’s liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio’s net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

PURCHASES, REDEMPTIONS AND EXCHANGE TRANSACTIONS

Funds Distributor, a Delaware limited liability company, which is located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, serves as the Trust’s Distributor pursuant to a Distribution Agreement with the Trust.  The Distributor is not obligated to sell any specific amount of Trust shares and the offering is continuous.

For information on purchases and redemptions of shares, see “Information for Investors” in the Trust’s Prospectus.  The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Portfolios; or (iv) at any other time when the Portfolios may, under applicable laws and regulations, suspend payment on the redemption of their shares.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.

Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective NAV per share of each Portfolio on the date of the exchange.  The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice.

Variable Contract Owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Portfolio, and should refer to the prospectus for the Variable Contract for information on allocation of premiums and on transfers of account value among divisions of the insurance company separate accounts that invest in the Portfolios.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time.  In the event that a Portfolio ceases offering its shares, any investments allocated by the insurance company to such Portfolio will be invested in the fixed account portfolio or any successor to such Portfolio.

DIVIDENDS AND DISTRIBUTIONS

All Portfolios (except, High Yield Bond Portfolio) declare and pay dividends quarterly.  High Yield Bond Portfolio declares dividends daily and pays dividends quarterly.  Any net long-term capital gains (the excess of net long-term capital gains over net short-term capital losses) for any Portfolio will be declared and paid at least once annually.  Net realized short-term capital gains may be declared and paid more frequently.

TAX CONSIDERATIONS

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in a Portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies.  Unless otherwise stated, this summary deals only with the status of each Portfolio as a RIC under Subchapter M of the Code and the application of the diversification rules under section 817(h) of the Code.  It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices.  It also does not deal with insurance companies that are not domiciled in the United States.  This summary is based on the Code, United States Treasury regulations thereunder (the “Treasury Regulations”) and administrative and judicial interpretations thereof, as of the date hereof, all of which is subject to change, possibly on a retroactive basis.  Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.

Each Portfolio intends to qualify as a RIC under the provisions of Subchapter M of the Code.  If a Portfolio qualifies as a RIC and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.

To qualify to be taxed as a RIC, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolios total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income.  If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

•                                          98% of the Portfolio’s ordinary income for the calendar year;

•                                          98% of the Portfolio’s capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

•                                          any untaxed undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any RIC whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.  Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts.  These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts.  Because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio.  Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty (30) days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.  Failure by a Portfolio either to qualify as a RIC or to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years.  Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (“IRS”) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied.  Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.  Failure by a Portfolio to qualify as a RIC would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a RIC will be entitled to “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the shares of such RIC are generally held only by segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of a Portfolio (a “Closed Fund”).

If the segregated asset account upon which a Variable Contract is based is not “adequately diversified” under the foregoing rules of each calendar quarter, then (a) the Variable Contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not “adequately diversified” and (b) the holders of such contract must include as ordinary income, “the income on the contract” for each taxable year.  Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a “life insurance contract” under the Code.  The “income on the contract” is, generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year.  In addition, if a Portfolio does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Portfolio through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Portfolio.

For a Variable Contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund.  In other words, in such a case of “investor control” the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist.  The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund.  For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply.  However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions.  Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio.  You may not select or direct the purchase or sale of a particular investment of a Portfolio.  All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner.  Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract.  Such guidance could be applied retroactively.  If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities.  Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.

You should review your variable contract’s prospectus and SAI and consult your tax adviser as to the possible application of the “investors control” doctrine to you.

The discussion of “Taxes” in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service.  The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

For information concerning the federal income tax consequences to the holders of a Variable Contract, such holders should consult the prospectus for their particular contract.

Tax Loss Carry-Forwards

Tax loss carry-forwards were the following as of December 31, 2007:

Portfolio	Amount	Expiration Dates
High Yield Bond	$(1,965,022)	2008
	(2,658,631)	2009
	(1,198,181)	2010
	(436,910)	2014
Total	$(6,258,744)

MidCap Opportunities	$(23,059,603)	2009
	(1,322,139)	2010
Total	$(24,381,742)*

*   Utilization of these capital losses is subject to annual limitation under section 382 Code of the Internal Revenue Code.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of its Board of Trustees according to applicable laws of the Commonwealth of Massachusetts and the Portfolios’ Declaration and Agreement of Trust.

Trustees

The Trustees of the Trust are listed on the table below.  The Board governs the Portfolios and is responsible for protecting the interests of shareholders.

Set forth on the following page is information regarding the Trustees of the Trust.

MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust’s Amended and Restated Agreement and Declaration of Trust.  The Board governs each Portfolio, and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.  As of April 28, 2008, the Trustees are Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Robert W. Crispin, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Shaun P. Mathews, Sheryl K. Pressler and Roger B. Vincent.  The Executive Officers of the Trust are Shaun P. Mathews, Michael J. Roland, Stanley D. Vyner, Joseph M. O’Donnell, Todd Modic, Kimberly A. Anderson, Robert Terris, Robyn L. Ichilov, Lauren D. Bensinger, Denise Lewis, Maria M. Anderson, Kimberly K. Palmer, Susan P. Kinens, Huey P. Falgout, Jr. and Theresa K. Kelety.

Set forth in the table below is information about each Trustee of the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by Trustee (2)	Other Directorships Held by Trustee
Independent Trustees

Colleen D. Baldwin 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Trustee	November 2007 - Present	Consultant (January 2005 to Present). Chief Operating Officer, Ivy Asset Management Group (April 2002 – October 2004).	184	None

John V. Boyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Trustee	January 2005 – Present	President, Bechtler Arts Foundation (March 2008 – Present); Consultant (July 2007 – Present). Formerly, President and Chief Executive Officer, Franklin and Eleanor Roosevelt Institute (March 2006 – July 2007). Executive Director, The Mark Twain House & Museum (3) (September 1989 – November 2005).	184	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 59	Trustee	January 2006 – Present	Consultant and President of self-owned company, Ravengate Partners LLC (January 2000 – Present).	184	Wisconsin Energy (June 2006 – Present).

Peter S. Drotch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	November 2007 - Present	Retired partner, Pricewaterhouse Coopers	184

First Marblehead Corporation, (October 2003 – Present); BlackRock Funds/State Street Research Funds, Trustee (February 2004 – January 2007); Tufts Health Plan, Director (2006 – Present); University of Connecticut, Trustee (2004 – Present); .

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

J. Michael Earley 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Trustee	February 2002 – Present	President, Chief Executive Officer and Director, Bankers Trust Company, N.A., Des Moines (June 1992 – Present).	184	MidAmerica Financial Corporation (December 2002 – Present).

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 65	Trustee	January 2005 – Present	President and Chief Executive Officer, International Insurance Society (June 2001 – Present).	184	Assured Guaranty Ltd. (April 2004 – Present); and Odyssey Reinsurance Holdings (November 2006 – Present).

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of Portfolios in Portfolio Complex Overseen by Trustee (2)	Other Directorships Held by Trustee

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 57	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	184

Global Alternative Asset Management, Inc. (October 2007 – Present), Stillwater Mining Company (May 2002 – Present); California HealthCare Foundation (June 1999 – Present); Romanian-American Enterprise Fund (February 2004 – Present).

Roger B. Vincent 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Chairman and Trustee	February 2002 – Present	President, Springwell Corporation (March 1989 – Present).	184	UGI Corporation (February 2006 – Present); and UGI Utilities, Inc. (February 2006 – Present).

Trustees who are “Interested Persons”

Robert W. Crispin(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 61	Trustee	November 2007 - Present	Retired, Chairman and Chief Executive Officer, ING Investment Management Co. (June 2001 – Present).	184

ING Life Insurance and Annuity Company (May 2006 – Present); ING USA Annuity and Life Insurance Company (May 2006 – Present); Midwestern United Life Insurance Company (May 2006 – Present); ReliaStar Life Insurance Company (May 2006 – Present); Security Life of Denver Insurance Company (May 2006 – Present); Belair Insurance Company Inc. (August 2005 – Present); The Nordic Insurance Company of Canada (February 2005-Present); Trafalgar Insurance Company of Canada (February 2006 – Present); ING Novex Insurance Company of Canada (February 2005 – Present); Allianz Insurance Company of Canada (February 2005 – Present); ING Canada Inc. (December 2004 – Present) and ING Foundation (March 2004 – Present).

Shaun P. Mathews(3)(4)(5) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Trustee	November 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (December 2006 – Present); President ING Mutual Funds and Investment Products (October 2004 – Present), Formerly, CMO, ING USFS (April 2002 – October 2004), and Head of Rollover/Payout (October 2001 – December 2003).	219

Mark Twain House & Museum (September 2002 – Present); Connecticut Forum (May 2002 – Present); Capital Community College Foundation (February 2002 – Present); ING Services Holding Company, Inc. (May 2000 – Present); Southland Life Insurance Company (June 2002 – Present); ING Capital Corporation, LLC, ING Funds Distributor, LLC(6), ING Funds Services, LLC(7), ING Investments, LLC and ING Pilgrim Funding, Inc. (March 2006 – Present).

(1)          Trustees serve until their successors are duly elected and qualified, subject to the Board’s retirement policy which states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the first regularly scheduled meeting of the Board that is held after the Trustee reaches the age of 70.  A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year.  An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law,  in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)          For the purposes of this table, “Fund Complex” means the following investment companies:  ING Asia Pacific High Divided Equity Income Fund; ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING International High Dividend Equity Income Fund, ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc.

(3)          Shaun Mathews, ING USFS Mutual Funds and Investment Products, has held a seat on the board of directors of the Mark Twain House & Museum since September 19, 2002.  ING Groep makes non-material, charitable contributions to The Mark Twain House & Museum.

(4)          Messrs. Crispin and Mathews are deemed “Interested persons” of the Trust as defined in the 1940 Act because of  his relationship with ING Groep, the parent corporation of the Adviser, ING Investments, LLC and the distributor, ING Funds Distributor.

(5)          Mr. Mathews is also a director of the following investment companies:  ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies.

(6)          ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and prior to that was known as Pilgrim America Securities, Inc.

(7)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim, Inc. which was previously known as Pilgrim Group, Inc. and prior to that was known as Pilgrim America Group, Inc.

Officers

Information about the Portfolios’ Officers are set forth in the table below:

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	President and Chief Executive Officer	November 2006 – Present

President and Chief Executive Officer, ING Investments, LLC (November 2006 – Present), President ING Mutual Funds and Investment Products (November 2004 – November 2006), and Chief Marketing Officer USFS (April 2002 – October 2004).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	February 2002 – Present

Head of Mutual Fund Platform (February 2007– Present); and Executive Vice President, ING Investments, LLC(2)  and ING Funds Services, LLC(3) (December 2001 –Present). Formerly, Head of Product Management (January 2005 –January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services LLC (5) (October 2004 – December 2005): and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001– March 2005).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 57	Executive Vice President	November 1999 – Present

Executive Vice President, ING Investments, LLC(2) (July 2000– Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of International Investments (August 2000 – January 2003).

Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President and Chief Compliance Officer	March 2006 – Present November 2004 – Present

Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC(3), and Directed Services, LLC(5)  (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/ Principal Financial Officer and Assistant Secretary	March 2005 – Present

Senior Vice President, ING Funds Services, LLC(3) (April 2005– Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005); and Director, Financial Reporting, ING Investments, LLC(2) (March 2001 – September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	November 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	May 2006 – Present

Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present);Vice President, Head of Division Operations, ING Funds Services, LLC(3)  (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

Name, Address and Age	Positions Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During the Last Five Years
Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	January 2007 – Present

Vice President, ING Funds Services, LLC(4) (December 2006 – Present).  Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	September 2004 – Present

Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	February 2003 – Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 - Present); and Vice President, ING Investments, LLC(2) (February 1996 - Present) and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 - October 2004).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	November 1999 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present

Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	February 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Secretary	August 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003);.

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Assistant Secretary	August 2003 – Present	Senior Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

(1)          The Officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)          ING Investments, LLC was previously named ING Pilgrim Investments, LLC.  ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)          ING Funds Services, LLC was previously named ING Pilgrim Group, LLC.  ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)          ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

(5)          Directed Services LLC is the successor in interedt to Directed Services Inc.

Board

The Board governs each Portfolio and is responsible for protecting the interests of shareholders.  The Trustees are experienced executives who oversee the Portfolios’ activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio’s performance.

Frequency of Board Meetings

The Board currently conducts regular meetings eight (8) times a year.  The Audit Committee and the Compliance Committee also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times a year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed.  In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Recent Committee Changes

Effective November 28, 2007, changes were made to the Board’s Committee structure.  In particular, the Committee membership changes on that date, and these changes are reflected in the discussion of the Committees that is set out below.  Prior to May 10, 2007, the Board had a Valuation, Proxy and Brokerage Committee.  Effective May 10, 2007, the functions of the Valuation, Proxy and Brokerage Committee and the Compliance Committee were combined.  The Compliance Committee was the surviving Committee, and now oversees valuation, proxy and brokerage matters, as well as compliance issues.  We also note that Roger Vincent became the Chairman of the Board effective May 10, 2007.  Prior to that date, Jock Patton served as the Chairman of the Board.

Committees

Executive Committee. The Board has established an Executive Committee whose function is to act on behalf of the full Board between meetings, when necessary.  The Executive Committee currently consists of three (3) Independent Trustees and two (2) Trustees who are “interested persons,” as defined in the 1940 Act of each Portfolio. The following Trustees currently serve as members of the Executive Committee:  Ms. Pressler and Messrs. Boyer, Crispin, Mathews and Vincent.  Mr. Vincent, Chairman of the Board, serves as Chairperson of the Executive Committee.

From May 10, 2007 to November 28, 2007. the Executive Committee consisted of the following Trustees: Ms. Pressler and  Messrs. Turner, Boyer and Vincent and Mr. Vincent served as the Chairperson.  Prior to May 10, 2007, the Executive Committee consisted of the following Trustees: Messrs. Turner, Vincent and Patton.  Mr. Patton served as Chairperson of the Executive Committee.

The Executive Committee held four (4) meetings during the fiscal year ended December 31, 2007.

Audit Committee.  The Board has established an Audit Committee whose functions include, among other things, meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, its financial statements and interim accounting controls, and meeting with management concerning these matters.  The Audit Committee currently consists of three (3) Independent Trustees. The following Trustees currently serve as members of the Audit Committee:  Ms. Chadwick and: Messrs. Drotch, and Earley.  Mr. Earley currently serve as Chairperson of the Audit Committee and has been designated as the Audit Committee’s financial expert under the Sarbanes-Oxley Act.

From May 10, 2007 to November 28, 2007, the Audit Committee consisted of the following Trustees: Ms. Chadwick and Messrs. Earley and Putnam. Mr. Earley served as the Chairperson and as the financial expert under the Sarbanes-Oxley Act for the Committee. Prior to May 10, 2007, the Audit Committee consisted of the following Trustees: Ms. Pressler and Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley served as Chairperson and Mr. Kenny was financial expert under the Sarbanes-Oxley Act.

The Audit Committee held seven (7) meetings during the fiscal year ended December 31, 2007.

Compliance Committee.  The Board has established a Compliance Committee for the purpose of, among others things, coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the Portfolios.  The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Board also oversees quarterly compliance reporting.

On May 10, 2007, the functions of the Board’s Valuation, Proxy and Brokerage Committee were combined with the functions of the Compliance Committee.  As a result of this combination, the functions of the Compliance Committee now include determining the value of securities held by the Portfolios for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of the Trust’s brokerage and the adviser’s compliance with changing regulations regarding the allocation of brokerage for services (other than pure trade executions).

The Compliance Committee currently consists of five (5) Independent Trustees.  The following Trustees currently serve as members of the Compliance Committee: Messes. Baldwin and Pressler and Messrs. Boyer, Kenny, and Vincent.  Mr. Kenny currently serves as Chairperson of the Compliance Committee.

From May 10, 2007 to November 28, 2007, the Compliance Committee consisted of the following Trustees: Ms. Pressler and Messrs. Boyer, Kenny and Vincent.  Mr. Kenny served as Chairperson for the Committee. Prior to May 10, 2007, the Compliance Committee consisted of the following Trustees: Messrs. Boyer, Earley, Putnam, Kenny and Patton. Mr. Kenny served as Chairperson for the Committee.

The Compliance Committee held five (5) meetings during the fiscal year ended December 31, 2007.

Valuation, Proxy and Brokerage Committee. As is dicussed above, prior to May 10, 2007,  the Board had a Valuation, Proxy and Brokerage Committee. On that date, the Board’s Committees were reconstituted and the functions of the Valuation, Proxy and Brokerage Committee were combined with that of the Compliance Committee, and the reconstituted Compliance Committee was the surviving Committee. The Compliance Committee now oversees valuation, proxy voting and brokerage matters formerly overseen by the Valuation, Proxy and Brokerage Committee.

Prior to May 10, 2007, the Valuation, Proxy and Brokerage Committee functions included, among others: reviewing the determination of the value of securities held by each Trust for which market value quotations are not readily available; overseeing management’s administration of proxy voting; and overseeing the effectiveness of the investment adviser’s usage of each Trust’s brokerage; and overseeing the adviser’s compliance with changing regulations regarding the allocation of brokerage for services each other than pure trade execution. The Valuation, Proxy and Brokerage Committee consisted of four (4) Independent Trustees. The following Trustees served as members of the Valuation, Proxy and Brokerage Committee:  Dr. Gitenstein and Ms. Chadwick and Messrs. Boyer and Patton.  Ms. Chadwick served as Chairperson of the Valuation, Proxy and Brokerage Committee.

The Valuation, Proxy and Brokerage Committee held two (2) meetings during the fiscal year ended December 31, 2007.

Nominating and Governance Committee.  The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustees vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board’s annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for Trustee should be submitted in writing to the Portfolios’ Secretary at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.  Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee.  To be timely, any such submission must be delivered to the Portfolios’ Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees.  The following Trustees serve as members of the Nominating and Governance Committee:  Mses. Baldwin and Chadwick and Messrs. Kenny,  and Vincent. Ms. Baldwin serves as Chairperson of the Nominating and Governance Committee.

Prior to May 10, 2007, the membership of the Nominating and Governance Committee consisted of four (4) Independent Trustees.  The following Trustees served as members of the Nominating and Governance Committee:  Dr. Gitenstein and Messrs. Kenny, Patton and Vincent.  During the period prior to May 10, 2007, Dr. Gitenstein served as Chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee held three (3) meetings during the fiscal year ended December 31, 2007.

Investment Review Committees. The Board has established two Investment Review Committees to, among others things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios.

The Investment Review Committee for the Domestic Equity Funds currently consists of three (3) Independent Trustees and one (1) Trustee who is an “interested person” as defined by the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the Domestic Equity Funds:  Ms. Chadwick and Messrs. Crispin, Drotch and Earley.  Ms. Chadwick serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the Domestic Equity Funds consisted the following Trustees:  Ms. Chadwick and Messrs. Drotch, Earley, and Putnam.  Ms. Chadwick served as the Chairperson for the Committee, Prior to May 10, 2007, the Investment Review Committee for the Domestic Equity Funds consisted of the following Trustees:  Ms. Chadwick and Messrs. Patton, Putnam, Earley, Turner and Vincent.  Mr. Vincent served as Chairperson for the Committee.

The Investment Review Committee for the Domestic Equity Funds held six (6) meetings during the fiscal year ended December 31, 2007.

The Investment Review Committee for the International/Balanced/Fixed-Income Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an “intersted person” as defined by the 1940 Act. The following Trustees serve as members of the Investment Review Committee for the International/Balanced/Fixed Income Funds: Msses. Baldwin and Pressler and Messrs. Boyer, Kenny, Mathews and Vincent.  Mr. Boyer currently serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds.

From May 10, 2007 to November 28, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Portfolios consisted of the following Trustees: Ms. Pressler and Messrs. Kenny, Boyer and Vincent.

Mr. Boyer served as the Chairperson for the Committee, Prior to May 10, 2007, the Investment Review Committee for the International/Balanced/Fixed Income Funds consisted of the following Trustees: Ms. Pressler, Dr. Gitenstein and Messrs. Kenny and Boyer.

The Investment Review Committee for the International/Balanced/Fixed Income Funds held eight (8) meetings during the fiscal year ended December 31, 2007.

Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds.  The responsibilities of the Contracts Committee, among other things, include:  (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees.  The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans.

The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee:  Msses. Chadwick and Pressler and Messrs. Boyer, Drotch and Vincent.  Ms. Pressler serves as Chairperson of the Contracts Committee.

Prior to May 10, 2007, the Contracts Committee consisted of six (6) Independent Trustees.  The following Trustees served as members of the Contracts Committee: Mses. Chadwick and Pressler and Messrs. Boyer, Patton, Vincent and Kenny.  During the period prior to March 10, 2007, Ms. Pressler served as Chairperson of the Contracts Committee.

The Contracts Committee held eight (8) meetings during the fiscal year ended December 31, 2007.

TRUSTEEE OWNERSHIP OF SECURITIES

In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially shares of one or more funds managed by the ING entities at all times (“Policy”).  For this purpose beneficial ownership of Portfolio shares includes  ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio of the Trust.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $100,000.  Existing Trustees shall have a reasonable amount of time, not to exceed three years, from the date upon which the minimum ownership was set at $100,000 in order to satisfy the foregoing requirements.  A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time, not to exceed three years, of becoming a Trustee.  A decline in the value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Investment in mutual funds of the ING Funds Complex by the Trustees pursuant to this Policy are subject to the market timing policies applied by the mutual funds of the ING Funds Complex to other similar investors and any provisions of the ING Funds’ Code of Ethics that otherwise applies to the Trustees.

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2007.

	Dollar Range of Equity Securities in each Portfolio as of December 31, 2007			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of
Name of Trustee	Financial Services	High Yield Bond	International Value	Investment Companies

Independent Trustees
Colleen D. Baldwin(1)	None	None	None	None
John V. Boyer	None	None	None	$50,000 - $100,000
Patricia W. Chadwick	None	None	None	Over $100,000
Peter S. Drotch(1)	None	None	None	None
J. Michael Earley	None	None	None	Over $100,000
Patrick W. Kenny	None	None	None	$10,000 - $50,000; Over $100,000 (2)
Sheryl K. Pressler	None	None	None	Over $100,00(2)
Roger B. Vincent	None	None	None	Over $100,000(2); Over $100,000

Trustees who are “Interested Persons”

Robert W. Crispin(1)	None	None	None	Over $100,00(2)
Shaun P. Mathews(1)	None	None	None	Over $100,000 Over $100,000(2);

	Dollar Range of Equity Securities in each Portfolio as of December 31, 2007			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by
Name of Trustee	MidCap Opportunities	Real Estate	SmallCap Opportunities	Trustee in Family of Investment Companies

Independent Trustees
Colleen D. Baldwin(1)	None	None	None	None
John V. Boyer	None	None	None	$50,000 - $100,000
Patricia W. Chadwick	None	None	None	Over $100,000
Peter S. Drotch(1)	None	None	None	None
J. Michael Earley	None	None	None	Over $100,000
Patrick W. Kenny	None	None	None	$10,000 - $50,000; Over $100,000 (2)
Sheryl K. Pressler	None	None	None	Over $100,00(2)
Roger B. Vincent	None	None	None	Over $100,000 Over $100,000(2);

Trustees who are “Interested Persons”

Robert W. Crispin(1)	None	None	None	Over $100,00(2)
Shaun P. Mathews(1)	None	None	None	Over $100,000 Over $100,000(2);

(1)          Ms. Baldwin, Mr. Drotch, Mr. Crispin and Mr. Mathews each commenced services as a Trustee on November 28, 2008.

(2)          Held in a Deferred Compensation account and/or a 401(k) account.

Independent Trustee Ownership of Securities

Set forth in the table below is information regarding each Independent Trustee’s (and his immediate family members) share ownership in securities of the Trust’s Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2007.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin(1)	N/A	N/A	N/A	$0	N/A
John V. Boyer	N/A	N/A	N/A	$0	N/A
Patricia W. Chadwick	N/A	N/A	N/A	$0	N/A
Peter S. Drotch(1)	N/A	N/A	N/A	$0	N/A
J. Michael Earley	N/A	N/A	N/A	$0	N/A
Patrick W. Kenny	N/A	N/A	N/A	$0	N/A
Sheryl K. Pressler	N/A	N/A	N/A	$0	N/A
Roger B. Vincent	N/A	N/A	N/A	$0	N/A

(1)          Ms. Baldwin and Mr. Drotch each commenced services as a Trustee on November 28, 2007.

COMPENSATION OF TRUSTEES

Effective July 1, 2007 each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board of any Committee attended. Further, each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The fee schedule consists of an annual retainer, and does not include additional compensation for attendance at regular or special Board and Committee meetings.

Each Portfolio pays each Trustee who is not an interested person of the Portfolio a pro rata share, as described below, of: (i) an annual retainer of $200,000; (ii) Mr. Vincent, as Chairperson of the Board, receives an additional annual retainer of $75,000; (iii) Mses. Baldwin, Chadwick and Pressler and Messrs. Earley, Boyer and Kenny, as Chairpersons of Committees of the Board, each receives an additional annual retainer of $10,000, $40,000, $60,000, $30,000, $50,000 and $30,000, respectively; and (iv) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio’s average net assets, as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services LLC for which the Trustees serve in common as Trustees.

Prior to July 1, 2007, each Trustee was reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended.  Each Independent Trustee was compensated for his or her services according to a fee schedule adopted by the Board, and receives a fee that consists of an annual retainer and a meeting fee component.

Each Portfolio paid each Trustee who was not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler, Messrs. Patton, Earley, Boyer, Kenny and Dr. Gitenstein, as Chairpersons of committees of the Board, each received an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000, 10,000 and $10,000, respectively, (Mr. Patton, as Chairperson of the Board, received an additional $1,000 for each Board meeting); (ii) $7,000 for each in person meeting of the Board; (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board received an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio was based on each Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliate, Directed Services LLC, for which the Trustees serve in common as Trustees.

The $2,500 retainer payable to Ms. Baldwin each quarter for her services to the Nominating and Governance Committee is paid only if the Committee has been active for that quarter. If the Nominating and Governance Committee has been active during all four quarters in a given year, the Chairperson will receive the full annual retainer of $10,000. Ms Baldwin was named Chairperson of the Nominating and Governance Committee as of March 27, 2008.

Mr. Boyer as the Chairperson of the Investment Review Committee –International/Balanced /Fixed Income receives an annual retainer of $40,000.  The $10,000 retainer payable to Mr. Boyer as the Chairperson for the Nominating and Governance Committee is paid only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $2,500 which, if the Nominating and Governance Committee has been active for all four quarters, will result in the Chairperson receiving the full annual retainer of $10,000. Mr. Boyer served as Chairperson of the Nominating and Governance Committee until March 27, 2008.

The Chairperson for the Nominating and Governance Committee was paid on a quarterly basis and only if the Nominating and Governance Committee had been active for that quarter. The compensation per quarter to the Chairperson was $2,500 which, if the Nominating and Governance Committee had been active for all four quarters, would have resulted in the Chairperson receiving the full annual retainer of $10,000.

The following table sets forth information provided by the Portfolios’ investment adviser regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2007.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

Compensation Table

	Aggregate Compensation From the Trust						Pension Retirement Benefits Accrued as Part of	Estimated Annual Benefits	Total Compensation From Registrant and Fund/Portfolio
Name of Person, Position	Financial Services	High Yield Bond	International Value	Mid Cap Opportunities	Real Estate	Small Cap Opportunities	Portfolio Expenses	Upon Retirement (1)	Complex Paid to Trustee(2)(3)

Colleen D. Baldwin Trustee(4)	$111	$128	$725	$139	$245	$275	N/A	N/A	$129,552
John V. Boyer Trustee	$219	$246	$1,320	$275	$479	$517	N/A	N/A	$233,901
Patricia W. Chadwick Trustee	$194	$219	$1,182	$246	$425	$460	N/A	N/A	$209,599
Robert W. Crispin(4)(5) Interested Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch (4) Trustee	$53	$63	$369	$76	$107	$135	N/A	N/A	$66,484
J. Michael Early Trustee	$206	$231	$1,240	$258	$454	$485	N/A	N/A	$219,500
R. Barbara Gitenstein(6) Former Trustee	$239	$262	$1,444	$297	$552	$572	N/A	N/A	$254,943
Patrick W. Kenny (7) Trustee	$207	$233	$1,249	$260	$458	$488	N/A	N/A	$221,000
Walter H. May (8) Former Trustee	$450	$480	$2,126	$476	$832	$918	N/A	N/A	$272,000
Shaun P. Mathews(4)(5) Interested Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Jock Patton (9) Former Trustee and Former Chairman	$370	$407	$2,067	$426	$954	$832	N/A	N/A	$357,500
Sheryl K. Pressler(7) Trustee	$219	$246	$1,326	$276	$479	$517	N/A	N/A	$235,000

	Aggregate Compensation From the Trust						Pension Retirement Benefits Accrued as Part of	Estimated Annual Benefits	Total Compensation From Registrant and Fund/Portfolio
Name of Person, Position	Financial Services	High Yield Bond	International Value	Mid Cap Opportunities	Real Estate	Small Cap Opportunities	Portfolio Expenses	Upon Retirement (1)	Complex Paid to Trustee(2)(3)
David W.C. Putnam(10) Trustee	$178	$200	$1,070	$223	$391	$419	N/A	N/A	$189,500
John G. Turner (5)(11) Former Trustee	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent (7) Chairman and Trustee	$190	$214	$1,142	$238	$420	$447	N/A	N/A	$202,125

(1)          The Portfolios have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2)          Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3)          Represents compensation from 179 funds (total in complex as of December 31, 2007).

(4)          Ms. Baldwin, Mr. Crispin, Mr. Drotch and Mr. Mathews each commenced services as a Trustee on November 28, 2007.

(5)          “Interested person,” as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, the parent corporation of the Adviser and the Distributor.  Officers and Trustees who are interested persons do not receive any compensation from the Portfolios.

(6)          Dr. Gitenstein retired as Trustee effective September 10, 2007

(7)          During the fiscal year ended December 31, 2007, Messrs. Kenney, Vincent and Ms. Pressler deferred $56,375, $59,125 and $122,500 respectively, of their compensation from the Portfolio Complex.

(8)          Mr. May retired as a Trustee on January 11, 2007.

(9)          Mr. Patton retired as Trustee effective June 30, 2007.

(10)    Mr. Putnam retired from the Board effective February 23, 2008.

(11)    Mr. Turner retired as Trustee effective October 25, 2007.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As April 14, 2008, Trustees and officers as a group owned less than 1% of any class of each Portfolio’s outstanding shares.  As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the ING Portfolios, except as set forth below.  Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.  Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company.  A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders.

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
International Value	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class A	96.99%	0.00%
International Value	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class I	80.21%	80.21%
International Value	Reliastar Life Insurance Co. Rte. 5106 P.O. Box 20 Minneapolis, MN 55440-0020	Class I	9.71%	9.71%
MidCap Opportunities	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class A	97.88%	0.00%
MidCap Opportunities	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class I	8.26%	7.22%
MidCap Opportunities	Reliastar Life Insurance Co. Rte. 5106 P.O. Box 20 Minneapolis, MN 55440-0020	Class I	24.11%	21.08%
MidCap Opportunities	ING Lifestyle Moderate Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2304	Class I	7.66%	6.69%
MidCap Opportunities	ING Lifestyle Moderate Growth Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2304	Class I	15.26%	13.35%
MidCap Opportunities	ING Lifestyle Growth Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2304	Class I	19.28%	16.86%
MidCap Opportunities	ING Lifestyle Aggressive Growth Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2304	Class I	6.10%	5.33%
MidCap Opportunities	ING Solution 2035 Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2304 Portfolio	Class I	5.28%	4.62%
MidCap Opportunities	ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	Class S	81.72%	10.27%
MidCap Opportunities	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class S	17.90%	2.25%

Portfolio	Address	Class of Ownership	Percentage of Class	Percentage of Portfolio
Real Estate	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class I	82.48%	52.51%
Real Estate	ING Solution Portfolio Attention Carneen Stokes 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Class I	12.74%	8.11%
Real Estate	ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	Class S	19.75%	7.18%
Real Estate	Security Life Insurance of Denver Rte. 5106 P.O. Box 20 Minneapolis, MN 55440-0020	Class S	46.25%	16.81%
Real Estate	Reliastar Life Insurance Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class S	12.21%	4.44%
Real Estate	Massachusetts Mutual Life Insurance 1295 State St. #N255 Springfield, MA 01111-0001	Class S	15.40%	5.59%
Real Estate	CM Life Insurance Co. 1295 State St. #N255 Springfield, MA 01111-0001	Class S	5.39%	1.96%
SmallCap Opportunities	ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	Class I	95.42%	51.86%
SmallCap Opportunities	ING Life Insurance & Annuity Co. 151 Farmington Ave. Hartford, CT 06156-0001	Class S	34.97%	15.97%
SmallCap Opportunities	Reliastar Life Insurance Co. Rte. 5106 P.O. Box 20 Minneapolis, MN 55440-0020	Class S	52.52%	23.98%
SmallCap Opportunities	Security Life Insurance of Denver Rte. 5106 P.O. Box 20 Minneapolis, MN 55440-0020	Class S	6.64%	3.03%

PERFORMANCE INFORMATION

Each Portfolio may, from time to time, include its total return and High Yield Bond Portfolio may include its yield in advertisements or reports to shareholders or prospective investors.  Performance information for the Portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Portfolios offer their shares.

Total Return. Standardized quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (or up to the life of the Portfolio), calculated pursuant to the following formula: P(1 + T) to the power of n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).  All total return figures reflect the deduction of Portfolio expenses (on an annual basis), and assume that all dividends and distributions on shares are reinvested when paid.

For periods prior to the Class S inception date, Class S performance represents the historical performance of Class I shares, adjusted to reflect the Class S shares’ 0.25% service fee.  Performance information will be computed separately for each class.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Because ADV Class shares of Real Estate Portfolio and SmallCap Opportunities Portfolio had not commenced operations as of the date of this SAI, there is no performance information for the period ended December 31, 2007.

The average annual total returns for each class of shares of each Portfolio for the one-, five-, and ten-year periods ended December 31, 2007, if applicable, and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to December 31, 2007, is as follows:

Portfolio/Share Class	One Year	Five Year	Ten Year	Since Inception	Inception Date

Financial Services Portfolio
Class I	(12.47)%	—	—	6.11%	05/03/04
Class S	(12.64)%	—	—	5.88%	05/03/04

High Yield Bond Portfolio
ADV Class	1.18%	—	—	1.17%	12/29/06
Class I (adjusted for ADV Class shares)	1.68%	7.06%	1.62%	—	05/06/94
Class I	2.19%	7.55%	2.13%	—	05/06/94
Class S	1.85%	—	—	5.01(1)%	04/29/05
Class I (adjusted for Class S shares)	1.94%	7.33%	1.88%	—	05/06/94

International Value Portfolio
ADV Class	12.63%	—	—	12.56%	12/29/06
Class I (adjusted for ADV Class shares)	12.87%	19.04%	12.18%	—	08/08/97
Class I	13.44%	19.63%	12.74%	—	08/08/97
Class S	13.06%	19.25%	—	12.26%	03/19/02
Class I (adjusted for Class S shares)	13.15%	19.33%	12.46%	—	08/08/97

MidCap Opportunities Portfolio
ADV Class	25.00%	—	—	24.85%	12/29/06
Class I (adjusted for ADV Class shares)	25.10%	17.32%	—	(0.15)%	05/05/00
Class I	25.74%	17.91%	—	0.36%	05/05/00
Class S	25.47%	17.70%	—	5.44%	05/07/01
Class I (adjusted for Class S shares)	25.41%	17.61%	—	0.10%	05/05/00

Real Estate Portfolio
Class I	(16.16)%	—	—	17.37%	05/03/04
Class S	(16.34)%	—	—	11.18%	05/13/05
Class I (adjusted for Class S shares)	(16.37)%	—	—	17.10%	05/03/04

SmallCap Opportunities Portfolio
Class I	10.07%	15.61%	8.95%	—	05/06/94
Class S	9.83%	15.35%	—	(0.15)%	05/03/01
Class I (adjusted for Class S shares)	9.81%	15.33%	8.68%	—	05/06/94

(1)          Class S shares commenced operations on April 29, 2005. On May 1, 2006, all outstanding Class S shares of the Portfolio were fully redeemed. On December 29, 2006, Class S shares recommenced operations. The annual returns for Class S shares include the performance of Class I shares of the Portfolio adjusted to reflect the higher expenses of Class S shares for the period from May 2, 2006 through December 28, 2006

Performance information for the Portfolios may be compared in reports and promotional literature, to: (i) the S&P 500®, Standard & Poor’s 500 Financials Index, Lehman Brothers® US Government/Credit Bond Index,

Lehman Brothers® High Yield Bond Index, Morgan Stanley Capital International - Europe, Australasia and Far East® Index (“MSCI EAFE® Index”), Morgan Stanley Capital International U.S. REIT® Index, Russell 1000® Growth Index, Russell 1000® Index, Russell 1000 Value Index, Russell Midcap® Growth Index, Russell Midcap® Index, Russell 2000® Growth Index, Russell 2000® Index, Morgan Stanley Capital International U.S. REIT® Index, Dow Jones Industrial Average (“DJIA”), or other unmanaged indices so that investors may compare each Portfolio’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio;  and (iv) well known monitoring sources of certificates of deposit performance rates such as Salomon Brothers, Federal Reserve Bulletin, American Bankers, Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

The Portfolios also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below.  Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Yield.  Yield is the net annualized yield based on a specified thirty (30) day (or one month) period assuming a semiannual compounding of income.  Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b + 1)6 -1]

cd

Where:

a = dividends and interest earned during the period, including the amortization of market premium or accretion of market discount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum offering price per share on the last day of the period

To calculate interest earned (for the purpose of “a” above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).  The yield-to-maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Portfolio’s portfolio.

Solely for the purpose of computing yield, a Portfolio recognizes dividend income by accruing 1/360 of the stated dividend rate of a security in the portfolio.

Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price.  Undeclared earned income is the net investment income, which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

For the 30-day period ended December 31, 2007:

Portfolio	Subsidized Yield	Unsubsidized Yield
VP High Yield Bond ADV Class	9.70%	9.80%
VP High Yield Bond Class I	8.84%	8.95%
VP High Yield Bond Class S	8.32%	8.28%

Quotations of yield or total return for the Portfolios will not take into account charges and deductions against the Variable Account to which the Portfolios’ shares are sold or charges and deductions against the Variable Contracts issued by ReliaStar Life Insurance Company or its affiliates. The Portfolios’ yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Variable Account or the Variable Contracts.  Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period in which the calculations are based.  Performance information should be considered in light of the Portfolios’ investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

OTHER INFORMATION

Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

Custodians/Accounting Services Agent.  The cash and securities owned by each of the Portfolios will be held by The Bank of New York Mellon Corporation (formerly, The Bank of New York, Inc.), One Wall Street, New York, New York  10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Trust’s portfolio securities.

Legal Counsel.  Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

Capitalization and Voting Rights.  The authorized capital of the ING Variable Products Trust is an unlimited number of shares of beneficial interest with a par value of $0.01 each.  All shares when issued are fully paid, non-assessable, and redeemable.  Shares have no preemptive rights.  All shares have equal voting, dividend and liquidation rights.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board.  Generally, there will not be annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Shareholders may, in accordance with the Trust’s Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees.  Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Portfolio or class having voting rights.  Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares.  Any such classification or reclassification will comply with the provisions of the 1940 Act.  The Board of Trustees may create additional series (or classes of series) of shares without shareholder approval.  Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees by written notice to shareholders of such series or class.  In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Trust will request voting instructions from Variable Contract owners and will vote shares or other voting interests in the separate account in proportion to the voting instructions received.

Reports to Shareholders.  The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders each year.

Code of Ethics. The Portfolios, the Adviser, the Sub-Advisers and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by a Portfolio or obtain information pertaining to such purchase or sale.   The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by a Portfolio or of Portfolio shares.  The Code of Ethics also prohibits short-term trading of the Trust by persons subject to the Code of Ethics.  Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Trust’s Compliance Department and to report all transactions on a regular basis.  The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

Shareholder and Trustee Responsibility.  Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust.  The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.  The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees.  The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by the 1940 Act and the rules and regulations thereunder.

Financial Statements.   The Financial Statements and the independent registered public accounting firm’s reports thereon, appearing in each Portfolio’s annual shareholder report for the period ending December 31, 2007, are incorporated by reference in this SAI.  Each Portfolio’s annual and semi-annual shareholder reports are available upon request and without charge by calling 1-800- 992-0180.

Registration Statement.  A registration statement has been filed with the SEC under the 1933 Act and the 1940 Act.  The Prospectus and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

APPENDIX A

Description of Moody’s Investors Service, Inc. (“MOODY’S”) Corporate Bond Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements maybe lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporation’s (“S&P”) Corporate Debt Ratings

AAA - Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

A-1

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal.  Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures and adverse conditions.

CI — rating CI is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-2

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES

B-1

ING FUNDS

PROXY VOTING PROCEDURES AND GUIDELINES

Effective Date:  July 10, 2003

Revision Date:  March 27, 2008

I.              INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the “Procedures and Guidelines”) of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof, except for any “Sub-Adviser-Voted Series” identified on Exhibit 1 and further described in Section III below (each non-Sub-Adviser-Voted Series hereinafter referred to as a “Fund” and collectively, the “Funds”).  The purpose of these Procedures and Guidelines is to set forth the process by which each Fund subject to these Procedures and Guidelines will vote proxies related to the equity assets in its investment portfolio (the “portfolio securities”).  The Procedures and Guidelines have been approved by the Funds’ Boards of Trustees/Directors(1) (each a “Board” and collectively, the “Boards”), including a majority of the independent Trustees/Directors(2) of the Board.  These Procedures and Guidelines may be amended only by the Board.  The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.            COMPLIANCE COMMITTEE

The Boards hereby delegate to the Compliance Committee of each Board (each a “Committee” and collectively, the “Committees”) the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund.  Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund’s investment adviser (the “Adviser”).  The Proxy Voting Procedures of the Adviser (the “Adviser Procedures”) are attached hereto as Exhibit 2.  Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.  Each Committee

 (1)          Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Compliance Committee at issue.  No provision in these Procedures is intended to impose any duty upon the particular Board or Compliance  Committee with respect to any other Fund.

 (2)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines.  Each Committee shall conduct itself in accordance with its charter.

III.           DELEGATION OF VOTING AUTHORITY

Except as otherwise provided for herein, the Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board.  The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate.  Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Compliance Committee.

A Board may elect to delegate the voting of proxies to the Sub-Adviser of a portfolio or series of the ING Funds.  In so doing, the Board shall also approve the Sub-Adviser’s proxy policies for implementation on behalf of such portfolio or series (a “Sub-Adviser-Voted Series”).  Sub-Adviser-Voted Series shall not be covered under these Procedures and Guidelines but rather shall be covered by such Sub-Adviser’s proxy policies, provided that the Board, including a majority of the independent Trustees/Directors(1), has approved them on behalf of such Sub-Adviser-Voted Series.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund’s custodian and therefore will not be voted.  However, the Adviser shall use best efforts to  recall or restrict specific securities from loan for the purpose of facilitating a “material” vote as described in the Adviser Procedures.

Funds that are “funds-of-funds” will “echo” vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on Exhibit 1 attached hereto.  This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a “feeder” fund in a master-feeder structure does not echo vote.  Rather, it passes votes requested by the underlying master fund to its shareholders.  This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

 (1)          The independent Trustees/Directors are those Board members who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.           APPROVAL AND REVIEW OF PROCEDURES

Each Fund’s Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2.  The Board hereby approves such procedures.  All material changes to the Adviser Procedures must be approved by the Board or the Compliance Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Compliance Committee at its next regularly scheduled meeting.

V.            VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

A.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For,” “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

B.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

1.   Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures).  As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Compliance Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof:  the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).  Upon Counsel’s finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

4.   Referrals to a Fund’s Compliance Committee

A Fund’s Compliance Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee.  The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

The Proxy Coordinator shall use best efforts to timely refer matters to a Fund’s Committee for its consideration.  In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent’s recommendation, unless the Agent’s recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a “Non-Vote”).

The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.           CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund’s Committee for determination so that the Adviser shall have no opportunity to vote a Fund’s proxy in a situation in which it or the Agent may be deemed to have a conflict of interest.  In the event a member of a Fund’s Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.         REPORTING AND RECORD RETENTION

Annually in August, each Fund will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website.  No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be posted on the ING Funds website.  The proxy voting record for each Fund will also be available in the EDGAR database on the SEC’s website.

EXHIBIT 1

to the

ING Funds

Proxy Voting Procedures

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING INFRASTRUCTURE DEVELOPMENT EQUITY FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTMENT FUNDS, INC.

ING INVESTORS TRUST(1)

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUND

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

ING VP NATURAL RESOURCES TRUST

 (1)          Sub-Adviser-Voted Series:  ING Franklin Mutual Shares Portfolio

EXHIBIT 2

to the

ING Funds

Proxy Voting Procedures

ING INVESTMENTS, LLC,

ING INVESTMENT MANAGEMENT CO.

AND

DIRECTED SERVICES, LLC

PROXY VOTING PROCEDURES

I.              INTRODUCTION

ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (each an “Adviser” and collectively, the “Advisers”) are the investment advisers for the registered investment companies and each series or portfolio thereof (each a “Fund” and collectively, the “Funds”) comprising the ING family of funds.  As such, the Advisers have been delegated the authority to vote proxies with respect to securities for certain Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund’s respective Board of Directors or Trustees (each a “Board” and collectively, the “Boards”) with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund’s Board.

In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC (the “Adviser Procedures”) with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.            ROLES AND RESPONSIBILITIES

A.            Proxy Coordinator

The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund’s proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the “Procedures” or “Guidelines” and collectively the “Procedures and Guidelines”).  The Proxy Coordinator is authorized to direct the Agent to vote a Fund’s proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines.  In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

B.            Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services.  The Agent is ISS Governance Services, a unit of RiskMetrics Group, Inc.  The Agent is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures.  The Agent will retain a record of all proxy votes handled by the Agent.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

The Agent shall be instructed to vote all proxies in accordance with a Fund’s Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser’s Proxy Group or a Fund’s Compliance Committee (“Committee”).

The Agent shall be instructed to obtain all proxies from the Funds’ custodians and to review each proxy proposal against the Guidelines.  The Agent also shall be requested to call the Proxy Coordinator’s attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.            Proxy Group

The Adviser shall establish a Proxy Group (the “Group” or “Proxy Group”) which shall assist in the review of the Agent’s recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, are identified in Appendix 1, as may be amended from time at the Advisers’ discretion.

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group.  The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote.  Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished.  The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail.  For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.  In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund’s Procedures and Guidelines.

A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable,

(2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent’s recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund’s Board.

The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund’s Board.

D.            Investment Professionals

The Funds’ Advisers, sub-advisers and/or portfolio managers (each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”) may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility.  The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that the vote be deemed “material” in the context of the portfolio(s) they manage, such that lending activity on behalf of such portfolio(s) with respect to the relevant security should be reviewed by the Proxy Group and considered for recall and/or restriction.  Input from the relevant sub-advisers and/or portfolio managers shall be given primary consideration in the Proxy Group’s determination of whether a given proxy vote is to be deemed material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio shall not mean that such vote is considered material across all Funds voting that meeting.  In order to recall or restrict shares timely for material voting purposes, the Proxy Group shall use best efforts to consider, and when deemed appropriate, to act upon, such requests timely, and requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

III.           VOTING PROCEDURES

A.            In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

B.            Routine Matters

The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear “For”, “Against,” “Withhold” or “Abstain” on a proposal.  However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

C.            Matters Requiring Case-by-Case Consideration

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted “case-by-case” consideration.

Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent’s recommendation, the Proxy Coordinator will forward the Agent’s analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

1.     Within-Guidelines Votes:  Votes in Accordance with a Fund’s Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner.  Except as provided for herein, no Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

2.   Non-Votes:  Votes in Which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under circumstances including, but not limited to, the following:  (1) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.  It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders’ interests is likely.

Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a Fund’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for in the Funds’ Procedures.

3.   Out-of-Guidelines Votes:  Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund’s Board.

4.   The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund’s Compliance Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.           ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers’ fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

A.            Assessment of the Agent

The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners.  The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service.  The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services (“Counsel”) for review.  Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

B.            Conflicts of Interest

The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  The Proxy Coordinator shall forward all such information to Counsel for review.  Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund.  The members of the Proxy Group may not subordinate the interests of the Fund’s beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent’s services or utilization thereof.

For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, or for which a recommendation contrary to that of the Agent or the Guidelines has been received from an Investment Professional and is to be utilized, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund’s Board, including completion of such Conflicts Reports as may be required under the Fund’s Procedures.  Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days.  Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors).  The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review.  Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.  Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund’s Procedures and Guidelines.

V.            REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements received from issuers are available either in the SEC’s EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund.  All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

APPENDIX 1

to the

Advisers’ Proxy Voting Procedures

Proxy Group for registered investment company clients of ING Investments, LLC, ING Investment Management Co. and Directed Services, LLC:

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, ING Investments, LLC

Todd Modic	Senior Vice President, ING Funds Services, LLC and ING Investments, LLC; and Chief Financial Officer of the ING Funds

Maria Anderson	Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos	Proxy Coordinator for the ING Funds and Assistant Vice President – Special Projects, ING Funds Services, LLC

Julius A. Drelick III, CFA	Vice President, Platform Product Management and Project Management, ING Funds Services, LLC

Harley Eisner	Vice President of Financial Analysis, ING Funds Services, LLC

Theresa K. Kelety, Esq.	Counsel, ING Americas US Legal Services

Effective as of January 1, 2008

EXHIBIT 3

to the

ING Funds
Proxy Voting Procedures

PROXY VOTING GUIDELINES OF THE ING FUNDS

I.             INTRODUCTION

The following is a statement of the Proxy Voting Guidelines (“Guidelines”) that have been adopted by the respective Boards of Directors or Trustees of each Fund.  Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds’ and Advisers’ Proxy Voting Procedures (the “Procedures”).

Proxies must be voted in the best interest of the Fund(s).  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues.  The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures.  In voting proxies, the Advisers are guided by general fiduciary principles.  Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages.  The Advisers will not subordinate the interest of beneficial owners to unrelated objectives.  Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.            GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers:  Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies, and Social and Environmental Issues.  An additional section addresses proposals most frequently found in global proxies.

General Policies

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds’ Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent’s recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer’s management or management has made no recommendation.  However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.  Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

Except as otherwise provided for herein, it shall generally be the policy of the Funds not to support proposals that would impose a negative impact on existing rights of the Funds to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.

The foregoing policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

1.             The Board of Directors

Voting on Director Nominees in Uncontested Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

Where applicable and except as otherwise provided for herein, it shall be the policy of the Funds to lodge disagreement with an issuer’s policies or practices by withholding support from a proposal for the relevant policy or practice rather than the director nominee(s) to which the Agent assigns a correlation.  Support shall be withheld from culpable nominees as appropriate, but if they are not standing for election (e.g., the board is classified), support shall generally not be withheld from others in their stead.

If application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors is likely to negatively impact majority board independence, primary consideration shall be given to retention of such independent outside director nominees unless the concerns identified are of such grave nature as to merit removal of the independent directors.

Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support (or DO NOT VOTE AGAINST, pursuant to the applicable election standard) in connection with issues raised by the Agent if the nominee did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Agent.

WITHHOLD support from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences.  DO NOT WITHHOLD support in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD support from a nominee in connection with poison pill or anti-takeover considerations (e.g., furtherance of measures serving to disenfranchise shareholders or failure to remove restrictive pill features or ensure pill expiration or submission to shareholders for vote) in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD support from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer’s shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years.  However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD support from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon negative votes (WITHHOLD or AGAINST, as applicable based on the issuer’s election standard) representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.  Generally, vote FOR nominees when (1) the issue relevant to the majority negative vote has been adequately addressed or cured or (2) the Funds’ Guidelines or voting record do not support the relevant issue.

WITHHOLD support from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD support from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange.

DO NOT WITHHOLD support from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Compensation Practices:

It shall generally be the policy of the Funds that matters of compensation are best determined by an independent board and compensation committee.  Generally:

(1)       Where applicable and except as otherwise provided for herein, DO NOT WITHHOLD support from nominees who did not serve on the compensation committee, or board, as applicable based on the Agent’s analysis, during the majority of the time period relevant to the concerns cited by the Agent.

(2)       In cases in which the Agent has identified a “pay for performance” disconnect, or internal pay disparity, as such issues are defined by the Agent, DO NOT WITHHOLD support from director nominees.

(3)       If the Agent recommends withholding support from nominees in connection with executive compensation or perquisites related to retention or recruitment, including severance or termination arrangements, vote FOR such nominees if the issuer has provided adequate rationale and/or disclosure.

(4)       If the Agent has raised issues of options backdating, consider members of the compensation committee, or board, as applicable, as well as company executives nominated as directors, on a CASE-BY-CASE basis.

(5)       If the Agent has raised other considerations regarding poor compensation practices, consider nominees on a CASE-BY-CASE basis.

Accounting Practices:

(1)       Generally, vote FOR independent outside director nominees serving on the audit committee.

(2)       Where applicable and except as otherwise provided for herein, generally DO NOT WITHHOLD support from nominees serving on the audit committee who did not serve on that committee during the majority of the time period relevant to the concerns cited by the Agent.

(3)       If the Agent has raised concerns regarding poor accounting practices, consider the company’s CEO and CFO, if nominated as directors, and nominees serving on the audit committee on a CASE-BY-CASE basis.

(4)       If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, the provisions under Section 3., Auditor Ratification, shall apply.

Board Independence:

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis.  Generally:

(1)       WITHHOLD support from the fewest directors whose removal would achieve majority independence across the remaining board, except that support may be withheld from additional nominees whose relative level of independence cannot be differentiated.

(2)       WITHHOLD support from all non-independent nominees, including the founder, chairman or CEO, if the number required to achieve majority independence is equal to or greater than the number of non-independent nominees.

(3)       Except as provided above, vote FOR non-independent nominees in the role of CEO, and when appropriate, founder or chairman, and determine support for other non-independent nominees based on the qualifications and contributions of the nominee as well as the Funds’ voting precedent for assessing relative independence to management, e.g., insiders holding senior executive positions are deemed less independent than affiliated outsiders with a transactional or advisory relationship to the company, and affiliated outsiders with a material transactional or advisory relationship are deemed less independent than those with lesser relationships.

(4)       Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

(5)       When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to vote on nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

Generally, when the Agent recommends withholding support due to assessment that a nominee acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, consider on a CASE-BY-CASE basis, factoring in the merits of the nominee’s performance and rationale and disclosure provided.

Performance Test for Directors

Consider nominees failing the Agent’s performance test, which includes market-based and operating performance measures, on a CASE-BY-CASE basis.  Input from the Investment

Professional(s) for a given Fund shall be given primary consideration with respect to such proposals.

Proposals Regarding Board Composition or Board Service

Generally, except as otherwise provided for herein, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except support proposals in connection with a binding agreement or other legal requirement to which an issuer has or reasonably may expect to become subject, and consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.  Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

Stock Ownership Requirements

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.  Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.  Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if:

(1)       The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

(2)       Only if the director’s legal expenses would be covered.

2.             Proxy Contests

These proposals should generally be analyzed on a CASE-BY-CASE basis.  Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests being considered on behalf of that Fund.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

Reimburse Proxy Solicitation Expenses

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.             Auditors

Ratifying Auditors

Generally, except in cases of poor accounting practices or high non-audit fees, vote FOR management proposals to ratify auditors.  Consider management proposals to ratify auditors on a CASE-BY-CASE basis if the Agent cites poor accounting practices.  If fees for non-audit services exceed 50 percent of total auditor fees as described below, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors only if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor’s independence.  For purposes of this review, fees deemed to be reasonable, generally non-recurring, exceptions to the non-audit fee category (e.g., those related to an IPO) shall be excluded.  If independence concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

Auditor Independence

Generally, consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.             Proxy Contest Defenses

Board Structure: Staggered vs. Annual Elections

Generally, vote AGAINST proposals to classify the board or otherwise restrict shareholders’ ability to vote upon directors.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

Shareholder Ability to Remove Directors

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Cumulative Voting

If the company maintains a classified board of directors, generally, vote AGAINST management proposals to eliminate cumulative voting, except that such proposals may be supported irrespective of classification in furtherance of an issuer’s plan to adopt a majority voting standard.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

Time-Phased Voting

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

Shareholder Ability to Call Special Meetings

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Shareholder Ability to Act by Written Consent

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Alter the Size of the Board

Generally, vote FOR proposals that seek to fix the size of the board or designate a range for its size.

Generally, vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

5.             Tender Offer Defenses

Poison Pills

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Review on a CASE-BY-CASE basis management proposals to approve or ratify a poison pill or any plan that can reasonably be construed as an anti-takeover measure, with voting decisions generally based on the Agent’s approach to evaluating such proposals, considering factors such as rationale, trigger level and sunset provisions.  Votes will generally be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities that do not meet the Agent’s standards.

Fair Price Provisions

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Pale Greenmail

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments or other key proposals.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

Supermajority Shareholder Vote Requirement to Approve Mergers

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

White Squire Placements

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.             Miscellaneous

Amendments to Corporate Documents

Except to align with legislative or regulatory changes or when support is recommended by the Agent or Investment Professional (including, for example, as a condition to a major transaction such as a merger), generally, vote AGAINST proposals seeking to remove shareholder approval requirements or otherwise remove or diminish shareholder rights, e.g., by (1) adding restrictive provisions, (2) removing provisions or moving them to portions of the charter not requiring shareholder approval, or (3) in corporate structures such as holding companies, removing provisions in an active subsidiary’s charter that provide voting rights to parent company shareholders.  This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment or may be used as an anti-takeover device, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

Consider proposals seeking charter or bylaw amendments not addressed under these Guidelines on a CASE-BY-CASE basis.

Confidential Voting

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•      In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

•      If the dissidents agree, the policy remains in place.

•      If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals seeking access to management’s proxy material in order to nominate their own candidates to the board.

Majority Voting Standard

Except as otherwise provided for herein, it shall generally be the policy of the Funds to extend discretion to issuers to determine when it may be appropriate to adopt a majority voting standard.  Generally, vote FOR management proposals, irrespective of whether the proposal contains a plurality carve-out for contested elections, but AGAINST shareholder proposals unless also supported by management, seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, including amendments to corporate documents or other actions in furtherance of such standard, and provided such standard when supported does not conflict with state law in which the company is incorporated.  For issuers with a history of board malfeasance or pervasive corporate governance concerns, consider such proposals on a CASE-BY-CASE basis.

Bundled Proposals

Except as otherwise provided for herein, review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals, generally voting AGAINST bundled proposals containing one or more items not supported under these Guidelines if the Agent or an Investment Professional deems the negative impact, on balance, to outweigh any positive impact.

Shareholder Advisory Committees

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse expenses incurred in connection with shareholder proposals should be analyzed on a CASE-BY-CASE basis, with voting decisions determined based on the Agent’s criteria, considering whether the related proposal received the requisite support for approval and was adopted for the benefit of the company and its shareholders.

Other Business

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

Quorum Requirements

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Advance Notice for Shareholder Proposals

Generally, vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the issuer.

7.         Capital Structure

Analyze on a CASE-BY-CASE basis.

Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.  Except where otherwise indicated, the Agent’s proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, but consider on a CASE-BY-CASE basis those requests failing the Agent’s review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized (e.g., in support of a merger or acquisition proposal).

•      Generally vote FOR proposals to authorize capital increases within the Agent’s allowable thresholds or those in excess but meeting Agent’s qualitative standards, unless the company states that the stock may be used as a takeover defense.  In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

•      Generally vote FOR proposals to authorize capital increases exceeding the Agent’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

•      Generally, vote AGAINST proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines.

Dual Class Capital Structures

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures, but consider CASE-BY-CASE if (1) bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Generally, vote AGAINST management proposals to create or perpetuate dual class capital structures with unequal voting rights, and vote FOR shareholder proposals to eliminate them, in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote FOR management proposals and AGAINST shareholder proposals in cases in which the relevant Fund owns the class with superior voting rights.  Consider CASE-BY-CASE if bundled with favorable proposal(s), (2) approval of such proposal(s) is a condition of such favorable proposal(s), or (3) part of a recapitalization for which support is recommended by the Agent or an Investment Professional.

Consider management proposals to eliminate dual class capital structures CASE-BY-CASE, generally voting with the Agent’s recommendation unless a contrary recommendation has been received from the Investment Professional for the relevant Fund and is to be utilized.

Stock Distributions: Splits and Dividends

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent’s allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent’s threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.  In the event the split constitutes a capital increase effectively exceeding the Agent’s allowable threshold because the request does not proportionately reduce the number of shares authorized, vote FOR the split if the Agent otherwise supports management’s rationale.

Preferred Stock

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.  Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

Adjustments to Par Value of Common Stock

Generally, vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Debt Restructurings

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Share Repurchase Programs

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected, non-Fund parties.

Generally, vote FOR management proposals to cancel repurchased shares.

Generally, vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation as assessed by the Agent.

Tracking Stock

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.         Executive and Director Compensation

Except as otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

•      Generally, vote in accordance with the Agent’s recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, except that plans above the cap may be supported if so recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger.

•      Generally, vote AGAINST plans if the Agent suggests cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s), except that such concerns arising in connection with evergreen provisions shall be considered CASE-BY-CASE.

•      Generally, vote FOR plans with costs within the cap if the primary considerations raised by the Agent pertain to matters that would not result in a negative vote under these Guidelines on the relevant board or committee member(s), or equity compensation burn rate or pay for performance as defined by Agent.

•      Generally, vote AGAINST plans administered by potential grant recipients.

•      Generally, vote AGAINST proposals to eliminate existing shareholder approval requirements for plan changes assessed as material by the Agent, unless the company has provided a reasonable rationale and/or adequate disclosure regarding the requested changes.

•      Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

Restricted Stock or Stock Option Plans

Consider proposals for restricted stock or stock option plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements.  Plans that do not meet the

Agent’s criteria in this regard may be supported, but vote AGAINST if no disclosure is provided regarding either vesting or performance requirements.

Management Proposals Seeking Approval to Reprice Options

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice, replace or exchange options, considering factors such as rationale, historic trading patterns, value-for-value exchange, vesting periods and replacement option terms.  Generally, vote FOR proposals that meet the Agent’s criteria for acceptable repricing, replacement or exchange transactions, except that considerations raised by the Agent regarding burn rate or executive participation shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing, replacement or exchange transactions that do not meet the Agent’s criteria (except regarding burn rate or executive participation as noted above), or (3) give the board sole discretion to approve option repricing, replacement or exchange programs.

Director Compensation

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent’s threshold.  DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

Employee Stock Purchase Plans

Votes on employee stock purchase plans, and capital issuances in support of such plans, should be made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, except that negative recommendations by the Agent due to evergreen provisions will be reviewed CASE-BY-CASE.

OBRA-Related Compensation Proposals

Votes on plans intended to qualify for favorable tax treatment under the provisions of Section 162(m) of OBRA should be evaluated irrespective of the Agent’s assessment of board independence, provided that the board meets the independence requirements of the relevant listing exchange.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features

Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Shareholder Proposals Regarding Executive and Director Pay

Regarding the remuneration of individuals other than senior executives and directors, generally, vote AGAINST shareholder proposals that seek to expand or restrict disclosure or require shareholder approval beyond regulatory requirements and market practice.  Vote AGAINST shareholder proposals that seek disclosure of executive or director compensation if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, such as “claw back” recoupments or advisory votes.

Severance and Termination Payments

Generally, vote FOR shareholder proposals to have parachute arrangements submitted for shareholder ratification (with “parachutes” defined as compensation arrangements related to termination that specify change-in-control events) and provided that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements for shareholder ratification, unless such proposals specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans, or ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to approve, ratify or cancel executive severance or termination arrangements, including those related to executive recruitment or retention, generally voting FOR such compensation arrangements if the issuer has provided adequate rationale and/or disclosure or support is recommended by the Agent or Investment Professional (e.g., as a condition to a major transaction such as a merger).

Employee Stock Ownership Plans (ESOPs)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

Holding Periods

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

Advisory Votes on Executive Compensation

Generally, management proposals seeking ratification of the company’s compensation program will be voted FOR unless the program includes practices or features not supported under these Guidelines and the proposal receives a negative recommendation from the Agent.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, incentive structures or vesting or performance criteria not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.

9.         State of Incorporation

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a CASE-BY-CASE basis, generally supporting management proposals not assessed by the Agent as a potential takeover defense, but if so assessed, weighing management’s rationale for the change.  Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.  Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.       Mergers and Corporate Restructurings

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

Generally, vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is accordingly recommended by the Agent or an Investment Professional.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

Corporate Restructuring

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Adjournment

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

Appraisal Rights

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Changing Corporate Name

Generally, vote FOR changing the corporate name.

11.       Mutual Fund Proxies

Election of Directors

Vote the election of directors on a CASE-BY-CASE basis.

Converting Closed-end Fund to Open-end Fund

Vote conversion proposals on a CASE-BY-CASE basis.

Proxy Contests

Vote proxy contests on a CASE-BY-CASE basis.

Investment Advisory Agreements

Vote the investment advisory agreements on a CASE-BY-CASE basis.

Approving New Classes or Series of Shares

Generally, vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 Act Policies

Vote these proposals on a CASE-BY-CASE basis.

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote these proposals on a CASE-BY-CASE basis.

Change Fundamental Investment Objective to Nonfundamental

Generally, consider proposals to change a fund’s fundamental investment objective to nonfundamental on a CASE-BY-CASE basis.

Name Rule Proposals

Vote these proposals on a CASE-BY-CASE basis.

Disposition of Assets/Termination/Liquidation

Vote these proposals on a CASE-BY-CASE basis.

Changes to the Charter Document

Vote changes to the charter document on a CASE-BY-CASE basis.

Changing the Domicile of a Fund

Vote reincorporations on a CASE-BY-CASE basis.

Change in Fund’s Subclassification

Vote these proposals on a CASE-BY-CASE basis.

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Generally, vote FOR these proposals.

Distribution Agreements

Vote these proposals on a CASE-BY-CASE basis.

Master-Feeder Structure

Generally, vote FOR the establishment of a master-feeder structure.

Mergers

Vote merger proposals on a CASE-BY-CASE basis.

Establish Director Ownership Requirement

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

Reimburse Shareholder for Expenses Incurred

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

Terminate the Investment Advisor

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.          Social and Environmental Issues

These issues cover a wide range of topics.  In general, unless otherwise specified herein, vote CASE-BY-CASE.  While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company.  Because a company’s board is likely to have access to relevant, non-public information regarding a company’s business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer’s significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.  Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.          Global Proxies

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein.  The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.  For purposes of these global Guidelines, “AGAINST” shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

Routine Management Proposals

Generally, vote FOR the following and other similar routine management proposals:

•      the opening of the shareholder meeting

•      that the meeting has been convened under local regulatory requirements

•      the presence of quorum

•      the agenda for the shareholder meeting

•      the election of the chair of the meeting

•      the appointment of shareholders to co-sign the minutes of the meeting

•      regulatory filings (e.g., to effect approved share issuances)

•      the designation of inspector or shareholder representative(s) of minutes of meeting

•      the designation of two shareholders to approve and sign minutes of meeting

•      the allowance of questions

•      the publication of minutes

•      the closing of the shareholder meeting

Discharge of Management/Supervisory Board Members

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless the Agent recommends AGAINST due to concern about the past actions of the company’s auditors or directors or legal action is being taken against the board by other shareholders, including when the proposal is bundled.

Director Elections

Unless otherwise provided for herein, the Agent’s standards with respect to determining director independence shall apply.  These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent’s independence standards shall not dictate that a Fund’s vote shall be cast according to the Agent’s corresponding recommendation.  Further, unless otherwise provided for herein, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee’s level of independence can be ascertained based on available disclosure.  These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis, with primary consideration in contested elections given to input from the Investment Professional(s) for a given Fund.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent nominees to the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.  If the slate is bundled and audit committee membership is unclear or proposed as a separate agenda item, vote FOR if the Agent otherwise recommends support.  For Canadian issuers, the Funds’ U.S. Guidelines with respect to audit committees shall apply.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent’s recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent’s standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent.  For issuers in Canada and other global markets, generally follow the Agent’s standards for withholding support from bundled slates or non-independent directors (typically excluding the CEO), as applicable, if the board does not meet the Agent’s independence standards or the board’s independence cannot be ascertained due to inadequate disclosure.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

•      bundled slates of nominees (e.g., France, Hong Kong or Spain);

•      simultaneous reappointment of retiring directors (e.g., South Africa);

•      in markets with term lengths capped by legislation or market practice, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

•      nominees whose names are not disclosed in advance of the meeting (e.g., Austria, Philippines, Hong Kong or South Africa) or far enough in advance relative to voting deadlines (e.g., Italy) to make an informed voting decision.

Such criteria will not generally provide grounds for withholding support in countries in which they may be identified as best practice but such legislation or market practice is not yet applicable, unless specific governance shortfalls identified by the Agent dictate that less latitude should be extended to the issuer.

Generally vote FOR nominees without regard to recommendations that the position of chairman should be separate from that of CEO or otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration have been raised.

In cases in which cumulative or net voting applies, generally vote with Agent’s recommendation to support nominees asserted by the issuer to be independent, even if independence disclosure or criteria fall short of Agent’s standards.

Consider nominees for whom the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis, generally withholding support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees when:

•      the scandal or shortfall in controls took place at the company, or an affiliate, for which the nominee is being considered;

•      culpability can be attributed to the nominee (e.g., nominee manages or audits relevant function), and

•      the nominee has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

For markets such as the tax havens, Australia, Canada, Hong Kong, Japan, Malaysia, Singapore and South Africa (and for outside directors in South Korea) in which nominees’ attendance records are adequately disclosed, the Funds’ U.S. Guidelines with respect to director attendance shall apply.  The same policy shall be applied regarding attendance by statutory auditors of Japanese companies.

Consider self-nominated director candidates on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such candidates.

Generally vote FOR nominees without regard to “over-boarding” issues raised by the Agent unless other concerns requiring CASE-BY-CASE consideration have been raised.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds’ U.S. Guidelines with respect to director elections shall apply.

Board Structure

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.  Proposed article amendments in this regard shall be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals.

Director and Officer Indemnification and Liability Protection

Generally, vote in accordance with the Agent’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Independent Statutory Auditors

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of “independent statutory auditor” whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders.  Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.  In cases in which multiple slates of statutory auditors are presented, generally vote with the Agent’s recommendation, typically to support nominees deemed to be more independent and/or aligned with interests of minority shareholders.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

Key Committees

Generally, vote AGAINST proposals that permit non-board members to serve on the audit, compensation or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s).

Director and Statutory Auditor Remuneration

Consider director compensation plans on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such proposals, while also factoring in the merits of the rationale and disclosure provided.  Generally, vote FOR proposals to approve the remuneration of directors and auditors as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure) and there is no evidence of abuse.  For Toronto Stock Exchange (TSX) issuers, the Agent’s limits with respect to equity awards to non-employee directors shall apply.

Bonus Payments

With respect to Japanese companies, generally vote FOR retirement bonus proposals if all payments are for directors and auditors who have served as executives of the company.  Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.  In all markets, if issues have been raised regarding a scandal or internal controls, generally vote AGAINST bonus proposals for retiring directors or continuing directors or auditors when culpability can be attributed to the nominee (e.g., if a Fund is also voting AGAINST the nominee under criteria herein regarding issues of scandal or internal controls), unless bundled with bonuses for a majority of directors or auditors a Fund is voting FOR.

Stock Option Plans for Independent Internal Statutory Auditors

With respect to Japanese companies, follow the Agent’s guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

Compensation Plans

Unless otherwise provided for herein, votes with respect to compensation plans, and awards thereunder or capital issuances in support thereof, should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent’s approach to evaluating such plans, considering quantitative or qualitative factors as appropriate for the market.

Amendment Procedures for Equity Compensation Plans and ESPPs

For TSX issuers, votes with respect to amendment procedures for security-based compensation arrangements and employee share purchase plans shall generally be cast in a manner designed to preserve shareholder approval rights, with voting decisions generally based on the Agent’s recommendation.

Shares Reserved for Equity Compensation Plans

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s methodology, including classification of a company’s stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans or participation in company offerings such as IPOs or private placements), the issuance of shares in connection with such plans, or related management proposals (e.g., article amendments) that:

•      exceed Agent’s recommended dilution limits, including cases in which the Agent suggests dilution cannot be fully assessed (e.g., due to inadequate disclosure);

•      provide deep or near-term discounts to executives or directors, unless discounts to executives are deemed by the Agent to be adequately mitigated by other requirements such as long-term vesting (e.g., Japan) or broad-based employee participation otherwise meeting Agent’s standards (e.g., France);

•      are administered with discretion by potential grant recipients;

•      provide for retirement benefits or equity incentive awards to outside directors if not in line with market practice (e.g., Australia, Belgium, The Netherlands);

•      permit financial assistance in the form of non-recourse (or essentially non-recourse) loans in connection with executive’s participation;

•      for matching share plans, do not meet the Agent’s standards, considering holding period, discounts, dilution, participation, purchase price and performance criteria;

•      provide for vesting upon change in control if deemed by the Agent to evidence a conflict of interest or anti-takeover device;

•      provide no disclosure regarding vesting or performance criteria (provided that proposals providing disclosure in one or both areas, without regard to Agent’s criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

•      permit post-employment vesting if deemed inappropriate by the Agent;

•      allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent’s approach to evaluating such plans; or

•      provide for retesting in connection with achievement of performance hurdles unless the Agent’s analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the retesting is de minimis as a percentage of overall compensation or is acceptable relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans/awards or the related issuance of shares that (1) do not suffer from the defects noted above, or (2) otherwise meet the Agent’s tests if the considerations raised by the Agent pertain primarily to performance hurdles, contract or notice periods, discretionary bonuses, recruitment awards, retention incentives, non-compete payments or vesting upon change in control (other than addressed above), if the company has provided adequate disclosure and/or a reasonable rationale regarding the relevant plan/award, practice or participation.  Unless otherwise provided for herein, market practice of the primary country in which a company does business, or in which an employee is serving, as applicable, shall supersede that of the issuer’s domicile.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

Remuneration Reports

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting:

(1)   practices or features not supported under these Guidelines, including financial assistance under the conditions described above;

(2)   retesting deemed by the Agent to be excessive relative to market practice (irrespective of the Agent’s support for the report as a whole);

(3)   equity award valuation triggering a negative recommendation from the Agent; or

(4)   provisions for retirement benefits or equity incentive awards to outside directors if not in line with market practice, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Reports receiving the Agent’s support and not triggering the concerns cited above will generally be voted FOR.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments, “leaver” status, incentive structures and vesting or performance criteria not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, generally voted FOR if the company has provided a reasonable rationale and/or adequate disclosure regarding the matter(s) under consideration.  Reports with typically unsupported features may be voted FOR in cases in which the Agent recommends their initial support as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes).

Shareholder Proposals Regarding Executive and Director Pay

The Funds’ U.S. Guidelines with respect to such shareholder proposals shall apply.

General Share Issuances

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent’s practice to determine support for general issuance requests (with or without preemptive rights), or related requests to repurchase and reissue shares, based on their amount relative to currently issued capital as well as market-specific considerations (e.g., priority right protections in France, reasonable levels of dilution and discount in Hong Kong).  Requests to reissue repurchased shares will not be supported unless a related general issuance request is also supported.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), convertible bonds or warrants, to grant rights to acquire shares, or to amend the corporate charter relative to such issuances or grants in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, failure to meet the Agent’s standards for general issuance requests, or authority to refresh share issuance amounts without prior shareholder approval.

Increases in Authorized Capital

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, as follows:

•      Generally, vote FOR nonspecific proposals, including bundled proposals, to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

•      Vote FOR specific proposals to increase authorized capital, unless:

•      the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

•      the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

•      Vote AGAINST proposals to adopt unlimited capital authorizations.

•      The Agent’s market-specific exceptions to the above parameters (e.g., The Netherlands, due to hybrid market controls) shall be applied.

Preferred Stock

Unless otherwise provided for herein, voting decisions should generally be based on the Agent’s approach, including:

•      Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent’s guidelines on equity issuance requests.

•      Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

Poison Pills/Protective Preference Shares

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers or repurchases) that do not meet the Agent’s standards.  Generally vote in accordance with Agent’s recommendation to withhold support from a nominee in connection with poison pill or anti-takeover considerations when culpability for the actions can be specifically attributed to the nominee.  Generally DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised by the Agent.

Approval of Financial Statements and Director and Auditor Reports

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company’s financial accounts and reporting, which, in the case of related party transactions, would include concerns raised by the Agent regarding consulting agreements with non-executive directors.  Unless otherwise provided for herein, reports not receiving the Agent’s support due to concerns regarding severance/termination payments not otherwise supported by these Guidelines shall be considered on a CASE-BY-CASE basis, factoring in the merits of the rationale and disclosure provided.  Generally, vote AGAINST board-issued reports receiving a negative recommendation from the Agent due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.  However, generally do not withhold support from such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the issuer or its board.

Remuneration of Auditors

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

Indemnification of Auditors

Generally, vote AGAINST proposals to indemnify auditors.

Ratification of Auditors and Approval of Auditors’ Fees

For Canadian issuers, the Funds’ U.S. Guidelines with respect to auditors and auditor fees shall apply.  For other markets, generally, follow the Agent’s standards for proposals seeking auditor ratification or approval of auditors’ fees, which indicate a vote FOR such proposals for companies in the MSCI EAFE index, provided the level of audit fee disclosure meets the Agent’s standards.  In other cases, generally vote FOR such proposals unless there are material concerns raised by the Agent about the auditor’s practices or independence.

Allocation of Income and Dividends

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes.  In the event management offers multiple dividend proposals on the same agenda, primary consideration shall be given to input from the relevant Investment Professional(s).

Stock (Scrip) Dividend Alternatives

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Debt Instruments

Generally, vote AGAINST proposals authorizing excessive discretion, as assessed by the Agent, to a board to issue or set terms for debt instruments (e.g., commercial paper).

Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined.  The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level.  A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process.  A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent.  Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, comparing any such proposed debt issuance to industry and market standards, and with voting decisions generally based on the Agent’s approach to evaluating such requests.

Financing Plans

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Related Party Transactions

Consider related party transactions on a CASE-BY-CASE basis.  Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter or contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty).

Approval of Donations

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided; if so, single- or multi-year authorities may be supported.

Capitalization of Reserves

Generally, vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

Investment of Company Reserves

These proposals should generally be analyzed on a CASE-BY-CASE basis, with primary consideration given to input from the Investment Professional(s) for a given Fund.

Article Amendments

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

•      it is editorial in nature;

•      shareholder rights are protected;

•      there is negligible or positive impact on shareholder value;

•      management provides adequate reasons for the amendments or the Agent otherwise supports management’s position;

•      it seeks to discontinue and/or delist a form of the issuer’s securities in cases in which the relevant Fund does not hold the affected security type; or

•      the company is required to do so by law (if applicable).

Generally, vote AGAINST an article amendment if:

•      it removes or lowers quorum requirements for board or shareholder meetings below levels recommended by the Agent;

•      it reduces relevant disclosure to shareholders;

•      it seeks to align the articles with provisions of another proposal not supported by these Guidelines;

•      it is not supported under these Guidelines, is presented within a bundled proposal, and the Agent deems the negative impact, on balance, to outweigh any positive impact; or

•      it imposes a negative impact on existing shareholder rights, including rights of the Funds, to the extent that any positive impact would not be deemed by the Agent to be sufficient to outweigh removal or diminution of such rights.

With respect to article amendments for Japanese companies:

•      Generally vote FOR management proposals to amend a company’s articles to expand its business lines.

•      Generally vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•      If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•      Generally follow the Agent’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a “creeping takeover” (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Other Business

In connection with global proxies, vote in accordance with the Agent’s market-specific recommendations on management proposals for Other Business, generally AGAINST.

PART C

OTHER INFORMATION

ING VARIABLE PRODUCTS TRUST

ITEM 23. EXHIBITS

(a)           (1)        Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(2)        Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1997 and incorporated herein by reference.

(3)        Certificate of Establishment and Designation dated April 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 16, 1997 and incorporated herein by reference.

(4)        Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(5)        Certificate of Amendment of Declaration of Trust and Redesignation of Series – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(6)        Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(7)        Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(8)        Certificate of Establishment and Designation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(9)        Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(10)      Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(11)      Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(12)      Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(13)      Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(14)      ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003 and incorporated herein by reference.

(15)      Establishment and Declaration of Series – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(16)      Certificate of Amendment of Declaration of Trust dated June 17, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(17)      Establishment and Designation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s  Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(18)      Certificate of Amendment of Declaration of Trust dated June 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(19)      Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(20)      Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(21)      Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(22)      Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(23)      Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(24)      Establishment and Designation of Series and Classes dated November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(25)      Certificate of Amendment of Declaration of Trust dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(26)      Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(27)      Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(28)      Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(29)      Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(30)      Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(31)      Establishment and Designation of Classes (Adviser Class of shares) dated April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(32)      Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(33)      Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(34)      Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(35)      Form of Plan of Liquidation and Dissolution of Series – ING VP Financial Services Portfolio  – Filed herein.

(b)           (1)        By-laws - Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(i)         Amendment to the By-laws of Pilgrim Variable Products Trust effective July 26, 2000 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(c)           N/A

(d)           (1)        Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        First Amendment, effective as of September 2, 2004, to the Amended and Restated Investment Advisory Agreement – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)       Second Amendment to the Amended and Restated Investment Advisory Agreement dated April 30, 2001, between ING Variable Products Trust and ING Investments, LLC, effective as of December 15, 2006– to be filed by subsequent Post-Effective Amendment.

(iii)      Amended and Restated Schedule A, effective April 28, 2008, to the Amended and Restated Investment Advisory Agreement– Filed herein.

(2)                        Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(i)         First Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(ii)           Second Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(iii)          Third Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)          Fourth Amendment to the Sub-Advisory Agreement, effective September 15, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) – Filed herein.

(v)           Amended Schedule A, effective January 1, 2008, to the Sub-Advisory Agreement between ING Investments, LLC (formerly, ING Pilgrim Investments, LLC) and ING Investment Management Co. (formerly, Aeltus Investment Management) – Filed herein.

(3)                        Sub-Advisory Agreement with ING Clarion Real Estate Securities dated May 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)            First Amendment to the Sub- Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. effective as of December 15, 2006 – Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)           Schedule A with respect to the Sub-Advisory Agreement between ING Investments and Clarion CRA Securities, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(4)        Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of

February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective April 28, 2006 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(ii)           Side letter agreement dated April 28, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust – Filed herein.

(e)           (1)        Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amended and Restated Schedule of Portfolios (dated August 2004) to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, LLC– Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

                (2)        Substitution Agreement dated October 8, 2002 by and between ING Variable Products Trust and ING Funds Distributor, LLC – Filed herein.

 (f)           N/A

(g)           (1)        Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amended Exhibit A, effective April 28, 2008, to the Custody Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) – Filed herein.

(2)       Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amended Exhibit A, effective April 28, 2008, to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) – Filed herein.

(ii)       Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) dated as of March 13, 2008 – Filed herein.

(3)       Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amended Exhibit A, effective April 28, 2008, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation (formerly The Bank of New York) –Filed herein.

(h)           (1)        Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amendment to the Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. effective as of November 2, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(ii)       Amended and Restated Schedule A (dated October 2007) to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC –Filed herein.

(2)       Agency Agreement with DST Systems, Inc. dated November 30, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)        Amended and Restated Exhibit A, effective April 28, 2008, to the Agency Agreement with DST Systems, Inc.– Filed herein.

(3)       Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the

Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)        Amended Exhibit A, effective April 28, 2008, to the Fund Accounting Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York) – Filed herein.

(4)       Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(5)       Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)    Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(6)       Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)    Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(7)       Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(8)                      Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(9)                      Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(10)                Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(11)                Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(12)                Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING

Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(13)                Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(14)                Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(15)                Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September 22, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(16)               Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.– Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(17)               Participation Agreement between Massachusetts Mutual Company and ING Variable Products Trust effective April 26, 2006- Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)                                     Amendment dated April 13, 2008 to Participation Agreement between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust – Filed herein.

(18)               Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                     Amended Schedule A with Respect to the Allocation Agreement (Blanket Bond) dated May 2007 – Filed herein.

(19)               Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to

the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)                                                 Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated May 2007 – Filed herein.

(i)                                     (1)       Legal Opinion of Dechert with respect to the Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, and Pilgrim VP MidCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2000 and incorporated herein by reference.

(2)                      Legal Opinion of Dechert with respect to the Pilgrim VP Growth and Income, Pilgrim VP Financial Services, Pilgrim VP Convertible, Pilgrim VP Worldwide Growth, Pilgrim VP International, Pilgrim VP International SmallCap Growth, Pilgrim VP Emerging Countries and Pilgrim VP LargeCap Growth Portfolios - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(3)                      Legal Opinion and Consent of Dechert LLP with respect to Adviser Class shares of ING VP High Yield Bond, ING VP International Value, ING VP LargeCap Growth and ING MidCap Opportunities Portfolios and Class I shares of ING VP LargeCap Growth Portfolio as to the legality of securities being registered – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(j)                                     (1)                 Consent of Dechert LLP – Filed herein.

(2)                  Consent of KPMG LLP – Filed herein.

(k)                                 N/A

(l)                                   N/A

(m)                             (1)            Shareholder Services Plan (Class S Shares) approved on August 7, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)                         Amended and Restated Schedule of Portfolios (dated October, 2007) to the Shareholder Services Plan (Class S Shares) – Filed herein.

(2)       Shareholder Service and Distribution Plan approved on January 6, 2005 (Adviser Class Shares)– Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)                         Amended Schedule A (dated October 2007) to Shareholder Service and Distribution Plan - Filed herein.

(n)                                 (1)                      Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan for Pilgrim Variable Products Trust dated January 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(o)                                 N/A

(p)                                 (1)                      ING Funds and Advisers Code of Ethics effective as of June 1, 2004, amended on January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2005 and incorporated herein by reference.

(2)                      ING Investment Management, Co. Code of Ethics dated August 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(3)                      ING Clarion Real Estate Securities Code of Ethics dated October 23, 2006 – Filed as an Exhibit to Post Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Variable Products Trust is a Massachusetts business trust for which separate financial statements are filed. As of April 14, 2008, no affiliated insurance companies owned more the 25% of the Registrant’s outstanding voting securities of ING Variable Products Trust other than as listed below:

% of Portfolio
ILIAC
ING VP International Value	80.20%
ING VP Real Estate	52.51%
ING VP Financial Services	95.16%
IUALIC
ING VP SmallCap Opportunities	51.86%

ILIAC and IUALIC are an indirect wholly-owned subsidiaries of ING Groep N.V.

ITEM 25. INDEMNIFICATION

                Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(a) by the court or other body approving the settlement or other disposition; or

(b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

Information as to the directors and officers of ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Investment Management Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Aeltus Investment Management, Inc. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-09046) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Clarion Real Estate Securities L.P., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Clarion Real Estate Securities L.P. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-49083) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Portfolios, Inc.; ING Funds Trust; ING Equity Trust; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Separate Portfolios Trust; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b) Information as to the directors and officers of ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The Bank of New York Mellon Corporation at 100 Church Street, 10th Floor, New York, NY 10286 maintains records as Custodian and Fund Accounting Agent for the Registrant.

Examples of records maintained by The Bank of New York Mellon Corporation include:

(i) Receipts and delivery of securities including certificate numbers;

(ii) Receipts and disbursement of cash;

(iii) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.

(iv) Shareholder Records

All other records required by item 30(a) are maintained at the office of the Administrator, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 and the offices of the Sub-Advisers.

The addresses of the Sub-Advisers are as follows:

ING Investment Management Co., 230 Park Avenue, New York, NY  10169; and ING Clarion Real Estate Securities L.P., 201 King of Prussia Road, Suite 600, Radnor, PA 19087

ITEM 29. MANAGEMENT SERVICES

N/A

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 25th day of April, 2008.

ING VARIABLE PRODUCTS TRUST

By:	/s/ Huey P. Falgout, JR.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	April 25, 2008

John V. Boyer*	Trustee	April 25, 2008

Patricia W. Chadwick*	Trustee	April 25, 2008

J. Michael Earley*	Trustee	April 25, 2008

Patrick W. Kenny*	Trustee	April 25, 2008

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	April 25, 2008

Sheryl K. Pressler*	Trustee	April 25, 2008

Colleen D. Baldwin*	Trustee	April 25, 2008

Peter S. Drotch*	Trustee	April 25, 2008

Roger B. Vincent*	Chairman and Trustee	April 25, 2008

Robert W. Crispin*	Interested Trustee	April 25, 2008

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                                  Powers of Attorney for Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form.N-1A filed on February 8, 2008 and are incorporated herein by reference.

EXHIBIT INDEX LIST

ING VARIABLE PRODUCTS TRUST

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(a)(35)	Form of Plan of Liquidation and Dissolution of Series – ING VP Financial Services Portfolio
(d)(1)(iii)	Amended and Restated Schedule A, effective April 28, 2008, to the Amended and Restated Investment Advisory Agreement.
(d)(2)(iv)	Fourth Amendment to the Sub-Advisory Agreement, effective September 15, 2007, between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.).
(d)(2)(v)

Amended Schedule A, effective January 1, 2008, to the Sub-Advisory Agreement between ING Investments, LLC (formerly, ING Pilgrim Investments, LLC) and ING Investment Management Co. (formerly, Aeltus Investment Management).

(d)(4)(ii)	Side letter agreement dated April 28, 2008 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust.
(e)(2)	Substitution Agreement dated October 8, 2002 by and between ING Variable Products Trust and ING Funds Distributor, LLC.
(g)(1)(i)	Amended Exhibit A, effective April 28, 2008 to the Custody Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York).
(g)(2)(i)	Amended Exhibit A, effective April 28, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York).
(g)(2)(ii)	Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York).
(g)(3)(i)	Amended Exhibit A, effective April 28, 2008 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation (formerly The Bank of New York)
(h)(1)(ii)	Amended and Restated Schedule A (dated October 2007) to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC.
(h)(2)(i)	Amended and Restated Exhibit A, effective April 28, 2008 to the Agency Agreement with DST Systems, Inc.
(h)(3)(i)	Amended Exhibit A, effective April 28, 2008 to the Fund Accounting Agreement with The Bank of New York Mellon Corporation (formerly The Bank of New York).
(h)(17)(i)	Amendment dated April 3, 2008 to Participation Agreement, between Massachusetts Mutual Life Insurance Company and ING Variable Products Trust.

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(h)(18)(i)	Amended Schedule A with Respect to the Allocation Agreement (Blanket Bond) dated May 2007.
(h)(19)(i)	Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated May 2007.
(j)(1)	Consent of Dechert LLP
(j)(2)	Consent of KPMG LLP
(m)(1)(i)	Amended and Restated Schedule of Portfolios (dated October, 2007) to the Shareholder Services Plan (Class S Shares)
(m)(2)(i)	Amended Schedule A (dated October 2007) to Shareholder Service and Distribution Plan.